Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 84.41%

Corporate-Backed 7.77%

Allegheny Co IDA - US Steel	4.875%		11/1/2024	B	$3,150	$3,290,837
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	208,046
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,283,345
LA St John Parish - Marathon Oil	2.10	%#(a)	6/1/2037	BBB	8,000	8,083,280
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,455,468
Mobile IDB - AL Power	2.90	%#(a)	7/15/2034	A1	20,000	20,943,800
Montgomery Co IDA - Peco Generation	2.50	%#(a)	10/1/2030	BBB+	11,875	11,912,406
Montgomery Co IDA - Peco Generation	2.55	%#(a)	6/1/2029	BBB+	5,000	5,027,150
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	11,743,965
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	5,000	5,212,900
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	784,425
OH Air Dev Auth - AEP	2.40	%#(a)	12/1/2038	BBB+	3,000	3,023,880
OR Bus Dev Comn - Intel Corp	2.40	%#(a)	12/1/2040	A+	10,500	10,872,855
Selma IDB - Intl Paper	2.00	%#(a)	11/1/2033	BBB	2,625	2,650,384
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	8,500	8,955,345
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	6,475	7,116,025
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,357,300
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	4,250	4,427,777
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	2,254,260
Total						120,603,448

Education 2.60%

CA Muni Fin Auth- William Jessup U	5.00%		8/1/2020	NR	400	406,712
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2022	NR	750	800,775
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,169,050
Cap Trust Ed Facs - Renaissance
CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR	1,415	1,460,464
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,076,680
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2021	BBB-	365	378,523
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2022	BBB-	355	376,616
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2023	BBB-	410	445,690
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2024	BBB-	640	710,765
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2025	BBB-	675	763,405
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2020	Baa3	320	326,778
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2021	Baa3	500	525,890
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500	541,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	$1,000	$1,205,070
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	600	729,834
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	1,535	1,707,810
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,115,000
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.811 (CPI Based)%		12/1/2022	A+	2,000	2,055,400
OH HI Ed - Case Western Univ	1.616 (1 Mo. LIBOR * .70 + .42	% %)#	10/1/2044	AA-	8,000	8,003,920
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	471,130
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,094,240
Univ of North Carolina - Chapel Hill	1.495 (1 Mo. LIBOR * .67 + .35	% %)#	12/1/2041	AAA	10,000	10,017,500
Total						40,382,882

Energy 0.53%

PEFA Gas	5.00	%#(a)	9/1/2049	A3	7,000	8,291,920

General Obligation 17.32%

CA State GO	1.888 (1 Mo. LIBOR * .70 + .70	% %)#	12/1/2028	Aa2	8,000	8,015,200
CA State GO	1.948 (1 Mo. LIBOR * .70 + .76	% %)#	12/1/2031	Aa2	2,000	2,013,520
CA State GO	5.00%		9/1/2020	Aa2	10,000	10,268,200
Chicago Brd Ed	4.00%		12/1/2020	BB-	3,000	3,055,500
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,516,960
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,913,400
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,728,022
Chicago Brd Ed	4.00%		12/1/2022	BB-	4,000	4,194,680
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,951,416
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,655,274
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,593,630
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,337,505
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,886,412
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,535,600
Cook Co GO	5.25%		11/15/2033	AA-	6,525	6,721,141
CT State GO	5.00%		8/15/2021	A1	5,000	5,307,400
CT State GO	5.00%		6/15/2022	A1	3,250	3,551,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CT State GO	5.00%		11/1/2022	A1	$7,700	$8,234,303
CT State GO	5.00%		4/15/2025	A1	7,000	8,282,260
CT State GO	5.00%		10/15/2026	A1	5,000	6,106,900
CT State GO	5.00%		9/15/2030	A1	1,725	1,874,799
Fall River GO	3.50%		2/7/2020	NR	20,000	20,047,600
HI State GO	5.00%		11/1/2021	AA+	5,000	5,358,450
IL State GO	5.00%		8/1/2020	BBB-	14,430	14,710,808
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,105,240
IL State GO	5.00%		11/1/2023	BBB-	10,000	11,012,500
IL State GO	5.00%		11/1/2026	BBB-	5,240	6,000,062
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,299,700
IL State GO	5.25%		2/1/2032	BBB-	10,000	10,954,200
Katy TX ISD	1.446 (1 Mo. LIBOR * .67 + .28	% %)#	8/15/2036	AAA	17,370	17,370,174
New Caney ISD	3.00	%#(a)	2/15/2050	Aaa	5,000	5,137,950
NJ EDA - Motor Vehicle Surcharge	4.00%		7/1/2022	BBB+	3,500	3,713,290
NYC GO	5.00%		8/1/2021	Aa1	7,410	7,863,121
NYC GO	5.00%		10/1/2033	Aa1	3,190	3,494,103
PA State GO	5.00%		7/15/2029	Aa3	10,000	12,914,000
Philadelphia GO	5.00%		2/1/2025	A	2,140	2,518,716
Philadelphia GO	5.00%		2/1/2026	A	1,000	1,203,910
Philadelphia GO	5.00%		2/1/2027	A	1,250	1,535,262
Philadelphia GO	5.00%		2/1/2028	A	2,000	2,501,960
Philadelphia Sch Dist	5.00%		9/1/2021	A2	1,500	1,591,395
Philadelphia Sch Dist	5.00%		9/1/2022	A2	1,150	1,260,872
Philadelphia Sch Dist	5.00%		9/1/2023	A2	1,250	1,408,587
Philadelphia Sch Dist	5.00%		9/1/2024	A2	900	1,038,825
Philadelphia Sch Dist	5.00%		9/1/2025	A2	1,200	1,420,404
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2	2,500	2,562,000
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	986,665
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	603,026
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	563,435
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690	8,337,806
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	3,000	3,098,280
Scranton Sch Dist	2.012 (1 Mo. LIBOR * .68 + .85	% %)#	4/1/2031	A2	5,590	5,594,751
West Fargo GO	2.15%		5/1/2021	NR	5,000	5,003,350
Total						268,953,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.12%

AK IDA - Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		$1,000	$1,001,210
Allegheny Co Hosp Auth - UPMC	5.00%		7/15/2029	A+		4,000	5,133,120
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,002,975
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		980	999,188
CA Stwde - Adventist Health West	5.00	%#(a)	3/1/2037	A		3,555	4,327,395
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,574,520
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,286,157
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(b)	2,800	2,812,208
CO Hlth Fac Auth - CommonSpirit	5.00	%#(a)	8/1/2049	BBB+		7,000	8,263,290
CO Hlth Facs - Christian Living	4.00%		1/1/2021	NR		350	357,137
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,713,735
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,285,506
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		2,100	2,147,334
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,612,373
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		500	542,980
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,841,787
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,169,120
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,673,970
Harris Co Edu Fac - Hermann Health	2.18 (MUNIPSA * 1 + .57	% %)#	12/1/2049	A+		7,770	7,773,263
IA Fin Auth - Lifespace	2.875%		5/15/2049	BBB	(b)	1,000	1,006,350
ID HFA - Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,584,907
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,425,520
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	1,225	1,354,519
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,310,213
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,319,160
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	516,150
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	743,059
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(b)	805	851,899
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2025	BB+	(b)	650	718,523
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,091,147
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,120,654
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(b)	1,720	1,827,139
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(b)	990	1,118,324
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	729,260
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	533,515
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	675,258
MA DFA - Partners Hlth	2.11 (MUNIPSA * 1 + .50	% %)#	7/1/2038	AA-		5,000	5,009,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+	$1,225	$1,328,586
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+	2,030	2,325,142
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+	800	937,752
Maricopa Co IDA - Banner Health	2.18 (MUNIPSA* 1 + .57	% %)#	1/1/2035	AA-	4,865	4,876,725
Maricopa Co IDA - Honor Health	5.00%		9/1/2021	A2	750	796,208
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2	750	821,475
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2020	BBB	3,000	3,053,790
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-	2,250	2,777,130
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A+	2,510	2,624,356
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2020	Ba1	1,235	1,236,371
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Ba1	2,000	2,067,720
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2026	A	1,150	1,393,651
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2027	A	1,500	1,848,300
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2028	A	1,850	2,316,533
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2029	A	1,000	1,269,540
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR	2,000	2,052,240
MS Equip Facs - MS Baptist Hlth	2.91 (MUNIPSA * 1 + 1.30	% %)#	8/15/2036	BBB+	7,000	7,005,110
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2020	BB+	1,305	1,309,437
NC Hsg Fin Agency (GNMA)	4.00%		1/1/2050	AA+	2,495	2,755,079
NC Med - Southminster	5.00%		10/1/2023	NR	750	818,843
NC Med Care Comm - Wake Forest Baptist	2.20	%#(a)	12/1/2048	A	15,000	15,218,400
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-	3,900	4,771,806
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA	900	945,963
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A	1,800	2,193,624
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A	1,250	1,553,325
Northampton Co - St. Lukes Univ Hlth	2.24 (1 Mo. LIBOR * .70 + 1.04	% %)#	8/15/2048	A-	8,000	8,072,960
NY Dorm - Montefiore Ob Group	5.00%		8/1/2024	BBB	1,500	1,733,295
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-	1,000	1,022,160
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-	1,700	1,776,755
OK DFA - OU Med	5.00%		8/15/2025	Baa3	550	642,296
OK DFA - OU Med	5.00%		8/15/2026	Baa3	800	953,104
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA	1,400	1,582,896
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA	1,000	1,125,780
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA	1,000	1,122,070
Owensboro Health	5.00%		6/1/2025	Baa3	1,400	1,608,250
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2027	AA	1,250	1,562,212
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2028	AA	1,565	1,991,103
Palomar Hlth	5.00%		11/1/2021	BBB	500	530,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB-		$5,000	$5,944,550
Pinellas Co IDA - Patel Foundation	5.00%		7/1/2029	NR		1,250	1,487,112
Sante Fe Retirement Facs- El Castillo	2.25%		5/15/2024	BB+	(b)	600	600,756
Sartell Hlth Care - Country Manor	4.00%		9/1/2020	NR		500	508,220
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(b)	2,345	2,462,320
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,096,730
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,528,497
Southcentral PA Auth - Wellspan Hlth	2.21 (MUNIPSA * 1 + 0.60	% %)#	6/1/2049	Aa3		9,000	9,000,990
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,296,641
Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,076,645
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2026	BBB-	(b)	500	583,330
WA Hlth - Fred Hutchinson Cancer Ctr	2.301 (1 Mo. LIBOR * .67 + 1.10	% %)#	1/1/2042	A+		4,000	4,047,200
WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(b)	1,275	1,276,390
Waverly Hlth Ctr	2.50%		12/31/2022	NR		2,100	2,113,587
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		410	414,190
WI Hlth & Ed - Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,376,282
Total							219,286,527

Housing 4.49%

CA HFA - MFH	4.00%		3/20/2033	BBB+		1,700	1,947,316
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,605	6,238,645
MD State Hsg CDA	3.50%		3/1/2050	Aa2		10,000	10,800,400
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa2		5,000	5,495,150
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		5,915	6,532,881
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,865	5,379,814
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		5,115	5,649,313
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		4,985	5,459,472
NC State Hsg Fin Agy (GNMA)(c)	4.00%		7/1/2050	AA+		2,500	2,769,850
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		4,990	5,562,154
NY Mortgage Rev	3.50%		4/1/2049	Aa1		2,285	2,427,881
OH State Fin Agy	4.50%		3/1/2050	Aaa		5,000	5,605,050
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3		100	111,418
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3		175	208,133
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa		4,930	5,464,363
Total							69,651,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 4.26%

CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	$1,500	$1,865,325
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,192,947
Comm of PA COPS	5.00%		7/1/2023	A2	500	560,345
Comm of PA COPS	5.00%		7/1/2025	A2	500	590,120
NJ EDA - Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,722,492
NJ EDA - Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,481,148
NJ EDA - Sch Facs	5.00%		6/15/2022	BBB+	515	558,172
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	900	975,447
NJ EDA - Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,590,972
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,936,366
NJ EDA - Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,740,803
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,447,512
NJ EDA - Sch Facs	5.00%		6/15/2026	BBB+	4,000	4,692,160
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,737,015
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,410,588
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	8,065,890
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,623,500
Twin Rivers USD COP (AGM)	3.20	%#(a)	6/1/2041	AA	1,910	1,913,075
Total						66,103,877

Other Revenue 3.21%

CA Infra - Paul Getty Trust	1.705 (3 Mo. LIBOR * .70 + .37	% %)#	4/1/2038	AAA	7,500	7,501,275
CA St Infra - LA Co Museum of Art	1.913 (1 Mo. LIBOR * .70 + .65	% %)#	12/1/2050	A3	4,000	4,005,320
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,817,823
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,158,598
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,247,091
KY Public Energy Auth - Peak Energy	4.00	%#(a)	2/1/2050	A3	15,000	17,162,100
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,654,955
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	Ba2	500	539,330
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB	375	376,391
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,397,458
Total						49,860,341

Special Tax 1.27%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	810	858,130
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	270,662
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,649,900
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,150,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

CT Spl Tax - Trans Infra	5.00%		10/1/2022	A+	$3,400	$3,747,548
CT Spl Tax - Trans Infra	5.00%		1/1/2026	A+	5,000	6,008,100
Peninsula Town Center†	4.00%		9/1/2023	NR	225	233,505
Village CDD #12†	3.25%		5/1/2023	NR	500	509,875
Village CDD #13†	2.625%		5/1/2024	NR	250	251,543
Total						19,679,495

Tax Revenue 1.70%

City of Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	150	151,892
City of Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	300	306,549
IL State Sales Tax	5.00%		6/15/2024	BBB	7,260	8,084,663
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA	2,000	2,262,440
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,568,947
Suffolk Co - TANS	2.50%		7/23/2020	NR	10,000	10,065,400
Total						26,439,891

Tobacco 2.70%

Buckeye Tobacco	5.125%		6/1/2024	Ca	4,720	4,726,419
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,439,023
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,256,501
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,744,250
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	16,010	16,877,102
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	3,999,800
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	5,260	5,370,407
TSASC	5.00%		6/1/2021	A	1,500	1,574,850
Total						41,988,352

Transportation 7.71%

Bay Area Toll Auth	2.019 (3 Mo. LIBOR * .70 + .55	% %)#	4/1/2045	AA	10,800	10,815,876
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,420,716
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,187,800
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	A-	5,000	5,086,650
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000	10,208,700
Chicago Trans Auth	5.00%		6/1/2025	NR	2,000	2,334,300
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	490,099
E470 Pub Hwy Auth	1.616 (1 Mo. LIBOR * .67 + .42	% %)#	9/1/2039	A	6,000	6,000,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth	2.251 (1 Mo. LIBOR * .67 + 1.05	% %)#	9/1/2039	A		$2,000	$2,016,980
Grand Parkway Trans Corp	5.00%		2/1/2023	A+	(b)	10,030	11,125,376
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,263,123
LA Offshore Term Auth - LOOP	1.65	%#(a)	9/1/2027	A3		3,500	3,509,485
LA Offshore Term Auth - LOOP	2.00	%#	10/1/2040	BBB+		2,000	2,015,700
MTA NY	5.00%		5/15/2021	NR		15,000	15,742,800
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,822,890
NJ Tpk Auth	1.946 (1 Mo. LIBOR * .70 + .75	% %)#	1/1/2030	NR		2,500	2,522,950
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,000,000
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,964,128
NJ Trans Trust Fund	2.81 (MUNIPSA * 1 + 1.20	% %)#	6/15/2034	BBB+		10,030	10,083,761
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,210	8,051,551
PA Tpk Commn	5.00%		12/1/2025	A1		150	180,828
PA Tpk Commn	5.00%		12/1/2026	A1		400	492,232
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	BBB+		1,560	1,611,230
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,784,393
Total							119,731,748

Utilities 16.73%

American Muni Pwr - Hydroelec Proj	2.25	%#(a)	2/15/2048	A		6,500	6,551,545
American Muni Pwr- Prairie St TCRS (BAM)	5.25%		2/15/2030	AA		2,500	2,717,000
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+		1,305	1,569,641
Chicago Wastewater	5.00%		1/1/2021	A		1,000	1,034,920
Chicago Wastewater	5.00%		1/1/2022	A		2,000	2,136,560
Chicago Water	5.00%		11/1/2022	A		1,000	1,096,190
Chicago Water	5.00%		11/1/2022	A		5,680	6,226,359
Chicago Water (AGM)	5.00%		11/1/2028	AA		2,500	3,037,100
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		3,500	3,766,035
Detroit Water	5.00%		7/1/2021	AA-		420	443,503
Detroit Water	5.00%		7/1/2022	AA-		500	545,885
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A		3,000	3,111,000
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB+		4,000	4,014,600
Floyd CO Dev - GA Power	2.35	%#(a)	7/1/2022	Baa1		1,500	1,512,825
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3		6,500	6,512,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1	$1,700	$1,747,787
KY PCR - KY Util Comp	1.55	%#(a)	9/1/2042	A1	11,250	11,159,775
KY Public Energy Auth - BP	4.00	%#(a)	1/1/2049	A1	9,275	10,246,278
KY Public Energy Auth - Morgan Stanley	4.00	%#(a)	4/1/2048	A3	15,435	16,805,628
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	10,660	10,779,605
Long Island Power Auth	1.946 (1 Mo. LIBOR * .70 + .75	% %)#	5/1/2033	A	10,000	10,084,200
Long Island Power Auth	5.00%		9/1/2026	A	500	614,080
Long Island Power Auth	5.00%		9/1/2027	A	500	626,275
Louisa VA IDA - VA Elec & Pwr CO	1.90	%#(a)	11/1/2035	A2	5,000	5,057,950
Louisville/Jeff Co Poll Ctrl - Louisville	1.85	%#(a)	10/1/2033	A1	5,000	5,029,450
Main St Nat Gas - RBC	4.00	%#(a)	4/1/2048	Aa2	8,000	8,687,280
Maricopa Co Poll Ctl - NM Pub Svc	2.40	%#(a)	6/1/2043	BBB+	7,500	7,525,650
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	28,471,850
MEAG - Proj 1	5.00%		1/1/2021	A2	7,000	7,251,510
Monroe Co PCR - Gulf Power	2.00	%#(a)	9/1/2037	A	6,000	6,020,220
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	5,000	5,470,400
NY Elec Sys - LIPA	1.65	%#(a)	9/1/2049	A	4,000	4,034,800
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,042,900
Philadelphia Gas Works	5.00%		8/1/2023	A	850	959,973
Philadelphia Gas Works	5.00%		8/1/2024	A	800	928,272
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,103,000
PR Elec Pwr Auth(d)	5.25%		7/1/2018	NR	2,000	1,477,500
Rockport IN Wtr Pollution Ctl	1.35	%#(a)	7/1/2025	A-	2,000	1,993,560
Rockport IN Wtr Pollution Ctl	1.35	%#(a)	7/1/2025	A-	2,150	2,143,077
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,616,655
San Antonio Elec & Gas	2.75	%#(a)	2/1/2048	Aa2	8,000	8,329,840
San Antonio Water System	2.625	%#(a)	5/1/2049	AA	5,000	5,263,250
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	14,250	15,464,243
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	6,000	6,424,320
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	13,430	13,504,805
WV EDA - Appalachian Pwr	2.55	%#(a)	3/1/2040	A-	2,000	2,075,540
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	3,000	3,074,970
York Co VA IDA - VA Elec & Pwr CO	1.90	%#(a)	5/1/2033	A2	5,500	5,572,600
Total						259,863,211
Total Municipal Bonds (cost $1,282,703,606)						1,310,837,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 14.66%

Variable Rate Demand Notes 14.66%

Corporate-Backed 0.06%

PSL North America	2.60%	12/31/2019	11/1/2032	BBB-	$1,000	$1,000,000

Education 0.24%

Met Govt Nashville H & E - Fisk Univ	1.75%	1/22/2020	12/1/2020	NR	3,735	3,735,000

General Obligation 1.86%

NYC GO	1.68%	1/2/2020	3/1/2034	Aa1	13,900	13,900,000
NYC GO ARS	1.75%	12/31/2019	10/1/2046	Aa1	15,000	15,000,000
Total						28,900,000

Health Care 3.86%

AR DFA - Baptist Mem Hlth	1.97%	1/2/2020	9/1/2044	BBB+	15,000	15,000,000
Methodist Le Boneheur (AGM)	1.60%	12/31/2019	6/1/2042	AA	12,880	12,880,000
NJ Hlth - Christian Hlth Care Ctr	1.70%	12/31/2019	7/1/2038	BBB+	6,045	6,045,000
WV United Health Sys	1.78%	1/2/2020	6/1/2033	A	26,005	26,005,000
Total						59,930,000

Housing 0.66%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.75%	12/31/2019	7/1/2047	Aaa	10,200	10,200,000

Lease Obligations 0.29%

Montgomery Co Pub Bldg Auth	1.70%	1/1/2020	11/1/2027	Aa2	4,465	4,465,000

Money Market Securities 0.70%

NYC TFA - Future Tax	1.68%	1/9/2020	11/1/2022	AAA	10,805	10,805,000

Other Revenue 0.30%

WI Hlth & Ed - Maranatha Baptist	2.12%	12/31/2019	8/1/2026	BBB+	4,675	4,675,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 1.02%

NYC TFA - Future Tax	1.67%	12/31/2019	8/1/2042	AAA	$15,800	$15,800,000

Tax Revenue 4.97%

NYC TFA - Future Tax	1.65%	12/31/2019	11/1/2044	AAA	29,000	29,000,000
NYC TFA - Future Tax	1.65%	12/31/2019	5/1/2034	AAA	46,315	46,315,000
NYC TFA - Future Tax	1.70%	1/1/2020	11/1/2022	AAA	1,920	1,920,000
Total						77,235,000

Utilities 0.70%

NYC Wtr & Swr	1.66%	12/31/2019	6/15/2045	AAA	10,920	10,920,000

Total Short-Term Investments (cost $227,665,000)						227,665,000

Total Investments in Securities 99.07% (cost $1,510,368,606)						1,538,502,371

Cash and Other Assets in Excess of Liabilities 0.93%						14,495,416

Net Assets 100.00%						$1,552,997,787

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $27,122,947, which represents 1.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,310,837,371	$—	$1,310,837,371
Short-Term Investments
Variable Rate Demand Notes	—	227,665,000	—	227,665,000
Total	$—	$1,538,502,371	$—	$1,538,502,371

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.49%

Corporate-Backed 8.15%

AL IDA - Office Max Rmkt AMT	6.45%		12/1/2023	B1		$2,300	$2,333,304
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B		3,300	3,447,543
Arista Met District	5.00%		12/1/2038	NR		1,240	1,334,550
AZ IDA	3.625%		5/20/2033	BBB		9,973	11,267,704
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	3,983,472
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	604,252
CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB		6,590	7,496,191
CA MFA - Waste Mgmt AMT	2.40	%#(a)	10/1/2044	A-		9,750	9,908,242
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	10,532,802
Chandler AZ IDA - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+		7,250	7,542,103
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,401,625
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	259,068
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	674,838
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,620	1,757,635
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,222,542
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB		2,525	3,020,632
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+		2,250	2,283,345
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+		10,000	11,069,500
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	B+		3,365	3,505,186
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,975,318
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,639,205
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,176,480
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		8,850	9,356,751
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB		6,780	6,976,891
LA St John Parish - Marathon Oil	2.20	%#(a)	6/1/2037	BBB		7,500	7,573,800
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,950,354
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+		6,000	6,058,980
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-		2,800	2,910,936
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-		8,000	8,522,160
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR		2,570	1,657,650
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA		10,000	11,531,000
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		10,000	10,813,500
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		10,500	10,902,885
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		2,975	3,141,838
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		4,650	4,863,435
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		5,500	5,805,800
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB		6,775	7,267,272
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB		13,820	15,047,216
NJ EDA - Sch Facs	5.00%		6/15/2030	A-	(c)	2,000	2,328,120
NJ EDA - Sch Facs	5.00%		6/15/2033	A-	(c)	2,000	2,301,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	$8,200	$9,374,158
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B	2,000	2,016,340
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	BB-	12,750	13,350,270
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	3,100	3,205,927
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,527,025
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,756,445
OH Air Dev Auth - AEP AMT	2.60	%#(a)	6/1/2041	BBB+	7,250	7,272,693
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,800	1,946,466
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	3,750	4,046,250
OK DFA - Waste Mgmt	2.375%		12/1/2021	A-	1,665	1,692,972
PA Dev Fin Auth - Covanta AMT†	3.25%		8/1/2039	B	1,035	1,036,294
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,355	1,757,936
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,161,077
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	7,025	7,542,391
Selma IDB - Intl Paper	2.00	%#(a)	11/1/2033	BBB	1,000	1,009,670
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	13,400	14,117,838
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-	5,000	5,614,600
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	6,950	8,000,075
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	440	466,884
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,357,300
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	835	907,236
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,784,200
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	7,500	7,813,725
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	2,842,000	(d)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1	6,855	7,490,184
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1	5,000	5,190,950
WI PFA - American Dream†	5.00%		12/1/2027	NR	7,000	7,889,910
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	5,913,250
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	4,062,750
WI Pub Fin Auth - Celanese AMT	5.00%		12/1/2025	BBB	6,500	7,453,030
Total						401,045,931

Education 4.59%

CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	471,807
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	479,463
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,370,600
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,367,073
Cap Trust Ed Facs - Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,279,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Chicago Brd Ed	5.00%	12/1/2034	BB-	$3,000	$3,431,550
Chicago Brd Ed	5.00%	12/1/2036	BB-	9,000	10,241,640
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,902,339
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,885,525
CT Ed Facs - Univ of Hartford	4.00%	7/1/2039	BBB-	1,875	2,031,806
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,491,824
Cuyahoga CCD	5.00%	8/1/2020	Aa2	935	937,814
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,280,480
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,754,576
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	237,040
Fulton CO Dev - GA Tech Athltic Assoc	5.00%	10/1/2022	NR	7,265	8,022,522
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	2,791,048
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,001,930
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2030	Baa3	625	753,475
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2031	Baa3	600	719,328
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2032	Baa3	500	597,390
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,191,470
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	3,111,067
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,806,339
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,335,201
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,634,685
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,270,320
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,952,851
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,118,797
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,081,717
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,815,050
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,686,690
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,609,125
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,922,550
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,950,975
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	710	768,028
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,088,320
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,952,050
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,858,500
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,931,789
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,090,544
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,080,264
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,394,880
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,823,938
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	597,300
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,890,982
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,259,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Pima IDA - American Leadership Acad†		4.75%	6/15/2037	NR	$4,500	$4,629,780
Private Clgs & Univs Auth - SCAD		5.00%	4/1/2029	A3	1,500	1,713,855
Private Clgs & Univs Auth - SCAD		5.00%	4/1/2031	A3	1,360	1,548,006
Troy Cap Res Corp - RPI		5.00%	8/1/2024	A3	1,000	1,159,860
Troy Cap Res Corp - RPI		5.00%	8/1/2025	A3	2,630	3,127,149
Troy Cap Res Corp - RPI		5.00%	8/1/2026	A3	1,000	1,197,150
Troy Cap Res Corp - RPI		5.00%	8/1/2027	A3	1,600	1,906,448
Univ of Connecticut		5.00%	11/1/2032	A+	3,740	4,618,638
Univ of Houston		5.00%	2/15/2029	AA	10,280	12,355,532
Univ of Illinois (AGM)		4.00%	4/1/2033	AA	4,905	5,493,109
Univ of Illinois (AGM)		4.00%	4/1/2034	AA	5,100	5,682,675
Univ of North Carolina - Wilmington		5.00%	6/1/2023	A1	2,435	2,744,781
Univ of North Carolina - Wilmington		5.00%	6/1/2024	A1	2,560	2,964,787
VA Clg Bldg Auth		4.00%	9/1/2035	AA+	8,795	10,109,501
Wayne State Univ		4.00%	11/15/2034	Aa3	3,900	4,292,496
Total						225,815,171

Energy 0.24%

PEFA Gas (cost $11,525,093)	5.00	%#(a)	9/1/2049	A3	10,000	11,845,600

Financial Services 0.58%

Berks Co IDA - Tower Hlth		4.00%	11/1/2031	BBB+	2,280	2,464,566
Berks Co IDA - Tower Hlth		5.00%	11/1/2030	BBB+	1,315	1,561,326
MA Ed Fin Auth AMT		3.625%	7/1/2034	AA	15,000	16,154,700
NJ Higher Ed Assistance Auth AMT		3.75%	12/1/2030	Aaa	2,350	2,575,200
NJ Higher Ed Assistance Auth AMT		4.00%	12/1/2032	Aaa	2,690	2,973,365
NJ Higher Ed Assistance Auth AMT		4.00%	12/1/2034	Aaa	2,400	2,640,312
Total						28,369,469

General Obligation 17.10%

Bellwood GO		5.875%	12/1/2027	A	5,000	5,577,550
Bellwood GO		6.15%	12/1/2032	A	3,770	4,235,595
Birdville ISD GTD		4.00%	2/15/2038	AAA	3,235	3,664,479
CA State GO	1.948 (1 Mo. LIBOR * .70 + .76	% %)#	12/1/2031	Aa2	5,000	5,033,800
CA State GO		3.00%	10/1/2033	Aa2	3,750	4,010,438
CA State GO		5.00%	10/1/2027	Aa2	10,000	11,253,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	9/1/2030	Aa2	$10,000	$11,998,600
CA State GO	5.00%	4/1/2032	Aa2	13,850	18,869,932
CA State GO	5.25%	3/1/2022	Aa2	6,320	6,363,671
CA State GO (AGM)	5.25%	8/1/2032	AA	15,000	20,503,500
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,434,580
Chicago Brd Ed	4.00%	12/1/2027	BB-	4,500	4,863,960
Chicago Brd Ed	5.00%	12/1/2029	BB-	3,000	3,527,130
Chicago Brd Ed	5.00%	12/1/2030	BB-	3,100	3,625,078
Chicago Brd Ed	5.00%	12/1/2031	BB-	3,100	3,167,766
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,500	1,748,835
Chicago Brd Ed	5.00%	12/1/2032	BB-	1,200	1,394,400
Chicago Brd Ed	5.00%	12/1/2033	BB-	900	1,043,433
Chicago Brd Ed	5.00%	12/1/2034	BB-	475	549,285
Chicago Brd Ed	5.00%	12/1/2035	BB-	450	518,859
Chicago Brd Ed	5.00%	12/1/2046	BB-	7,500	8,472,300
Chicago Brd Ed†	6.75%	12/1/2030	BB-	5,000	6,429,000
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,437,405
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2026	Baa2	1,510	1,268,491
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,187,948
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,486,650
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,845,460
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,474,758
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,272,210
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,492,553
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,353,271
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,128,130
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,425,262
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,192,623
Chicago GO	5.75%	1/1/2033	BBB+	7,000	8,345,960
Chicago GO	6.00%	1/1/2038	BBB+	17,840	21,440,647
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,590,932
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	8,112,929
Chicago Met Water Reclmtn Dist	5.25%	12/1/2034	AA+	10,465	14,227,063
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,356,654
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,143,590
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,692,078
Clark Co GO	4.00%	6/1/2037	AA+	6,890	7,833,792
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,766,112
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,481,826
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,151,450
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,310,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Cook Co GO	5.00%	11/15/2025	AA-	$6,000	$6,551,280
Cook Co GO	5.25%	11/15/2023	AA-	10,510	11,209,335
CT State GO	4.00%	4/15/2037	A1	1,825	2,055,242
CT State GO	4.00%	6/15/2037	A1	775	868,070
CT State GO	4.00%	4/15/2038	A1	7,460	8,361,914
CT State GO	5.00%	10/15/2028	A1	12,500	15,109,125
CT State GO(e)	5.00%	1/15/2030	A1	12,500	16,027,000
CT State GO	5.00%	6/15/2032	A1	2,000	2,463,200
CT State GO	5.00%	6/15/2034	A1	1,100	1,346,059
CT State GO	5.00%	6/15/2035	A1	1,125	1,373,018
CT State GO	5.00%	4/15/2036	A1	1,150	1,419,273
Deforest Sch Dist	3.00%	4/1/2038	AA+	4,000	4,085,480
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	256,531
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,809,812
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,361,396
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,649,460
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,675,660
HI State GO	5.00%	8/1/2026	AA+	7,590	8,854,494
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	6,800,017
Hinsdale GO	4.00%	1/15/2038	AAA	6,300	7,036,659
Hinsdale GO	4.00%	1/15/2039	AAA	6,550	7,298,206
Houston GO	5.00%	3/1/2024	AA	2,000	2,302,820
Howard Co GO	3.00%	8/15/2036	AAA	1,910	1,998,700
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,350,950
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,558,770
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,978,465
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,868,789
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,583,676
IL State GO	5.00%	11/1/2026	BBB-	10,000	11,450,500
IL State GO	5.00%	1/1/2027	BBB-	12,010	13,654,890
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,753,150
IL State GO	5.00%	2/1/2028	BBB-	13,620	15,695,688
IL State GO	5.00%	11/1/2028	BBB-	15,160	17,467,807
IL State GO	5.00%	2/1/2029	BBB-	5,440	6,242,454
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,195,192
IL State GO	5.00%	10/1/2032	BBB-	8,300	9,575,129
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,754,000
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,921,089
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,599,425
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,473,050
IL State GO	6.00%	5/1/2026	BBB-	6,000	7,219,080
LA State GO	5.00%	5/1/2028	AA-	11,180	13,218,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

LA State GO	5.00%	3/1/2031	AA-	$5,000	$6,397,600
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,764,451
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,934,591
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,844,110
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,951,743
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,474,010
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,816,825
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,613,760
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,777,075
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,031,221
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,112,000
NJ State GO	5.00%	6/1/2027	A-	3,650	4,456,504
NJ State GO	5.00%	6/1/2029	A-	5,000	6,051,200
NV State GO	5.00%	11/1/2026	AA+	7,500	8,935,800
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,867,325
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,405,240
NYC GO	5.00%	8/1/2022	Aa1	10,010	10,628,518
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,597,560
NYC GO	5.00%	8/1/2026	Aa1	5,235	5,639,508
NYC GO	5.00%	8/1/2032	Aa1	1,750	2,214,993
NYC GO	5.00%	10/1/2032	Aa1	3,500	4,478,880
NYC GO	5.00%	10/1/2033	Aa1	4,500	5,738,310
PA State GO	4.00%	3/1/2038	Aa3	8,020	8,943,182
PA State GO	5.00%	1/15/2028	Aa3	10,000	12,235,900
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,190,290
Perris UHSD (AGM)	4.00%	9/1/2037	AA	2,000	2,334,200
Perris UHSD (AGM)	4.00%	9/1/2039	AA	5,050	5,847,698
Perris UHSD (AGM)	4.00%	9/1/2040	AA	1,935	2,227,050
Philadelphia GO	5.00%	2/1/2030	A	2,750	3,501,933
Philadelphia GO	5.00%	2/1/2031	A	2,500	3,163,250
Philadelphia GO	5.00%	2/1/2032	A	1,750	2,203,898
Philadelphia GO	5.00%	2/1/2033	A	2,500	3,130,000
Philadelphia Sch Dist	5.00%	9/1/2026	A2	500	603,130
Philadelphia Sch Dist	5.00%	9/1/2027	A2	600	735,462
Philadelphia Sch Dist	5.00%	9/1/2028	A2	500	622,465
Philadelphia Sch Dist	5.00%	9/1/2030	A2	2,500	3,123,000
Philadelphia Sch Dist	5.00%	9/1/2031	A2	2,500	3,110,500
Philadelphia Sch Dist	5.00%	9/1/2032	A2	3,200	3,967,712
Philadelphia Sch Dist (AGM)	5.00%	6/1/2030	AA	5,000	5,916,400
Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA	5,000	5,895,500
PR Comwlth GO (AGM)	5.00%	7/1/2035	AA	2,115	2,250,550
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	893,518
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca	1,285	1,293,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca		$4,245	$4,488,451
Reedy Creek Impt Dist GO		4.00%	6/1/2031	AA-		2,240	2,558,282
RI State GO		5.00%	8/1/2029	AA		7,500	9,317,475
Romeoville GO		4.00%	12/30/2036	Aa2		4,725	5,319,263
Romeoville GO		4.00%	12/30/2037	Aa2		3,800	4,259,762
Stamford GO		3.00%	6/1/2037	AAA		3,025	3,148,027
Stamford GO		3.00%	6/1/2038	AAA		3,025	3,134,082
Stamford GO		3.00%	6/1/2039	AAA		3,025	3,120,651
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B		750	851,355
WA State GO		5.00%	8/1/2022	Aaa		14,245	15,115,939
Wake Co Ltd Ob		4.00%	12/1/2031	AA+		5,000	5,707,500
Total							841,717,981

Health Care 13.72%

Alachua Co Hlth - East Ridge Ret Vlg		5.00%	11/15/2024	B-	(c)	3,690	3,463,397
Alachua Co Hlth - East Ridge Ret Vlg		5.625%	11/15/2029	B-	(c)	1,000	911,750
Allegheny Co Hosp Auth - UPMC		4.00%	7/15/2038	A+		3,750	4,194,487
Allegheny County Health Network		5.00%	4/1/2030	A		4,750	5,843,830
Allegheny County Health Network		5.00%	4/1/2031	A		6,000	7,317,720
Antelope Valley Hlth		5.00%	3/1/2031	Ba3		7,000	7,689,780
AR DFA - Baptist Mem Hlth	3.16 (MUNIPSA * 1 + 1.55	% %)#	9/1/2044	BBB+		12,000	12,170,040
Atlantic Bch Hlth - Fleet Landing		5.00%	11/15/2028	BBB	(c)	2,020	2,230,747
AZ Hlth Facs - Phoenix Childrens Hsp		5.00%	2/1/2030	A1		6,000	6,414,120
Blaine Sr Hsg & Hlthcare - Crest View		5.125%	7/1/2025	NR		3,450	3,488,640
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2022	BBB+		1,540	1,698,343
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2023	BBB+		1,000	1,099,720
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2024	BBB+		2,000	2,197,980
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2025	BBB+		4,880	5,359,411
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2026	BBB+		3,705	4,066,941
CA Hlth - Childrens Hsp Los Angeles		5.00%	11/15/2029	BBB+		1,300	1,425,125
CA Hlth - Lucile Packard Childrens Hsp		5.00%	8/15/2031	A+		1,150	1,389,660
CA Hlth - Lucile Packard Childrens Hsp		5.00%	8/15/2032	A+		1,250	1,505,000
CA Hlth - Sutter Hlth		5.00%	11/15/2032	AA-		2,000	2,509,860
CA Hlth - Sutter Hlth		5.00%	11/15/2033	AA-		2,450	3,070,046
CA Hlth - Sutter Hlth		5.00%	11/15/2034	AA-		3,350	4,188,237
CA Hlth Facs - Cedars-Sinai Med Ctr		5.00%	11/15/2026	Aa3		5,000	6,119,250
CA Muni Fin - Cmnty Med Ctrs		5.00%	2/1/2030	A-		3,305	3,838,857
CA Stwde - Loma Linda Univ Med Ctr†		5.00%	12/1/2033	BB-		1,000	1,170,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		$5,000	$5,699,550
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	5,056,695
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,770,975
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,317,010
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,234,408
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,415,888
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,127,160
City of Oroville- Oroville Hsp	5.25%		4/1/2034	BB+		2,300	2,797,881
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,587,692
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,446,530
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,727,400
CO Hlth Facs - Christian Living Cmnty	5.125%		1/1/2030	NR		600	630,096
CO Hlth Facs - Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,553,650
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		2,445	2,532,311
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,690,000
CT Hlth & Ed - Griffin Hosp†(e)	5.00%		7/1/2032	BB+		370	439,112
CT Hlth & Ed - Griffin Hosp†(e)	5.00%		7/1/2034	BB+		225	265,581
CT Hlth & Ed - Griffin Hosp†(e)	5.00%		7/1/2039	BB+		1,000	1,166,470
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-		1,750	1,959,842
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,786,925
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,257,200
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,664,875
Cumberland Co Mun Auth - Asbury	5.25%		1/1/2032	NR		1,200	1,247,400
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	NR		5,000	5,760,400
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,048,364
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,333,555
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	903,408
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,607,212
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		2,530	2,575,692
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,084,518
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,788,045
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,182,910
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(c)	2,500	2,669,750
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,113,010
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,108,430
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,097,080
Franklin Hlth - Proton Therapy†	6.50%		6/1/2027	NR		3,750	3,961,050
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,620,900
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,954,027
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,577,020
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		12,000	14,230,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		$3,000	$3,311,190
Hanover Co EDA - Covenant Woods	4.50%		7/1/2030	NR		2,790	2,885,111
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(c)	735	772,044
Harris Co Cultural Ed - Brazos	5.00%		1/1/2033	BBB-	(c)	545	576,474
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(c)	1,385	1,549,967
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(c)	1,500	1,663,635
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	B+		8,095	8,904,662
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,584,500
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,156,907
Il Fin Auth - Lutheran Life	5.00%		11/1/2035	NR		2,245	2,467,682
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,247,720
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690	1,839,717
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	5,098,275
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	1,710	1,811,027
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000	1,082,420
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(c)	2,000	2,271,320
KY EDA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,508,519
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,962,615
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,954,120
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,542,541
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,300	5,433,265
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,241,770
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000	2,464,860
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,501,388
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	12,083,018
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,212,060
MA DFA - Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,318,363
MA DFA - Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,196,040
MA DFA - Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,680,177
Maricopa Cnty AZ IDA - Banner Health	5.00%		1/1/2028	AA-		5,000	6,309,350
Maricopa Co IDA - Honor Health	5.00%		9/1/2033	A2		500	611,990
Maricopa Co IDA - Honor Health	5.00%		9/1/2034	A2		1,000	1,219,290
Maricopa Co IDA - Honor Health	5.00%		9/1/2035	A2		1,000	1,213,260
Maricopa Co IDA - Honor Health	5.00%		9/1/2036	A2		1,800	2,174,652
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%		7/1/2031	Baa1		1,100	1,180,300
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2024	BBB		5,000	5,759,800
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%		7/1/2026	Ba3		7,755	8,173,150
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,439,276
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%		7/1/2031	A3		1,300	1,546,350
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,230,929
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2027	NR		7,250	7,913,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-		$5,000	$6,070,750
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,707,105
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%		2/15/2025	AA		4,500	4,522,365
Monroe Co - St. Ann’s	4.00%		1/1/2030	NR		2,000	2,140,340
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	Ba1		4,000	4,485,760
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	Ba1		2,000	2,307,020
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	Ba1		3,000	3,434,760
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2036	A		1,350	1,515,213
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2038	A		1,200	1,334,736
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2039	A		2,600	2,883,842
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR		4,000	4,104,480
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR		2,000	2,115,700
Moon IDC - Baptist Homes Soc	5.00%		7/1/2020	NR		335	338,196
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,951,624
Multnomah Co Hsp - Mirabella	5.125%		10/1/2034	NR		4,000	4,347,280
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	11,342,730
Nassau Co LEAC - Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,241,770
NC Med - Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,664,418
NC Med - Southminster	5.00%		10/1/2031	NR		1,750	1,940,610
New Hope Cult Ed Facs - Carillon	5.00%		7/1/2036	NR		1,250	1,297,688
New Hope Cult Ed Facs - Crestview	5.00%		11/15/2031	BB+	(c)	850	935,417
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa2		2,000	2,446,760
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa2		3,170	3,938,915
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,853,000
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,526,447
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,877,031
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,281,137
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,288,677
NJ Hlth - St Peters Univ Hsp	5.25%		7/1/2021	BB+		1,070	1,072,472
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,799,035
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,318,040
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A		1,000	1,142,850
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A		1,000	1,140,400
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A		1,000	1,282,520
NM Hsp - Haverland	5.00%		7/1/2032	BBB-	(c)	1,000	1,055,410
Norfolk EDA - Sentara Hlth	5.00	%#(a)	11/1/2048	AA		5,500	6,961,955
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BBB+		1,100	1,230,581
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BBB+		1,000	1,111,590
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BBB+		850	942,242
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BBB+		1,625	2,005,835
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,650	1,834,800
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	720,779
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	994,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Montefiore	5.00%		8/1/2033	BBB		$900	$1,092,951
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	604,905
NY Dorm - Montefiore	5.00%		8/1/2035	BBB		900	1,084,311
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,796,820
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,566,903
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,395,440
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa2		4,000	4,481,160
OH Hosp Fac - Premier Hlt	4.00%		11/15/2039	Baa1		6,000	6,549,120
OK DFA - OU Med	5.00%		8/15/2033	Baa3		5,045	6,051,730
OK DFA - OU Med	5.00%		8/15/2038	Baa3		2,380	2,813,969
OK DFA - OU Med	5.25%		8/15/2043	Baa3		5,105	6,089,193
Oneida Co - Mohawk Valley Hlth	4.00%		12/1/2035	AA		1,000	1,133,460
Oneida Co - Mohawk Valley Hlth	4.00%		12/1/2036	AA		1,250	1,412,375
Oneida Co - Mohawk Valley Hlth	4.00%		12/1/2037	AA		1,000	1,124,830
OR Hosp Fac - Salem Health	5.00%		5/15/2029	A+		3,275	4,165,734
OR Hosp Fac - Salem Health	5.00%		5/15/2030	A+		4,660	5,880,314
Oroville - Oroville Hsp	5.25%		4/1/2039	BB+		440	527,111
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,425,093
Palomar Hlth Care Dist COPS	5.25%		11/1/2021	Ba1		1,620	1,677,413
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,255,181
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2030	BBB-		4,775	5,604,226
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,735,348
Pinellas Co IDA - Patel Foundation	5.00%		7/1/2039	NR		850	988,788
Roanoke EDA - Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,192,300
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,211,579
Sartell Hlth Care - Country Manor	5.25%		9/1/2030	NR		1,000	1,069,010
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(c)	750	849,045
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,661,680
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,497,705
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,257,467
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,277,247
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,305,950
Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,148,249
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(c)	1,250	1,429,963
Tyler Hlth - Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,221,887
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,186,692
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,149,018
WA Hlth - Fred Hutchinson Cancer Ctr	2.301 (1 Mo. LIBOR * .67 + 1.10	% %)#	1/1/2042	A+		4,000	4,047,200
WA Hsg - Rockwood†	6.00%		1/1/2024	NR		890	945,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(c)	$1,800	$1,801,962
Waverly Hlth Ctr	2.50%		12/31/2022	NR		2,100	2,113,587
Westchester Co LDC - Kendal Hudson	5.00%		1/1/2028	BBB	(c)	1,350	1,467,950
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375	1,500,386
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500	1,619,430
WI Hlth & Ed - Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,905,542
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		2,160	2,365,222
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	Ba2		3,450	3,681,150
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	Ba2		2,275	2,403,651
Woodbury Hsg - St Therese	5.00%		12/1/2029	NR		1,000	1,073,650
Woodbury Hsg - St Therese	5.00%		12/1/2034	NR		1,000	1,062,480
WV Hsp - Herbert Thomas Hlth(b)	6.00%		10/1/2020	NR		760	444,600
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500	6,105,110
Total							675,404,778

Housing 1.30%

Alachua Co Hlth - Oak Hammock	8.00%		10/1/2032	NR		500	563,775
CA Com Hsg Agency - Verdant†	5.00%		8/1/2049	NR		400	452,632
CA HFA - MFH	4.00%		3/20/2033	BBB+		6,800	7,789,264
CA HFA - MFH	4.25%		1/15/2035	BBB+		2,986	3,504,949
CA Muni Fin - Park Wstrn Apts (GNMA)	2.65%		8/1/2036	Aaa		4,484	4,484,687
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,501,200
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,199,000
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	894,810
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2034	NR		380	453,245
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2039	NR		650	764,042
MD State Hsg CDA	3.00%		9/1/2039	Aa2		10,000	10,154,000
MI Strategic Fd - Evangelical Homes	5.25%		6/1/2032	BB+	(c)	1,500	1,559,790
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,430	2,683,838
NJ EDA - Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,754,400
NJ Hsg and Mtg Fin Auth AMT	3.80%		10/1/2032	AA		3,160	3,403,668
NYC IDA - Yankee Stadium (FGIC)	2.584 (CPI Based)	% #	3/1/2021	Baa1		3,850	3,884,380
NYS Mtg	3.00%		10/1/2039	Aa1		4,675	4,743,068
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,296,605
WA Hsg - Emerald Heights	5.00%		7/1/2022	A-	(c)	1,000	1,084,820
Total							64,172,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 6.12%

Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		$5,000	$5,288,250
CA Pub Wks - Dept Hsps	5.00%		6/1/2023	Aa3		3,000	3,397,800
CA Pub Wks - Lease Rev	5.00%		10/1/2029	Aa3		19,195	24,066,499
CA Pub Wks - Various Cap Proj	5.00%		4/1/2021	Aa3		3,250	3,411,558
CA Pub Wks - Various Cap Proj	5.00%		11/1/2021	Aa3		1,000	1,072,820
CA Pub Wks - Various Cap Proj	5.00%		4/1/2022	Aa3		4,200	4,572,708
Cuyahoga Co COP - Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,396,888
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,811,134
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,423,767
Erie Co IDA - Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,230,651
Houston Co Coop Dist - Country Crossing(b)	Zero Coupon		6/7/2013	NR		1,768	247,520	(d)
Hudson Yards	5.00%		2/15/2029	Aa2		3,500	4,345,355
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,379,410
IN Fin Auth - Stadium	5.25%		2/1/2029	AA+		2,500	3,010,750
Kansas City IDA - Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	7,923,728
LA PFA - Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,588,832
Los Angeles Co COP - Disney Concert Hall	5.00%		9/1/2022	AA+		1,250	1,384,038
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000	3,802,860
MI Strategic Fd - Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,139,492
MI Strategic Fd - Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,407,348
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	Aa2		4,535	5,066,547
NJ EDA - Bldgs	5.00%		6/15/2036	BBB+		1,320	1,520,204
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	9,732,034
NJ EDA - Sch Facs	3.21 (MUNIPSA * 1 + 1.60	% %)#	3/1/2028	BBB+		5,000	5,018,200
NJ EDA - Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,939,650
NJ EDA - Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,888,481
NJ EDA - Sch Facs	5.00%		3/1/2029	BBB+		7,500	8,206,875
NJ EDA - Sch Facs	5.00%		6/15/2034	A-	(c)	3,000	3,445,920
NJ EDA - Sch Facs	5.00%		6/15/2035	BBB+		4,925	5,526,047
NJ EDA - Sch Facs	5.00%		6/15/2035	A-	(c)	1,000	1,145,940
NJ EDA - Sch Facs	5.00%		6/15/2042	A-	(c)	1,400	1,577,492
NJ EDA - Sch Facs	5.25%		9/1/2023	BBB+		6,545	6,833,307
NJ EDA - Sch Facs	5.25%		9/1/2025	BBB+		5,550	5,791,869
NJ EDA - Sch Facs	5.25%		6/15/2032	BBB+		2,865	3,267,733
NJ EDA - Sch Facs	5.50%		6/15/2029	BBB+		3,500	4,189,850
NJ EDA - State House Proj	5.00%		6/15/2033	BBB+		7,215	8,473,152
NJ EDA - State House Proj	5.00%		6/15/2034	BBB+		13,645	15,951,141
NJ Trans Trust Fund	4.00%		12/15/2031	BBB+		5,000	5,429,200
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,495,360
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,787,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	5.00%	6/15/2031	BBB+		$8,000	$9,493,040
NJ Trans Trust Fund	5.00%	12/15/2033	BBB+		25,000	29,413,500
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		4,580	5,368,035
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,038,740
NYC TFA	5.00%	7/15/2035	AA		10,000	11,848,100
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		1,500	1,761,705
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,131,937
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,609,873
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	5,102,306
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	3,947,662
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,137,300
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,425,880
Total						301,465,728

Other Revenue 3.73%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		11,300	11,851,440
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	Ba1		7,600	8,568,620
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029	AA		1,500	1,697,040
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	5,739,325
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	BBB+		10,250	11,005,015
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036	BBB		1,600	1,796,512
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BB		6,410	6,701,206
Cleveland Arpt	5.00%	1/1/2028	A		2,500	2,692,325
Cleveland Arpt	5.00%	1/1/2029	A		2,500	2,692,325
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2033	BB+		2,000	2,303,940
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+		1,650	1,903,490
Clifton Higher Ed - Idea Pub Schs	3.75%	8/15/2022	A-		1,720	1,774,214
Clifton Higher Ed - Intl Ldrshp Sch	6.00%	8/15/2038	NR		13,970	15,850,502
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		3,690	3,842,028
CT State Revolving Fund	4.00%	2/1/2038	AAA		3,000	3,446,670
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,217,590
FL DFC - Renaissance Chtr Sch	7.00%	6/15/2026	B+	(c)	3,000	3,186,150
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	B+	(c)	3,000	3,189,210
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	Ba2		3,000	3,280,110
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		5,000	5,263,000
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		380	389,587
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,362,298
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,202,720
KS DFA - Revolving Fund	5.00%	5/1/2031	AAA		5,465	7,080,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

KY Public Energy Auth - Peak Energy	4.00	%#(a)	2/1/2050		A3	$10,000	$11,441,400
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027		A3	5,000	6,021,800
Main St Nat Gas - Macquarie	5.00%		5/15/2037		A3	6,250	8,155,750
Maricopa Co - Legacy Schools†	5.00%		7/1/2039		Ba2	2,055	2,300,429
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036		BB+	2,500	2,745,075
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016		NR	700	451,500
Michigan St Strategic FD Escrow(f)	Zero Coupon		–	(g)	NR	400	40	(h)
MSR Energy Auth - Citi	6.125%		11/1/2029		BBB+	3,785	4,828,032
NJ EDA - Sch Facs	5.00%		3/1/2027		BBB+	6,900	7,581,030
NYC Cultural - Whitney Museum	5.00%		7/1/2021		A+	5,000	5,189,800
PA IDA - Economic Dev	5.00%		7/1/2020		A+	2,000	2,037,860
Phoenix IDA - Basis Schs†	5.00%		7/1/2035		BB	2,350	2,551,724
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2023		A3	9,365	10,588,818
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2023		A3	5,400	5,963,382
Total							183,892,192

Special Tax 1.99%

Allentown Neighborhood Impt	5.00%		5/1/2031		Baa3	5,500	5,830,770
Allentown Neighborhood Impt†	5.00%		5/1/2032		Ba3	1,250	1,443,537
Allentown Neighborhood Impt†	5.00%		5/1/2033		Ba3	1,000	1,168,030
Allentown Neighborhood Impt†	5.375%		5/1/2042		NR	5,500	6,192,010
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2022		A+	1,500	1,615,035
Connecticut Special Transportation Fund: Debt
Service	4.00%		9/1/2034		A+	8,075	8,915,769
CT Spl Tax - Trans Infra	5.00%		10/1/2030		A+	9,000	11,255,850
CT Spl Tax - Trans Infra	5.00%		1/1/2032		A+	14,375	17,539,944
Emeryville Redev Agy (AGM)	5.00%		9/1/2024		AA	1,950	2,299,849
Emeryville Redev Agy (AGM)	5.00%		9/1/2025		AA	2,650	3,121,488
Houston Co Coop Dist - Country Crossing(b)	10.00%		5/1/2039		NR	5,000	550,000	(d)
Miami World Ctr CDD	4.75%		11/1/2027		NR	750	812,580
Orange Co CFD - Esencia	5.00%		8/15/2033		NR	1,370	1,567,705
Orange Co CFD - Esencia	5.00%		8/15/2035		NR	975	1,110,730
Peninsula Town Center†	4.50%		9/1/2028		NR	545	601,653
Peninsula Town Center†	5.00%		9/1/2037		NR	875	981,173
Pittsburg Redev Agy (AGM)	5.00%		8/1/2021		AA	1,875	1,993,631
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2025		AA	3,500	4,178,440
Plaza Met Dist #1†	4.50%		12/1/2030		NR	4,300	4,452,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

River Islands PFA - CFD 2003	5.375%	9/1/2031	NR		$2,000	$2,183,340
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR		3,955	4,290,068
Village CDD #12	3.25%	5/1/2026	NR		3,900	4,022,577
Village CDD #12†	3.80%	5/1/2028	NR		2,240	2,369,136
Village CDD #12†	4.00%	5/1/2033	NR		1,990	2,125,021
Village CDD #13†	3.00%	5/1/2029	NR		500	507,295
Village CDD #13†	3.375%	5/1/2034	NR		1,250	1,278,637
Village CDD #9	5.00%	5/1/2022	NR		575	596,183
Village CDD #9	5.25%	5/1/2031	NR		1,630	1,719,194
Village CDD #9	5.75%	5/1/2021	NR		910	936,408
Village CDD #9	6.75%	5/1/2031	NR		2,190	2,323,174
Total						97,982,135

Tax Revenue 4.71%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,216,090
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		450	455,675
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		1,450	1,481,654
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,163,025
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,520,844
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,846,600
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,030,820
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,027,890
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,663,025
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,914,176
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,594,127
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,212,975
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,408,795
MBTA - Sales Tax	5.00%	7/1/2036	AA		4,145	5,046,579
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	4,956,172
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	5,612,882
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,735,519
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	6,052,100
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,306,103
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		5,020	5,413,016
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB		10,090	10,793,071
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB		5,000	5,092,600
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA		7,500	9,632,475
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,321,870
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,226,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+	$6,650	$7,091,294
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	500	532,055
NJ Trans Trust Fund	5.00%	6/15/2031	BBB+	3,200	3,797,216
NY Dorm - PIT	4.00%	2/15/2034	AA+	5,000	5,668,750
NY Dorm - PIT	5.00%	3/15/2024	AA+	15,585	16,322,638
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+	11,645	13,965,732
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA	10,000	10,594,300
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,604,940
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	2,922,491
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	268	235,559
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	2,534	2,026,541
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616	1,201,157
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	5,670	3,899,939
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,495,411
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	6,882	1,852,359
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,101,131
PR Corp Sales Tax	4.329%	7/1/2040	NR	5,550	5,640,021
PR Corp Sales Tax	4.329%	7/1/2040	NR	10,223	10,388,817
PR Corp Sales Tax	4.536%	7/1/2053	NR	81	82,974
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	278,136
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,058,505
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,136,925
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,289,998
Total					231,911,712

Tobacco 3.22%

Buckeye Tobacco	5.125%	6/1/2024	CCC+	25,755	25,790,027
Buckeye Tobacco	5.75%	6/1/2034	CCC+	6,360	6,391,736
Buckeye Tobacco	5.875%	6/1/2030	CCC+	19,090	19,191,559
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,810,440
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,196,800
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,111,087
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,206,454
MI Tob Settlement	5.125%	6/1/2022	B-	3,915	3,920,951
MI Tob Settlement	5.25%	6/1/2022	B-	5,260	5,267,837
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,510,943
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,058,050
Nthrn AK Tobacco	4.625%	6/1/2023	A2	400	400,588
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,099,864
PA Tob Settlement	5.00%	6/1/2033	A1	5,000	6,102,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		$3,325	$3,999,643
RI Tob Settlement	5.00%	6/1/2027	BBB		2,500	2,873,100
RI Tob Settlement	5.00%	6/1/2028	BBB		2,000	2,292,480
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,109,840
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,107,160
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,040	1,148,566
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		12,020	12,019,399
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,212,923
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,950,438
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,401,650
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+		1,140	1,296,545
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		8,300	9,251,263
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	5,918,295
TSASC	5.00%	6/1/2029	A		5,775	6,942,936
Total						158,582,874

Transportation 21.63%

AK Intl Airports Sys	5.00%	10/1/2024	A1		750	876,593
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,192,310
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,377,440
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,497,138
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,439,080
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,421,600
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,217,885
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,639,836
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,131,730
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-		2,500	2,855,825
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	AA-		14,365	16,386,299
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,519,123
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,866,794
Broward Co Arpt AMT	5.00%	10/1/2029	A+		1,120	1,422,422
Broward Co Arpt AMT	5.00%	10/1/2035	A+		2,500	3,099,350
Broward Co Arpt AMT	5.00%	10/1/2036	A+		2,375	2,935,405
Broward Co Arpt AMT	5.00%	10/1/2037	A+		4,000	4,923,680
Broward Co Arpt Sys AMT	5.00%	10/1/2033	A+		6,130	7,125,328
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB	(c)	3,215	3,828,100
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB	(c)	7,000	8,296,190
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB	(c)	9,000	10,460,790
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645	6,865,788
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,136,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	5.00%	1/1/2030	A-	$800	$941,032
Central TX Mobility Auth	5.00%	1/1/2031	A-	1,675	1,962,196
Central TX Mobility Auth	5.00%	1/1/2032	A-	2,000	2,337,320
Central TX Mobility Auth	5.00%	1/1/2033	BBB+	3,010	3,294,987
Central TX Mobility Auth	5.75%	1/1/2020	A-	1,000	1,000,000
Central TX Tpk	5.00%	8/15/2025	A-	2,250	2,612,925
Central TX Tpk	5.00%	8/15/2026	A-	2,500	2,896,450
Central TX Tpk	5.00%	8/15/2027	A-	3,300	3,814,041
Central TX Tpk	5.00%	8/15/2028	A-	3,705	4,271,606
Central TX Tpk	5.00%	8/15/2033	A-	7,650	8,740,584
Chicago Midway Arpt	4.00%	1/1/2034	A	2,175	2,383,322
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	6,957,515
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,310,800
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	4,605	5,225,800
Chicago Midway Arpt AMT	5.00%	1/1/2030	A	5,000	5,634,700
Chicago Midway Arpt AMT	5.00%	1/1/2031	A	2,000	2,332,860
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,354,581
Chicago O’Hare Arpt	5.00%	1/1/2031	A	6,500	7,544,420
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	12,167,806
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,353,650
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A	7,000	8,076,110
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,547,577
Delaware River Port Auth	5.00%	1/1/2027	A	1,835	2,008,609
Delaware River Port Auth	5.00%	1/1/2028	A+	7,500	8,589,300
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	1,000	1,242,710
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	1,920	2,374,810
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1	2,025	2,488,826
Denver Arpt - United Airlines AMT	5.00%	10/1/2032	BB	3,750	4,090,012
Denver City & Co Arpt AMT	5.00%	12/1/2031	A	15,000	18,460,350
Denver City & Co Arpt AMT	5.00%	12/1/2035	A	5,000	6,085,100
E - 470 Hwy Auth	5.00%	9/1/2020	A	900	922,194
GA Atlanta Arpt AMT	4.00%	7/1/2038	AA-	5,200	5,833,464
Greater Orlando Aviation AMT	5.00%	10/1/2029	A1	3,000	3,665,670
Hampton Roads Trans Commn	5.00%	7/1/2032	Aa2	1,180	1,471,082
Hampton Roads Trans Commn	5.00%	7/1/2033	Aa2	1,000	1,243,480
Harris Co Toll Rd	5.00%	8/15/2029	Aa2	2,500	3,141,225
Harris Co Toll Rd	5.00%	8/15/2030	Aa2	1,000	1,245,870
Harris Co Toll Rd	5.00%	8/15/2031	Aa2	3,000	3,724,230
HI Airport Sys AMT	5.00%	7/1/2031	AA-	1,275	1,572,904
HI Airport Sys AMT	5.00%	7/1/2033	AA-	3,300	4,044,909
HI Airport Sys AMT	5.00%	7/1/2034	AA-	2,000	2,445,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

HI Airport Sys AMT	5.00%	7/1/2036	AA-	$5,000	$6,081,300
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB	8,500	9,222,755
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB	2,500	2,823,500
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,285,200
Houston Arpt AMT	5.00%	7/1/2034	A1	4,850	5,897,454
IL State GO	5.00%	11/1/2027	BBB-	17,740	20,547,887
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,140,650
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,885,185
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%	3/1/2038	A	6,205	7,498,494
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2038	A	13,500	16,338,915
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2039	A	5,000	6,035,550
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215	5,715,431
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,398,620
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-	5,870	6,934,583
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	NR	11,410	14,208,645
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	NR	10,640	13,209,454
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,772,453
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,528,933
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500	9,469,500
MD EDC - Maryland Port	5.125%	6/1/2020	NR	820	833,628
MD EDC - Maryland Port	5.125%	6/1/2020	NR	310	315,152
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	148,944
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-	1,000	1,133,010
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-	1,500	1,691,430
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-	1,500	1,684,350
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000	5,960,750
Met Nashville Arpt Auth	5.00%	7/1/2036	A2	7,500	9,326,775
Met Nashville Arpt Auth	5.00%	7/1/2037	A2	8,750	10,838,362
Met Nashville Arpt Auth	5.00%	7/1/2038	A2	5,000	6,169,700
Met Nashville Arpt Auth	5.00%	7/1/2039	A2	5,000	6,151,650
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,338,850
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,601,310
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,706,674
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,939,028
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,028,045
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,903,388
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,185,100
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,801,725
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,821,195
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,005,470
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,157,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	$5,000	$6,130,950
MTA NY	5.00%	11/15/2021	A1	1,500	1,605,750
MTA NY	5.00%	11/1/2023	A1	5,640	6,213,870
MTA NY	5.00%	11/15/2028	A1	13,690	17,100,453
MTA NY	5.00%	11/15/2029	A1	5,000	6,205,300
MTA NY	5.00%	11/15/2033	A1	4,025	4,903,255
MTA NY	5.25%	11/15/2028	A1	6,355	7,656,123
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,190,200
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,561,550
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,119,960
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,197,330
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,331,350
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,604,369
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	451,746
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	369,450
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	951,460
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,055,239
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,000	5,595,350
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,795,200
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,829,500
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,962,800
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,542,659
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,851,960
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,378,710
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,058,503
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,564,750
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,731,700
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,122,305
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,211,025
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,048,685
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,859,850
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,343,100
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,912,602
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,500	4,224,360
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	13,200,880
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,131,858
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,805,852
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,199,590
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,727,045
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,528,595
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	822,383
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,257,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth	5.00%	1/1/2026	A1	$5,115	$6,061,735
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,188,800
Orlando Arpt Rev AMT	5.00%	10/1/2030	AA-	15,000	18,999,150
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,882,340
PA Tpk Commn	5.00%	12/1/2032	A1	1,500	1,910,865
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,651,871
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,520,568
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,273,454
Phoenix Arpt	5.00%	7/1/2029	A+	1,500	1,901,265
Phoenix Arpt	5.00%	7/1/2030	A+	4,245	5,341,483
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,927,983
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,638,045
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A+	5,000	6,071,950
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,096,272
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,485,900
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,812,821
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,759,565
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB+	2,100	2,168,964
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,856,456
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,985,520
Port Auth NY & NJ AMT	5.00%	11/1/2030	AA-	4,100	5,203,187
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,934,890
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420	2,976,261
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250	3,983,005
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330	4,070,026
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,834,341
Port Seattle AMT	5.00%	4/1/2038	A+	10,000	12,135,700
Port Seattle AMT	5.00%	4/1/2039	A+	7,225	8,744,851
PR Hwy & Trans Auth(b)	5.00%	7/1/2033	C	1,215	561,938
PR Hwy & Trans Auth(b)	5.50%	7/1/2023	C	4,305	1,991,063
PR Hwy & Trans Auth(b)	5.50%	7/1/2024	C	3,000	1,387,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,132,190
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,365,386
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,891,640
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,706,110
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,746,152
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,608,220
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,598,470
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	17,769,950
San Diego Arpt	4.00%	7/1/2037	A	2,000	2,323,280
San Diego Arpt	4.00%	7/1/2038	A	2,000	2,314,840
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,905,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Francisco Arpt AMT	5.00%		5/1/2028	A+	$7,550	$8,211,682
San Francisco Arpt AMT	5.00%		5/1/2037	A+	15,565	19,143,705
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	A-	7,500	8,621,550
San Jose Arpt	5.00%		3/1/2026	A	1,200	1,393,884
San Jose Arpt	5.00%		3/1/2027	A	2,260	2,617,125
San Jose Arpt	5.00%		3/1/2028	A	1,655	1,910,681
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500	1,792,965
South Carolina Ports AMT	5.00%		7/1/2032	A+	4,225	5,250,703
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,639,427
Southeastern PA Transp Auth - Garvee	5.00%		6/1/2023	AA-	2,500	2,636,475
Triborough Brdg & Tunl Auth	4.00%		11/15/2040	AA-	10,000	11,483,400
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	7,031,594
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,806,363
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,390,505
Wayne Co Arpt AMT	5.00%		12/1/2026	A	1,590	1,890,001
Wayne Co Arpt AMT	5.00%		12/1/2027	A	2,000	2,372,780
Total						1,064,930,695

Utilities 11.41%

Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,084,520
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,662,400
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	48,461
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	6,010,200
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	6,029,859
Central Plains - Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,118,675
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,946,735
Central Plains - Goldman Sachs	5.00	%#(a)	3/1/2050	A3	10,000	11,180,900
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,120,892
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,645,170
Chicago Water	5.00%		11/1/2025	A	2,625	3,090,307
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,442,526
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,914,800
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,728,096
Clarion Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+	2,250	2,266,493
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,544,432
Detroit Sewer	5.00%		7/1/2035	A	1,835	2,118,416
Farmington Poll Ctl - AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,401,311
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,118,910
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,144,790
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,309,818
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,358,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Houston Util Sys	5.00%		5/15/2022	AA	$3,000	$3,270,210
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,578,120
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,285,003
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,419,200
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,346,040
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,855,720
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1	5,935	6,101,833
KY Public Energy Auth - BP	4.00	%#(a)	1/1/2049	A1	13,875	15,327,990
KY Public Energy Auth - Morgan Stanley	4.00	%#(a)	4/1/2048	A3	15,875	17,284,700
Long Beach Nat Gas - ML	2.71 (3 Mo. LIBOR * .67 + 1.43	% %)#	11/15/2026	A2	4,000	4,095,400
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,744,258
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,357,100
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3	4,005	5,066,725
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190	3,989,956
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	2,430	3,028,363
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055	6,270,930
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,185,022
Luzerne Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+	4,000	4,025,800
Main St Nat Gas - ML	5.00%		3/15/2021	A2	2,500	2,603,925
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%		2/1/2040	BBB	5,085	5,349,522
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%		4/1/2040	BBB	3,000	3,157,110
MEAG - Gen Resolution Projs	5.00%		1/1/2020	A2	6,200	6,200,000
MEAG - Proj 1	5.00%		1/1/2021	A2	4,185	4,335,367
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,494,260
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	998,360
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,654,050
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,221,520
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,716,345
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,032,760
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,235,852
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,560,656
New Orleans Sewer	5.00%		6/1/2021	A	400	421,084
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,613,120
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	7,500	8,205,600
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,949,992
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,174,754
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,017,300
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,107,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works		5.00%	8/1/2026	A		$1,000	$1,189,030
Philadelphia Gas Works		5.00%	8/1/2027	A		1,000	1,184,680
Philadelphia Gas Works		5.00%	8/1/2028	A		1,250	1,525,113
Philadelphia Gas Works		5.00%	8/1/2029	A		1,700	2,067,285
Philadelphia Gas Works		5.00%	8/1/2030	A		1,425	1,725,789
Philadelphia Water & Wastewater		5.00%	11/1/2029	A+		3,185	3,957,394
Phoenix Civic Impt Corp - Water Sys		5.00%	7/1/2027	AAA		5,010	5,824,576
Piedmont Muni Pwr Agy		5.00%	1/1/2022	A-		4,750	4,924,515
Piedmont Muni Pwr Agy		5.00%	1/1/2024	A-		7,920	8,205,437
Pima Co IDA - Tucson Elec		4.95%	10/1/2020	A-		10,640	10,913,661
PR Aqueduct & Swr Auth		5.00%	7/1/2022	Ca		4,690	4,931,535
PR Aqueduct & Swr Auth		5.25%	7/1/2042	Ca		3,625	3,779,969
PR Elec Pwr Auth(b)		5.00%	7/1/2037	D	(c)	1,035	786,600
PR Elec Pwr Auth(b)		5.00%	7/1/2042	D	(c)	2,390	1,816,400
PR Elec Pwr Auth(b)		5.50%	7/1/2038	D	(c)	2,350	1,797,750
PR Elec Pwr Auth(b)		7.00%	7/1/2033	D	(c)	4,000	3,140,000
PR Elec Pwr Auth(b)		7.00%	7/1/2040	D	(c)	725	569,125
PR Elec Pwr Auth (AGM)	1.926 (3 Mo. LIBOR * .67 + .52	% %)#	7/1/2029	AA		5,720	5,662,800
Riverside Elec		5.00%	10/1/2037	AA-		4,000	5,059,760
Riverside Elec		5.00%	10/1/2038	AA-		5,000	6,295,650
SA Energy Acquisition Pub Fac - Goldman Sachs		5.50%	8/1/2021	A3		2,360	2,504,668
Salt Verde Fin Corp - Citi		5.00%	12/1/2037	A3		7,165	9,583,546
Salt Verde Fin Corp - Citi		5.25%	12/1/2026	A3		7,500	9,104,850
Salt Verde Fin Corp - Citi		5.50%	12/1/2029	A3		5,100	6,598,431
San Antonio Elec & Gas		5.00%	2/1/2029	Aa1		7,340	8,945,258
San Antonio Elec & Gas		5.00%	2/1/2030	Aa1		10,000	12,122,600
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3		14,250	15,464,242
Seminole Co Wtr & Swr		5.00%	10/1/2024	AA+		4,000	4,703,360
Stockton PFA - Wastewater (BAM)		5.00%	9/1/2024	AA		1,000	1,173,930
TEAC - Goldman Sachs		5.25%	9/1/2021	A3		3,000	3,181,710
TEAC - Goldman Sachs		5.25%	9/1/2024	A3		8,940	10,314,614
Texas Water Dev Brd		3.00%	10/15/2033	AAA		4,000	4,242,160
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2024	A3		23,000	25,382,340
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2028	A3		2,000	2,191,080
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2029	A3		2,225	2,432,726
TX Muni Gas Acq & Supply - ML		5.25%	12/15/2021	A2		4,710	5,049,874
TX Muni Gas Acq & Supply - ML		5.25%	12/15/2023	A2		2,925	3,335,875
TX Muni Gas Acq & Supply - ML		6.25%	12/15/2026	A2		22,660	26,678,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Utility Debt Sec Auth - Lipa		5.00%		6/15/2028	AAA	$5,915	$7,255,635
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3	1,500	1,670,835
WV EDA - Morgantown Energy AMT		2.875%		12/15/2026	Baa3	2,870	2,910,610
WV EDA - Wheeling Pwr AMT		3.00	%#(a)	6/1/2037	A-	9,400	9,696,946
Wyandotte CO Unified Govt Utility Sys		5.00%		9/1/2021	A	3,105	3,297,914
Total							561,767,059
Total Municipal Bonds (cost $4,593,686,510)							4,848,903,498

	Interest Rate#	Interest Rate Reset Date(i)		Final Maturity Date
SHORT-TERM INVESTMENTS 0.56%

Variable Rate Demand Notes 0.56%

Health Care 0.01%

Methodist Le Boneheur (AGM)	1.60%	12/31/2019		6/1/2042	AA	735	735,000

Housing 0.03%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.75%	12/31/2019		7/1/2047	Aaa	1,525	1,525,000

Special Tax 0.45%

NYC TFA - Future Tax	1.67%	12/31/2019		8/1/2042	AAA	22,000	22,000,000

Tax Revenue 0.07%

NYC TFA - Future Tax	1.70%	1/1/2020		11/1/2022	AAA	3,435	3,435,000

Total Variable Rate Demand Notes (cost $27,695,000)							27,695,000

Total Short-Term Investments (cost $27,695,000)							27,695,000

Total Investments in Municipal Bonds 99.05% (cost $4,621,381,510)							4,876,598,498

Cash and Other Assets in Excess of Liabilities 0.95%							46,929,291

Net Assets 100.00%							$4,923,527,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $163,747,052, which represents 3.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$398,203,931	$2,842,000	$401,045,931
Lease Obligations	—	301,218,208	247,520	301,465,728
Other Revenue	—	183,892,152	40	183,892,192
Special Tax	—	97,432,135	550,000	97,982,135
Remaining Industries	—	3,864,517,512	—	3,864,517,512
Short-Term Investments
Variable Rate Demand Notes	—	27,695,000	—	27,695,000
Total	$—	$4,872,958,938	$3,639,560	$4,876,598,498

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$3,639,560
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2019	$3,639,560
Change in unrealized appreciation/depreciation for the period ended December 31, 2019, related to Level 3 investments held at December 31, 2019	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.14%

Corporate-Backed 5.77%

Allegheny Co IDA - US Steel	4.875%		11/1/2024	B	$1,000	$1,044,710
AZ IDA	3.625%		5/20/2033	BBB	8,726	9,859,241
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2035	Ba1	740	439,079
CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB	3,535	4,021,098
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	8,750	9,432,237
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,895,021
Chandler AZ IDA - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+	4,000	4,161,160
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB	2,165	2,195,267
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	925	1,003,588
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B	5,100	5,598,066
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,871,096
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,283,345
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,000	3,320,850
IL State GO	5.00%		12/1/2036	Baa3	6,700	7,606,443
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	19,420	20,531,989
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	500	519,670
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,006,796
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	2,100	2,183,202
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB	4,625	5,096,195
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	855	551,475
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	4,055,062
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1	1,500	1,577,235
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,298,600
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,278,000
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	800	914,552
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	500	553,060
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2	11,000	11,091,960
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	5,765	5,961,990
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	5,980	6,418,155
OH Air Dev Auth - OVEC	3.25%		9/1/2029	BB+	3,450	3,566,230
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B	3,630	4,011,041
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,162,260
PA Dev Fin Auth - Covanta AMT†	3.25%		8/1/2039	B	5,535	5,541,919
PA Econ Dev - US Airways	7.50%		5/1/2020	BB-	1,500	1,526,340
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	1,475	1,504,515
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,093,493
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,065,099
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	4,690	5,035,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	$4,500	$4,945,500
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,798,597
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B	910	965,601
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,324,840
Warren Co - Intl Paper	5.80%		5/1/2034	BBB	100	101,430
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	2,842,000	(c)
WI PFA - American Dream†	5.00%		12/1/2027	NR	5,000	5,635,650
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	1,000	1,090,640
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB	500	538,100
Total						185,517,815

Education 4.36%

AZ IDA - Equitable School Fund	4.00%		11/1/2049	A	1,345	1,467,126
Build NYC Res Corp - CUNY	5.00%		6/1/2034	Aa2	325	372,089
Build NYC Res Corp - NY Law	4.00%		7/1/2045	BBB-	2,445	2,535,294
CA Ed Facs - Stanford Univ	5.00%		5/1/2045	AAA	5,505	8,233,939
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	NR	1,500	1,667,865
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,079,840
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2054	Baa3	700	751,716
Chicago Brd Ed	5.00%		12/1/2044	BB-	1,750	1,959,265
Chicago Brd Ed	5.00%		12/1/2046	BB-	3,500	3,909,430
CT Ed Facs - Univ of Hartford	4.00%		7/1/2044	BBB-	3,605	3,856,413
CT Ed Facs - Univ of Hartford	4.00%		7/1/2049	BBB-	3,250	3,462,582
Davie Edu Facs - Nova Southeastern Univ	6.00%		4/1/2042	A-	3,040	3,405,925
Detroit Sch Dist	5.00%		5/1/2029	Aa1	4,000	4,308,080
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+	870	892,020
FL HI Ed - Nova Southeastern Univ	5.00%		4/1/2033	A-	1,475	1,701,766
FL HI Ed - Nova Southeastern Univ	5.00%		4/1/2036	A-	2,000	2,289,080
FL HI Ed - Nova Southeastern Univ	6.375%		4/1/2031	A-	475	500,394
FL Hi Ed - Saint Leo Univ	5.00%		3/1/2049	BBB-	1,640	1,833,799
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%		9/1/2032	A+	775	819,043
Hempstead Town LDC - Adelphi Univ	5.00%		10/1/2034	A-	175	200,375
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%		10/1/2058	BBB	4,000	4,792,960
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2037	Baa3	3,000	3,200,190
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2039	Baa3	2,295	2,435,110
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2020	Baa3	2,000	2,003,860
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3	500	500,965
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3	2,250	2,254,342
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2040	Baa3	1,770	2,066,121
IL Fin Auth - Univ Chicago	4.00%		10/1/2049	Aa2	6,000	6,280,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

MA DFA - Suffolk Univ	5.00%		7/1/2032	Baa2		$2,500	$2,970,125
MA DFA - Suffolk Univ	5.00%		7/1/2033	Baa2		1,250	1,479,575
MA DFA - Suffolk Univ	5.00%		7/1/2034	Baa2		1,000	1,181,220
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%		4/1/2053	A-		5,000	5,895,500
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,710,600
NY Dorm - NYU	5.00%		7/1/2030	Aa2		2,155	2,434,762
NY Dorm - NYU	5.00%		7/1/2031	Aa2		4,215	4,771,422
NY Dorm - Pace Univ	5.00%		5/1/2029	NR		10	11,306
NY Dorm - Pace Univ	5.00%		5/1/2029	BBB-		245	267,844
NY Dorm - SUNY	5.00%		7/1/2035	Aa2		2,100	2,227,848
NY Dorm - Touro Clg	5.00%		1/1/2047	BBB-	(d)	6,500	7,284,940
NY Dorm - Touro Clg	5.50%		1/1/2039	BBB-	(d)	2,450	2,701,958
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000	6,287,440
PA Hi Ed - St Josephs Univ	5.00%		11/1/2030	A-		905	929,580
Univ of CT	5.25%		11/15/2047	Aa3		8,000	9,750,240
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965	5,466,564
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1		7,055	8,151,911
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB		2,220	2,591,162
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB		1,000	1,153,780
Total							140,048,106

Financial Services 0.46%

Berks Co IDA - Tower Hlth	5.00%		11/1/2047	BBB+		5,850	6,658,470
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,000	5,338,250
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		2,500	2,727,325
Total							14,724,045

General Obligation 14.19%

Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	580,806
Beaverton Sch Dist	5.00	%#(a)	6/15/2036	AA+		8,000	9,774,960
Bellwood GO	6.15%		12/1/2032	A		2,765	3,106,477
CA State GO	4.00%		9/1/2037	Aa2		5,000	5,626,800
CA State GO	5.00%		4/1/2032	Aa2		2,450	3,338,002
CA State GO	5.00%		2/1/2033	Aa2		10,000	10,798,500
CA State GO	5.00%		8/1/2038	Aa2		3,700	4,441,406
CA State GO	5.25%		8/1/2032	Aa2		7,500	9,098,475
CA State GO	5.375%		11/1/2035	Aa2		400	414,148
CA State GO	5.50%		3/1/2040	Aa2		10,225	10,296,882
CA State GO	5.60%		3/1/2036	Aa2		7,330	7,383,142
Carlsbad USD	3.125%		8/1/2048	Aa1		2,000	2,033,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.00%	12/1/2029	BB-	$2,000	$2,351,420
Chicago Brd Ed	5.00%	12/1/2030	BB-	2,070	2,420,617
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,000	1,165,890
Chicago Brd Ed	5.00%	12/1/2032	BB-	1,250	1,468,600
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,750	2,050,965
Chicago Brd Ed	5.00%	12/1/2042	BB-	575	607,821
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,694,460
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,325,170
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,528,164
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,223,497
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,900,535
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,451,992
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,346,046
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,966,840
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,116,200
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,720,424
Chicago GO	5.50%	1/1/2035	BBB+	230	260,330
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,096,717
Chicago GO	5.50%	1/1/2042	BBB+	250	279,800
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,596,000
Chicago GO	5.50%	1/1/2049	BBB+	10,625	12,538,244
Chicago GO	5.625%	1/1/2030	BBB+	525	627,317
Chicago GO	6.00%	1/1/2038	BBB+	19,330	23,231,374
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,765,406
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,174,600
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,514,425
Cook Co GO	5.00%	11/15/2034	AA-	500	579,785
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,156,360
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,599,705
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,992,800
CT State GO(e)	3.00%	1/15/2039	A1	15,000	15,121,500
CT State GO	4.00%	6/15/2037	A1	975	1,092,088
CT State GO(f)	5.00%	11/1/2027	A1	10,000	10,632,400
CT State GO(f)	5.00%	11/1/2028	A1	10,000	10,619,400
CT State GO	5.00%	6/15/2032	A1	1,250	1,539,500
CT State GO	5.00%	6/15/2033	A1	1,250	1,534,200
CT State GO	5.00%	4/15/2036	A1	1,150	1,419,273
CT State GO	5.00%	6/15/2038	A1	1,000	1,209,170
CT State GO	5.00%	4/15/2039	A1	1,650	2,015,046
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	506,625
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,070,200
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,604,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Hillsborough Co	3.25%	8/1/2048	AAA	$7,690	$7,950,153
Howard Co MD	3.00%	8/15/2039	AAA	1,915	1,984,802
Howard Co MD	3.00%	8/15/2040	AAA	1,560	1,612,603
IL State GO	4.00%	6/1/2034	BBB-	3,345	3,517,602
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,287,900
IL State GO	5.00%	11/1/2028	BBB-	10,795	12,438,323
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,838,910
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,259,720
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,891,486
IL State GO	5.00%	5/1/2038	BBB-	4,515	5,100,731
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,930,124
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,379,593
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,850,690
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,203,180
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	597,855
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	A2	1,000	1,034,790
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,279,050
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,933,615
MA State GO	3.00%	4/1/2041	Aa1	7,000	7,107,660
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,106,530
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,777,075
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,797,175
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,884,820
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	8,055	6,102,549
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	5,105,384
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,428,106
NYS Mtg	2.95%	10/1/2049	Aa1	10,000	9,845,700
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,291,600
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,762,239
Perris UHSD (AGM)	3.00%	9/1/2044	AA	2,750	2,789,683
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,787,640
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,887,715
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,259,980
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,387,150
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,127,500
Philadelphia Sch Dist	4.00%	9/1/2038	A2	2,200	2,443,056
Philadelphia Sch Dist	4.00%	9/1/2039	A2	5,600	6,206,312
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,396,476
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,160,930
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,270,621
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,819,786
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,327,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO(b)	4.75%	7/1/2018	NR	$370	$291,375
PR Comwlth GO(b)	5.50%	7/1/2027	Ca	1,040	746,200
PR Comwlth GO(b)	5.50%	7/1/2039	Ca	3,000	2,152,500
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	158,204
San Diego USD	3.25%	7/1/2048	Aa2	3,815	3,971,415
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,803,760
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	505,195
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	200,991
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	820,770
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	575,405
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,812,750
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,235,240
Wilkes Barre PA School District (BAM)	5.00%	4/15/2059	AA	2,500	2,952,400
Yosemite CCD	5.00%	8/1/2029	Aa2	500	600,450
Total					455,999,461

Health Care 15.30%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA	300	323,181
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA	345	371,068
Allegheny Co Hsp - Allegheny Hlth	4.00%	4/1/2044	A	10,645	11,401,221
Allegheny County Health Network	4.00%	4/1/2037	A	3,120	3,415,901
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+	7,065	7,599,467
Antelope Valley Hlth	5.00%	3/1/2041	Ba3	3,000	3,212,940
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	2,615	2,781,288
Berks Co IDA - Tower Hlth	4.00%	11/1/2047	BBB+	2,220	2,310,021
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-	2,000	2,233,700
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-	5,245	5,602,342
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-	6,940	8,004,735
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB	1,875	2,031,806
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-	4,500	4,820,310
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+	2,500	2,611,725
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-	6,875	7,630,631
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-	3,375	3,943,046
Cass Co - Essentia Hlth Rmkt (AGC)	5.125%	2/15/2037	AA	5,000	5,020,000
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	BBB	7,350	8,475,505
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A2	280	302,848
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+	750	782,918
CT Hlth & Ed - Connecticut State Univ	3.125%	11/1/2038	A1	2,270	2,319,395
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A	640	673,363
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-	500	578,255
CT Hlth - Nuvance	4.00%	7/1/2041	A-	2,500	2,715,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CT Hlth - Nuvance	4.00%	7/1/2049	A-		$6,375	$6,835,147
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	NR		1,000	1,126,370
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,925	10,417,617
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		5,250	6,113,310
Denver Hlth & Hsp Auth	4.00%	12/1/2037	BBB		665	741,841
Denver Hlth & Hsp Auth	4.00%	12/1/2038	BBB		785	873,069
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	768,691
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		2,870	3,441,044
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		17,000	20,244,960
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,424,704
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,544,926
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(d)	4,880	5,349,066
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,080,176
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,450,291
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		2,000	2,137,440
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	267,855
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,658,985
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		415	425,284
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	3,914,660
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,647,725
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,429,515
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	5,986,035
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		1,500	1,592,445
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,402,220
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,220,815
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,699,920
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,570,300
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,212,060
MA DFA - Wellforce Hlth	4.00%	7/1/2044	BBB+		3,565	3,839,933
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,198,345
Martin Co Hlth - Cleveland Clinic(e)	4.00%	1/1/2046	AA		10,000	11,077,100
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	NR		930	1,003,768
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,250	3,411,297
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,825,100
MD Hlth & Hi Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,080	8,020,295
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	Baa1		1,320	1,523,069
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	Baa1		2,250	2,582,730
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	Baa1		11,635	12,408,262
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	653,430
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	427,008
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,071,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Meadville Med Center	6.00%	6/1/2046	NR		$950	$1,083,152
Meadville Med Center	6.00%	6/1/2051	NR		1,115	1,263,797
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB-	(d)	1,000	977,300
MI Fin Auth - Henry Ford Hlth	4.00%	11/15/2050	A		7,420	8,099,746
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2048	A		3,800	4,583,636
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-		6,000	6,613,260
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,450	4,812,363
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,288,878
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1		4,440	4,779,971
Montgomery Co Hosp - Premier	4.00%	11/15/2045	Baa1		2,500	2,671,550
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(d)	3,150	3,402,220
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(d)	1,300	1,402,349
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,833,630
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,123,661
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,528,440
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,479,021
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,842,655
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,221,231
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,130,800
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	652,059
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,811,192
NC HFA	2.625%	7/1/2039	AA+		3,500	3,433,220
NC HFA	2.85%	1/1/2043	AA+		3,000	2,946,930
NC Med Care Comm - Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,862,800
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(d)	10,000	10,815,900
New York City Health & Hospitals Corp	5.00%	2/15/2025	Aa2		2,400	2,410,608
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	155,926
NM Hsp - Haverland	5.00%	7/1/2049	BBB-	(d)	3,375	3,790,867
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		1,450	1,612,400
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		1,650	1,822,507
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,000	1,214,390
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		1,010	1,221,908
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		1,000	1,204,790
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,537,679
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,168,070
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,462,708
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,164,810
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,663,857
OK DFA - OU Med	5.50%	8/15/2057	Baa3		7,090	8,398,318
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		3,500	3,860,920
Oroville - Oroville Hsp	5.25%	4/1/2039	BB+		1,000	1,197,980
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		750	877,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Oroville - Oroville Hsp	5.25%	4/1/2054	BB+		$1,000	$1,165,100
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		7,000	7,711,550
Palm Beach Co Hlth Facs - Lifespace	5.00%	5/15/2053	BBB	(d)	2,375	2,655,250
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,626,174
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,152,609
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,170,940
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,167,780
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,434,449
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	271,145
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A		5,750	6,453,742
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB-	(d)	875	961,188
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB-	(d)	800	876,152
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,059,801
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,453,350
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,311,288
UCal Med Ctr	5.25%	5/15/2038	AA-		660	741,358
UNC Hopsitals - Chapel Hill	5.00%	2/1/2049	AA		5,000	7,253,850
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,268,350
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,292,675
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,491,840
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	114,209
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	31,151
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	8,136,091
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	861,605
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		2,160	2,365,222
WV Hsp - Herbert Thomas Hlth(b)	6.25%	10/1/2023	NR		2,000	1,170,000
Total						491,401,480

Housing 3.65%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	337,089
CA HFA - MFH	4.00%	3/20/2033	BBB+		5,950	6,815,606
CA HFA - MFH	4.25%	1/15/2035	BBB+		5,973	7,009,898
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		650	730,178
CA Muni Fin - Park Wstrn Apts (GNMA)	2.65%	8/1/2036	Aaa		4,484	4,484,687
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,564,254
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,942,750
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,315	1,238,178	(c)
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,500	2,913,350
Los Angeles Hsg	6.25%	6/1/2034	A		4,220	4,233,842
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(d)	3,500	3,835,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA	$5,845	$5,998,197
MD State Hsg CDA	3.00%	3/1/2042	Aa2	15,000	15,126,450
MI HDA	3.60%	10/1/2060	AA	6,330	6,449,067
MN HFA (GNMA)	2.75%	7/1/2044	AA+	6,750	6,556,343
NY State Hsg	3.05%	11/1/2049	Aa2	2,160	2,164,687
NY State Hsg	3.15%	11/1/2054	Aa2	2,375	2,380,059
NYC HDC	3.35%	11/1/2065	AA+	8,870	8,898,827
NYC HDC	3.45%	5/1/2059	AA+	10,000	10,135,900
NYC Multi-Family Hsg	3.00%	11/1/2044	AA+	2,000	1,996,020
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+	6,000	5,969,940
NYS Mtg	3.00%	10/1/2039	Aa1	4,670	4,737,995
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,182,520
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2049	Baa3	1,125	1,305,079
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2054	Baa3	1,330	1,535,631
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,085,320
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,614,660
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,068,370
Total					117,310,232

Lease Obligations 7.28%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	5,600	6,007,288
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	Aa3	535	570,545
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	9,189,010
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,671,475
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	476,520
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,224,426
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,372,190
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2	250	260,362
Houston Co Coop Dist - Country Crossing(b)	Zero Coupon	6/7/2013	NR	1,768	247,520	(c)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,942,645
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	971,724
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	7,148,895
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,287,730
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	3,145	3,441,322
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000	5,982,100
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	4,645	5,083,999
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,100,220
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	3,847,270
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,137,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Ed Facs - Higher Ed	4.00%		9/1/2029	BBB+		$5,445	$5,797,564
NJ EDA - Bldgs	5.00%		6/15/2036	BBB+		1,250	1,439,587
NJ EDA - Bldgs	5.00%		6/15/2047	BBB+		6,050	6,812,058
NJ EDA - Goethals Brdg AMT	5.625%		1/1/2052	BBB		7,500	8,477,100
NJ EDA - Sch Facs	3.21 (MUNIPSA * 1 + 1.60	% %)#	3/1/2028	BBB+		5,565	5,585,257
NJ EDA - Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,216,119
NJ EDA - Sch Facs	5.00%		6/15/2042	A-	(d)	4,800	5,408,544
NJ EDA - Sch Facs	5.50%		6/15/2031	BBB+		1,350	1,603,638
NJ EDA - State House	5.00%		6/15/2043	BBB+		4,500	5,152,545
NJ Trans Trust Fund	Zero Coupon		12/15/2028	BBB+		10,000	7,874,800
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,935	1,366,245
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		2,650	1,465,450
NJ Trans Trust Fund	Zero Coupon		12/15/2038	BBB+		6,615	3,509,324
NJ Trans Trust Fund	4.00%		6/15/2050	BBB+		20,000	20,736,600
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,993,480
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,495,360
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,787,240
NJ Trans Trust Fund	5.00%		12/15/2035	BBB+		4,200	4,914,336
NJ Trans Trust Fund	5.00%		12/15/2036	BBB+		3,500	4,083,905
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,353,814
NJ Trans Trust Fund	5.00%		6/15/2046	BBB+		10,000	11,451,600
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+		6,330	7,419,140
NYC TFA - Bldg Aid	5.00%		7/15/2030	AA		10,000	10,952,800
NYC TFA - Bldg Aid	5.00%		7/15/2031	AA		6,000	6,570,120
NYC TFA - Bldg Aid	5.00%		7/15/2035	AA		545	663,151
PA COPS	5.00%		7/1/2043	A2		125	148,015
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	Aa3		3,150	3,666,537
VA Clg Bldg Auth	3.00%		2/1/2036	AA+		5,000	5,169,050
VA Clg Bldg Auth	3.00%		2/1/2039	AA+		9,675	9,901,105
Total							233,976,725

Other Revenue 4.72%

Apache Co Poll Ctl - Tucson Elec	4.50%		3/1/2030	A-		8,400	8,809,920
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%		8/15/2040	NR		5,905	6,135,177
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2030	Ba1		2,340	2,720,858
CA Infra & Econ Dev - Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,794,175
CA Infra & Econ Dev - Gladstone Inst	5.25%		10/1/2034	BBB+		8,100	8,696,646
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2048	BBB-		1,650	1,920,435
City of Miami Beach - Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,327,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Arpt	5.00%		1/1/2030	A		$2,555	$2,751,556
Clifton Higher Ed - IDEA Pub Schs	5.00%		8/15/2042	A-		275	291,825
Clifton Higher Ed - IDEA Pub Schs	6.00%		8/15/2043	A-		1,000	1,128,630
Clifton Higher Ed - Intl Ldrshp Sch	6.125%		8/15/2048	NR		7,825	8,833,173
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	536,265
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,935	2,182,100
DC Rev - KIPP Chtr Sch	6.00%		7/1/2043	NR		1,000	1,167,150
DC Rev - KIPP Chtr Sch	6.00%		7/1/2048	NR		1,000	1,167,150
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,152,050
FL DFC - Renaissance Chtr Sch	7.625%		6/15/2041	B+	(d)	5,500	5,830,715
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		1,000	1,248,950
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		1,000	1,245,270
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		1,000	1,236,860
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB		100	104,991
Houston HI Ed - Cosmos Fndtn	5.00%		2/15/2042	BBB		725	755,211
Houston HI Ed - Cosmos Fndtn	6.875%		5/15/2041	BBB		125	134,656
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB		6,000	6,652,320
IN Fin Auth - Drexel Foundation	7.00%		10/1/2039	B		1,250	1,251,938
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-		7,120	8,071,944
Long Beach Nat Gas - ML	2.73 (3 Mo. LIBOR * .67 + 1.45	% %)#	11/15/2027	A2		9,000	9,195,570
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2046	A3		6,500	8,987,940
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3		2,990	3,901,711
Main St Nat Gas - Macquarie	5.00%		5/15/2043	A3		3,250	3,848,033
Main St Nat Gas - Macquarie	5.00%		5/15/2049	A3		8,150	11,125,809
Maricopa Co - Legacy Schools†	5.00%		7/1/2049	Ba2		1,165	1,287,779
Maricopa Co - Legacy Schools†	5.00%		7/1/2054	Ba2		1,000	1,096,980
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	11,654,390
MI Pub Ed - Bradford Admy	8.75%		9/1/2039	NR		2,250	1,755,000
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.125%		1/1/2025	NR		1,250	18,750
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.25%		1/1/2037	NR		1,700	25,500
NJ EDA - Team Academy	6.00%		10/1/2043	BBB		3,500	3,922,100
NYC Cultural - Whitney Museum	5.25%		7/1/2026	A+		500	520,210
Overland Pk Dev - Conv Ctr	5.00%		3/1/2044	BBB		1,500	1,757,295
Overland Pk Dev - Conv Ctr	5.00%		3/1/2049	BBB		1,500	1,750,230
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A		7,000	7,004,760
Selma IDB - Intl Paper	5.80%		5/1/2034	BBB		150	152,145
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3		3,995	4,354,190
Total							151,505,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Pre-Refunded 0.33%

HI State GO	5.00%	12/1/2027	NR		$3,635	$3,902,354
HI State GO	5.00%	12/1/2027	NR		2,550	2,740,052
HI State GO	5.00%	12/1/2027	AA+		3,815	4,099,332
Total						10,741,738

Special Tax 2.08%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3		250	266,580
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3		1,845	2,130,661
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3		4,800	5,070,720
CT Spl Tax - Trans Infra	5.00%	8/1/2034	A+		3,600	4,179,312
CT Spl Tax - Trans Infra	5.00%	1/1/2037	A+		7,000	8,410,220
CT Spl Tax - Trans Infra	5.00%	1/1/2038	A+		4,250	5,083,595
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		4,115	1,975,200
Gramercy Farms Cmnty Dev Dist(b)	5.25%	5/1/2039	NR		1,340	13
Houston Co Coop Dist - Country Crossing(b)	10.00%	5/1/2039	NR		5,000	550,000	(c)
Inland Valley Redev Agy	5.25%	9/1/2037	A-		4,875	5,558,573
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	552,785
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,753,823
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.624 (CPI Based)%	3/1/2024	Baa1		5,000	5,120,050
Orange Co CFD - Esencia	5.25%	8/15/2045	NR		490	558,536
PA COPS	4.00%	7/1/2046	A2		2,375	2,606,895
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,500	1,738,260
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,616,874
Riverside RDA - Housing	Zero Coupon #	10/1/2041	A		11,195	14,659,293
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,064,820
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,490,748
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A+		660	697,165
Stone Canyon CID(b)	5.70%	4/1/2022	NR		1,000	260,000
Stone Canyon CID(b)	5.75%	4/1/2027	NR		1,300	338,000
Total						66,682,123

Tax Revenue 5.71%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,573,570
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,107,365
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(d)	1,800	2,020,824
Chicago Brd Ed - CIT	5.00%	4/1/2046	A	(d)	2,050	2,291,429
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		375	379,729
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	766,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Cook Co Sales Tax	4.00%	11/15/2034	AA	$3,750	$4,163,025
Hudson Yards	5.75%	2/15/2047	Aa2	355	372,246
Las Vegas Convention Auth Ctr	5.00%	7/1/2043	Aa3	9,500	11,363,140
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA	1,000	1,111,090
MA Sch Bldg Auth - Sales Tax(f)	5.00%	10/15/2032	AA+	20,000	21,395,400
Met Atlanta Rapid Trans Auth	3.00%	7/1/2040	AA+	6,140	6,310,569
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+	2,330	2,427,347
Met Pier & Expo Auth - Mccormick Place(e)	4.00%	6/15/2050	BBB	12,500	13,066,375
Met Pier & Expo Auth - Mccormick Place(e)	5.00%	6/15/2050	BBB	10,000	11,525,200
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB	3,565	3,975,652
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB	4,415	4,950,804
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	1,325,272
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	645,784
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB	10,480	7,610,471
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	11,459,800
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	15,000	8,251,200
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	1,031,205
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,750	3,239,500
NY UDC - PIT	5.00%	3/15/2033	AA+	750	833,753
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	3,000	3,380,220
NYC TFA - Future Tax	4.00%	8/1/2042	Aa1	1,000	1,111,310
NYC TFA - Future Tax	4.00%	5/1/2044	AAA	1,000	1,109,620
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,132,850
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	128	112,506
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	244	195,137
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,271	944,722
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,122	1,459,554
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,549	1,624,809
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	3,291	885,806
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,798	549,583
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,303	3,356,575
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,602	7,725,304
PR Corp Sales Tax	4.536%	7/1/2053	NR	39	39,950
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	133,879
PR Corp Sales Tax	4.75%	7/1/2053	NR	940	983,729
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,067	1,110,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	5.00%	7/1/2058	NR	$8,740	$9,295,252
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,109,142
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,320,540
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A+	275	289,825
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	4,190	4,456,316
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A+	530	566,294
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	553,365
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,240,253
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,455,290
Total					183,339,850

Tobacco 3.10%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,418,600
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	53,690
Buckeye Tobacco	5.125%	6/1/2024	Ca	10,030	10,043,641
Buckeye Tobacco	5.75%	6/1/2034	Ca	3,835	3,854,137
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	5,023,200
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,974,400
Golden St Tobacco	5.00%	6/1/2030	Aa3	500	560,220
Golden St Tobacco	5.00%	6/1/2047	NR	5,000	5,171,700
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,409,184
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,552,450
MI Tob Settlement	5.125%	6/1/2022	B-	555	555,844
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	604,600
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,508,878
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	16,590,000
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,999,642
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,009,806
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	4,700	5,469,907
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,894,705
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	205	205,041
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,092,520
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	4,190,934
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,855	3,893,588
TSASC	5.00%	6/1/2035	A-	1,390	1,634,140
TSASC	5.00%	6/1/2036	A-	620	727,142
TSASC	5.00%	6/1/2048	NR	4,200	4,239,186
Total					99,677,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 20.83%

AL Port Auth (AGM)	5.00%	10/1/2036	AA		$750	$893,768
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,373,620
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,367,540
Atlanta Arpt	5.25%	1/1/2030	Aa3		635	659,829
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-		2,000	2,288,000
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-		4,000	4,544,240
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,519,123
Atlanta Arpt AMT	4.00%	7/1/2040	AA-		4,000	4,469,600
Bay Area Toll Auth	3.00%	4/1/2054	AA-		7,500	7,547,475
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,373,167
CA Muni Fin Auth - LINXS AMT	4.00%	12/31/2047	BBB	(d)	12,250	13,071,607
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB	(d)	5,000	5,911,250
CA Muni Fin Auth - LINXS AMT (AGM)	4.00%	12/31/2047	A2		3,630	3,901,560
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB	(d)	3,500	4,068,085
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,630	5,413,581
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,142,555
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,478,200
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,569,720
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,135,950
Charlotte Arpt	5.00%	7/1/2033	AA-		575	605,326
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,095,780
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	15,036,030
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,042,891
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,000	1,203,320
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	291,754
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,898,325
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,771,600
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,038,069
CT Airport Auth - Ground Trans Proj AMT	4.00%	7/1/2049	A-		3,600	3,909,204
CT Airport Auth - Ground Trans Proj AMT	5.00%	7/1/2049	A-		3,425	4,094,861
Delaware River Port Auth	5.00%	1/1/2029	A+		470	538,065
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	9,064,560
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,548,300
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,585,996
DFW Arpt	5.00%	11/1/2030	A+		850	961,435
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	3,026,058
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,796,387
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,857,267
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,164,750
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		3,000	3,461,010
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA		500	526,980
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		5,000	3,399,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Foothill/Eastern Corridor Toll Rd	3.50%	1/15/2053	A-	$12,500	$13,033,250
Foothill/Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	1,006,023
Foothill/Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	9,000	10,814,040
Foothill/Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	8,000	9,612,480
Greater Orlando Aviation AMT	4.00%	10/1/2044	AA-	7,500	8,296,575
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1	7,500	8,057,775
Hampton Roads Trans Commn	5.50%	7/1/2057	Aa2	7,500	9,257,625
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	553,445
HI Airport Sys	5.00%	7/1/2034	AA-	3,000	3,052,140
HI Airport Sys AMT	5.00%	7/1/2041	AA-	5,000	5,717,450
HI Airport Sys AMT	5.00%	7/1/2048	AA-	11,905	14,127,306
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB	4,000	4,494,400
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB	2,500	2,657,700
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,791,400
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A	13,835	16,335,676
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	3,914,779
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	720,118
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA	4,000	4,581,880
MA Port Auth AMT	4.00%	7/1/2046	AA	5,465	5,865,803
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,721,535
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,779,001
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	446,831
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	888,743
MD Trans - Baltimore Intl Arpt AMT	3.00%	6/1/2036	A+	7,310	7,495,820
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2049	A-	3,500	3,831,205
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2053	A-	6,250	6,818,875
Met DC Arpt	5.00%	10/1/2035	AA-	255	262,387
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,764,475
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,254,480
Met DC Arpt AMT	5.00%	10/1/2035	AA-	4,525	5,347,192
Met Nashville Arpt Auth	4.00%	7/1/2049	A2	5,000	5,515,600
Met Nashville Arpt Auth AMT	4.00%	7/1/2054	A2	3,000	3,294,750
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	572,815
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-	550	628,117
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-	1,160	1,320,695
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	5,104,108
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	2,500	2,868,550
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	183,114
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	588,676
Mid Bay Bridge Auth	7.25%	10/1/2034	AAApr	5,900	6,508,821
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	659,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+	$2,000	$2,271,280
MTA NY	4.00%	11/15/2046	A1	4,000	4,390,760
MTA NY	5.00%	11/15/2030	A1	5,095	5,611,990
NC Tpk Auth - Triangle Exprs	4.00%	1/1/2055	AA	4,000	4,400,520
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,350	1,606,770
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	14,255	16,097,316
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	1,000	1,124,440
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3	2,750	3,130,242
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3	1,000	1,134,740
NJ Tpk Auth	4.00%	1/1/2043	NR	5,555	6,233,877
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	5,305	5,673,910
North TX Twy Auth	5.00%	1/1/2031	A	250	282,075
North TX Twy Auth	5.00%	1/1/2040	A+	4,350	4,762,119
North TX Twy Auth	5.00%	1/1/2048	A	5,000	5,902,400
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,100	3,379,527
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	5,000	6,000,400
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	2,700	3,233,628
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,677,455
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	4,850	5,393,248
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,924,436
NY Twy Auth (AGM)	4.00%	1/1/2051	AA	2,725	2,922,644
OK St Turnpike Auth	4.00%	1/1/2048	AA-	5,750	6,317,467
Osceola Parkway(e)	4.00%	10/1/2054	BBB+	9,300	10,063,344
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,747,361
PA Tpk Commn	4.00%	12/1/2049	A3	3,500	3,813,425
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,629,900
PA Tpk Commn	5.00%	12/1/2039	A+	750	854,115
PA Tpk Commn	5.00%	12/1/2044	A3	2,500	2,991,500
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	5,196,576
Phoenix Arpt	4.00%	7/1/2037	A+	8,000	8,985,520
Phoenix Arpt	4.00%	7/1/2044	A+	2,000	2,205,080
Port Auth NY & NJ	4.00%	9/1/2043	AA-	2,000	2,251,300
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,675	4,357,227
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	1,954,538
Port Auth NY & NJ AMT	4.00%	11/1/2059	AA-	3,030	3,307,639
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,461,790
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,246,440
PR Hwy & Trans Auth(b)	4.00%	7/1/2017	NR	240	110,400
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,264,380
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,229,000
Regional Trans Dist COP	5.375%	6/1/2031	AA-	5,685	5,777,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Sacramento Co Arpt	5.00%	7/1/2041	A	$8,000	$9,459,120
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	504,469
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,554,999
San Diego Arpt AMT	4.00%	7/1/2044	A	800	887,672
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,658,010
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,260,300
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,868,000
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,724,425
San Jose Arpt	5.00%	3/1/2047	A	750	898,200
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,275,916
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,283,550
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,011,000
South Caroliina Ports AMT	5.25%	7/1/2055	A+	4,235	5,094,366
South Carolina Ports AMT	5.25%	7/1/2055	A1	880	1,058,570
TX Surface Trans Corp - NTE Seg 3C AMT	5.00%	6/30/2058	Baa3	25,185	29,388,880
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	927,403
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	962,400
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	309,640
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,058,073
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,623,591
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,617,341
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,355,780
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,924,468
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,411,812
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,759,233
Total					669,187,293

Utilities 11.36%

Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,817,310
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,472,380
Baltimore Water	4.00%	7/1/2049	AA-	5,850	6,516,432
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,827,278
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,693,900
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	2,040	2,171,417
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,254,515
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	11,270	12,027,795
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	607,190
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,974,735
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	15,099,850
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,817,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Water	5.00%	11/1/2029	A	$4,560	$5,462,378
Chicago Water	5.00%	11/1/2036	A	1,775	2,080,673
Chicago Water	5.00%	11/1/2039	A	3,455	3,854,778
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,539,940
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,939,675
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	A	2,125	2,133,309
CO Public Auth - ML	6.50%	11/15/2038	A2	4,270	6,491,040
Compton Water	6.00%	8/1/2039	NR	5,500	5,516,060
DE EDA - NRG Energy	5.375%	10/1/2045	Baa2	9,000	9,221,580
Detroit Sewer	5.00%	7/1/2034	A	1,980	2,289,989
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,571,800
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+	5,000	5,322,400
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+	5,000	5,779,100
GA Muni Elec Auth - MEAG	5.00%	1/1/2056	A	2,200	2,536,314
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+	2,000	2,276,740
Gainesville Utility	5.25%	10/1/2034	AA-	150	154,430
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa2	16,340	16,618,924
HI Dept Budget - Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,554,544
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	339,965
Jefferson Co Sewer	6.50%	10/1/2053	BBB	2,000	2,386,600
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	816,080
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,722,550
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	3,555	4,060,699
KY Muni Pwr - Prairie State Proj	4.00%	9/1/2045	Baa1	8,605	9,135,756
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	Baa1	5,000	5,804,700
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	Baa1	5,000	5,775,200
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,001,438
Long Beach Nat Gas - ML	5.50%	11/15/2037	A2	7,220	10,205,687
Louisville/Jeff CO Met Swr Dist	3.25%	5/15/2046	Aa3	2,450	2,473,177
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,390,574
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	2,970	3,414,282
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	2/1/2040	BBB	5,085	5,349,522
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	4/1/2040	BBB	3,260	3,430,726
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,131,480
Norfolk Water	5.25%	11/1/2028	AA+	1,000	1,226,430
North Sumter Co Util Dep Dist	5.375%	10/1/2030	AA-	5,240	5,403,960
NYC Muni Water	5.00%	6/15/2036	AA+	500	574,040
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	4,000	4,605,440
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,172,950
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,167,250
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,161,210
Philadelphia Gas Works	5.00%	8/1/2029	A	2,000	2,353,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%		8/1/2030	A		$1,500	$1,758,345
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,935,449
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	7,918,648
Pima CO IDA - Tucson Elec	4.00%		9/1/2029	A-		5,040	5,323,601
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,378,510
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,257,870
PR Elec Pwr Auth(b)	2.106 (3 Mo. LIBOR * .67 + .70	% %)#	7/1/2031	NR		4,000	2,790,000
PR Elec Pwr Auth(b)	5.00%		7/1/2028	NR		270	205,200
PR Elec Pwr Auth(b)	5.25%		7/1/2028	NR		880	671,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,588
Prichard Wtr & Swr	4.00%		11/1/2044	BBB+		1,000	1,052,190
Prichard Wtr & Swr	4.00%		11/1/2049	BBB+		3,000	3,128,790
Salt Verde Fin Corp - Citi	5.00%		12/1/2032	A3		3,465	4,474,562
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		14,045	18,785,890
Salt Verde Fin Corp - Citi	5.25%		12/1/2027	A3		3,685	4,549,722
Southern CA Pub Pwr Auth - Goldman Sachs	2.75 (3 Mo. LIBOR * .67 + 1.47	% %)#	11/1/2038	A3		3,090	2,987,721
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A3		1,490	1,944,271
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(d)	3,000	3,660,270
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760	8,897,694
Trimble Env Facs - Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500	13,433,625
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2025	A3		950	1,046,719
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		4,445	4,869,675
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		9,965	10,895,332
Total							364,972,800
Total Municipal Bonds (cost $2,997,696,395)							3,185,084,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.11%

Variable Rate Demand Notes 1.11%

Housing 0.08%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.75%	12/31/2019	7/1/2047	Aaa	$2,500	$2,500,000

Special Tax 0.08%

NYC TFA - Future Tax	1.67%	12/31/2019	8/1/2042	AAA	2,400	2,400,000

Tax Revenue 0.70%

NYC TFA - Future Tax	1.65%	12/31/2019	11/1/2044	AAA	16,310	16,310,000
NYC TFA - Future Tax	1.65%	12/31/2019	5/1/2034	AAA	4,585	4,585,000
NYC TFA - Future Tax	1.70%	1/1/2020	11/1/2022	AAA	1,720	1,720,000
Total						22,615,000

Utilities 0.25%

NYC Wtr & Swr	1.66%	12/31/2019	6/15/2045	AAA	8,100	8,100,000

Total Short-Term Investments (cost $35,615,000)						35,615,000

Total Investments in Securities 100.25% (cost $3,033,311,395)						3,220,699,600

Liabilities in Excess of Cash and Other Assets(h) (0.25%)						(7,939,912)

Net Assets 100.00%						$3,212,759,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $88,145,621, which represents 2.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on open futures contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2019

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2020	432	Short	$(68,685,857)	$(67,351,500)	$1,334,357

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$182,675,815	$2,842,000	$185,517,815
Housing	—	116,072,054	1,238,178	117,310,232
Lease Obligations	—	233,729,205	247,520	233,976,725
Special Tax	—	66,132,123	550,000	66,682,123
Remaining Industries	—	2,581,597,705	—	2,581,597,705
Short-Term Investments
Variable Rate Demand Notes	—	35,615,000	—	35,615,000
Total	$—	$3,215,821,902	$4,877,698	$3,220,699,600
Other Financial Instruments
Futures Contracts
Assets	$1,334,357	$—	$—	$1,334,357
Liabilities	—	—	—	—
Total	$1,334,357	$—	$—	$1,334,357

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,688,873
Accrued Discounts (Premiums)	30
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(27,474)
Purchases	—
Sales	—
Transfers into Level 3	1,265,622
Transfers out of Level 3	(2,049,353)
Balance as of December 31, 2019	$4,877,698
Change in unrealized appreciation/depreciation for the period ended December 31, 2019, related to Level 3 investments held at December 31, 2019	$(27,474)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.59%

Corporate-Backed 10.97%

Allegheny Co IDA - US Steel	4.875%	11/1/2024	B	$1,800	$1,880,478
Allegheny Co IDA - US Steel	6.55%	12/1/2027	B	1,115	1,166,134
AR DFA- Big River Steel AMT†	4.50%	9/1/2049	B	36,000	38,319,840
Arista Met District	5.125%	12/1/2048	NR	3,500	3,753,330
Beauregard Parish - Office Max	6.80%	2/1/2027	B1	5,000	5,072,400
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon	7/15/2044	Ba1	2,000	805,100
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,593,028
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,701,730
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB	15,240	15,283,434
Downtown Doral CDD†	4.75%	12/15/2038	NR	625	674,838
Downtown Doral CDD†	5.00%	12/15/2048	NR	1,500	1,617,855
FL DFC - Waste Pro AMT†	5.00%	5/1/2029	NR	3,300	3,653,925
Fort Bend IDC - NRG Energy	4.75%	11/1/2042	Baa2	3,565	3,754,373
Hoover IDA - US Steel AMT	5.75%	10/1/2049	B	11,900	13,062,154
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B+	24,910	27,574,124
MD EDC - Chesapeake Bay Hyatt(a)	5.00%	12/1/2016	NR	3,430	2,212,350
Mission Econ Dev Corp - Natgasoline AMT†	4.625%	10/1/2031	BB-	10,000	10,813,500
NH National Fin Auth - Covanta AMT†	4.875%	11/1/2042	B1	12,000	12,716,640
Niagara Area Dev Corp - Covanta AMT†	4.75%	11/1/2042	B1	10,500	11,083,800
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB	5,125	5,497,382
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB	9,460	10,300,048
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB	5,965	5,980,628
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB	1,885	2,096,535
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB	2,600	2,974,842
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	35,725	39,516,137
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB+	6,135	6,584,511
OH Air Dev Auth - OVEC	3.25%	9/1/2029	BB+	8,500	8,786,365
OH Air Quality - AMG Vanadium AMT†	5.00%	7/1/2049	B	30,290	33,469,541
OH Air Quality - Pratt Paper AMT†	4.25%	1/15/2038	NR	1,250	1,348,750
OH Air Quality - Pratt Paper AMT†	4.50%	1/15/2048	NR	13,500	14,595,255
PA Dev Fin Auth - Covanta AMT†	3.25%	8/1/2039	B	6,980	6,988,725
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,065,650
PA Econ Dev - US Airways	8.00%	5/1/2029	BB-	2,460	2,509,225
Port Seattle IDC - Delta Airlines AMT	5.00%	4/1/2030	BBB-	1,000	1,089,450
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B1	1,500	1,521,720
Tuscaloosa IDA - Hunt Refining†	4.50%	5/1/2032	NR	2,500	2,747,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	$32,515	$37,427,691
VA Small Bus Fing - Covanta AMT†	5.00	%#(b)	1/1/2048	B	3,150	3,342,465
Valparaiso Facs - Pratt Paper AMT(c)	5.875%		1/1/2024	NR	835	907,236
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,649,680
West Pace Coop Dist(a)	9.125%		5/1/2039	NR	13,770	7,986,600	(d)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000	1,182,650
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	3,365	3,670,004
WI PFA - Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,750,950
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	8,000	8,490,080
WI Pub Fin Auth - Celanese AMT	5.00%		12/1/2025	BBB	1,950	2,235,909
Total						384,454,562

Education 6.00%

AZ Edu Fac - Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,098,020
AZ Edu Fac - Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,228,700
AZ IDA - Academy of Math & Science Proj†	5.625%		7/1/2048	BB	2,235	2,533,328
AZ IDA - Academy of Math & Science Proj†	5.75%		7/1/2053	BB	3,000	3,403,620
AZ IDA - American Charter Sch†	5.00%		7/1/2022	BB+	1,880	1,944,277
AZ IDA - Equitable School Fund	4.00%		11/1/2049	A	1,345	1,467,126
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	11,949,650
CA Muni Fin - William Jessup U	5.00%		8/1/2039	NR	2,000	2,291,360
CA Muni Fin - William Jessup U	5.00%		8/1/2048	NR	6,350	7,168,896
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,079,840
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	757,085
Cap Trust Ed Facs - Renaissance Charter†	5.00%		6/15/2039	NR	1,950	2,057,582
Cap Trust Ed Facs - Renaissance Charter†	5.00%		6/15/2049	NR	9,815	10,293,972
Chicago Brd Ed	5.00%		12/1/2044	BB-	1,000	1,119,580
Chicago Brd Ed	5.00%		12/1/2046	BB-	2,500	2,792,450
Clifton Higher Ed - Intl Ldrshp Sch	5.75%		8/15/2045	NR	6,500	7,225,595
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%		3/1/2048	NR	2,000	2,149,920
Columbus-Franklin Co Fin - Ohio Dominican U	6.50%		3/1/2053	NR	3,000	3,209,100
CT Ed Facs - Univ of Hartford	4.00%		7/1/2044	BBB-	3,605	3,856,413
CT Ed Facs - Univ of Hartford	4.00%		7/1/2049	BBB-	1,750	1,864,468
CT Hlth & Ed - Connecticut State Univ	3.00%		11/1/2035	A1	3,100	3,174,400
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+	1,340	1,373,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR	$6,400	$7,143,424
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR	6,500	7,204,860
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2039	BBB-	2,250	2,555,798
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2049	BBB-	4,480	5,009,402
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+	1,500	1,697,295
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+	9,645	10,760,348
Glenville Clg	5.00%	6/1/2037	NR	1,500	1,574,715
Glenville Clg	5.25%	6/1/2047	NR	4,050	4,268,173
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%	10/1/2058	BBB	3,400	4,074,016
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2041	Baa3	2,740	2,897,934
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	4,325	4,333,347
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,007,720
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,504,825
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3	4,450	4,458,588
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2038	Baa3	2,885	3,386,009
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3	1,500	1,750,950
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	5,250	5,903,415
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3	5,500	6,092,130
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB	1,500	1,614,045
NY Dorm - Yeshiva Univ	5.00%	11/1/2031	B3	1,505	1,573,417
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB	2,500	2,678,225
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB	1,325	1,442,263
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB	3,080	3,342,077
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba2	2,060	2,229,291
Pima IDA - American Leadership Acad†	5.00%	6/15/2047	NR	8,300	8,568,007
Pima IDA - American Leadership Acad†	5.00%	6/15/2052	NR	4,565	4,707,017
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR	5,000	5,327,450
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	5,745	6,347,995
WI PFA - MN Clg of Osteopatic Med†	5.50%	12/1/2048	NR	82	82,164
WI PFA - Ultimate Medical Academy†	5.00%	10/1/2034	BB	3,750	4,228,237
WI PFA - Ultimate Medical Academy†	5.00%	10/1/2039	BB	3,250	3,632,103
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,307,560
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB	3,000	3,444,450
Total					210,186,547

Financial Services 0.18%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,315,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 8.68%

Allan Hancock CCD	3.25%	8/1/2044	AA	$2,415	$2,481,871
American Samoa GO	6.625%	9/1/2035	Ba3	2,000	2,139,220
American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	5,075,463
Bellwood GO	5.875%	12/1/2027	A	3,000	3,346,530
Bellwood GO	6.15%	12/1/2032	A	2,770	3,112,095
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,878,550
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	6,045,695
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,914,725
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,040	4,128,314
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,324,000
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,739,055
Chicago Brd Ed	5.00%	12/1/2034	BB-	700	809,473
Chicago Brd Ed	5.00%	12/1/2035	BB-	750	864,765
Chicago Brd Ed	5.00%	12/1/2042	BB-	10,950	11,575,026
Chicago Brd Ed	5.00%	12/1/2046	BB-	6,000	6,777,840
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,165	7,928,001
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,375	9,203,120
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	17,036,449
Chicago Brd Ed	5.50%	12/1/2039	BB-	5,975	6,274,228
Chicago Brd Ed	6.50%	12/1/2046	BB-	4,900	5,903,030
Chicago Brd Ed†	6.75%	12/1/2030	BB-	1,000	1,285,800
Chicago Brd Ed	7.00%	12/1/2044	BB-	2,180	2,647,784
Chicago Brd Ed†	7.00%	12/1/2046	BB-	6,560	8,353,963
Chicago GO	5.00%	1/1/2034	BBB+	760	761,915
Chicago GO	5.00%	1/1/2038	BBB+	3,800	4,184,180
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,911,357
Chicago GO	5.25%	1/1/2032	BBB+	3,050	3,345,331
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,750,944
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,128,130
Chicago GO	5.50%	1/1/2042	BBB+	250	279,800
Chicago GO	5.50%	1/1/2049	BBB+	17,175	20,267,702
Chicago GO	6.00%	1/1/2038	BBB+	17,835	21,434,638
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,741,550
CIC Met Dist 14	5.875%	12/1/2046	NR	6,500	7,091,565
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,318,875
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	758,905
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	5,000	5,087,750
IL State GO	3.50%	6/1/2029	BBB-	3,880	3,946,814
IL State GO	4.00%	1/1/2026	BBB-	2,790	2,861,954
IL State GO	4.00%	6/1/2037	BBB-	7,040	7,352,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	4.50%		11/1/2039	BBB-		$1,100	$1,171,500
IL State GO	5.00%		11/1/2028	BBB-		2,000	2,304,460
IL State GO	5.00%		5/1/2039	BBB-		5,000	5,393,050
IL State GO	6.00%		5/1/2026	BBB-		10,000	12,031,800
ME Fin Auth - Casella Waste AMT†	4.375	%#(b)	8/1/2035	B		1,250	1,368,562
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA		2,000	2,221,660
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,218,330
New Haven GO	5.50%		8/1/2035	BBB+		660	797,848
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,533,594
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		8,730	6,613,935
PR Comwlth GO(a)	4.00%		7/1/2020	Ca		1,175	796,063
PR Comwlth GO(a)	5.00%		7/1/2020	Ca		11,695	8,318,069
PR Comwlth GO(a)	5.00%		7/1/2023	Ca		2,710	2,181,550
PR Comwlth GO(a)	5.625%		7/1/2032	Ca		4,775	3,634,969
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,775	1,786,520
Scranton GO†	5.00%		9/1/2028	BB+		500	577,705
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,150,090
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,327,182
WI PFA - American Dream†	7.00%		12/1/2050	NR		29,050	34,756,582
Total							304,252,382

Health Care 24.82%

Alachua Co Hlth - East Ridge Ret Vlg	6.25%		11/15/2044	B-	(e)	2,750	2,395,278
Alachua Co Hlth - East Ridge Ret Vlg	6.375%		11/15/2049	B-	(e)	1,000	872,890
Allegheny Co Hsp - Allegheny Hlth	4.00%		4/1/2044	A		3,750	4,016,400
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,283,920
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,509,847
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,104,180
Atlanta Dev Auth - Georgia Proton Ctr	6.75%		1/1/2035	NR		1,500	1,582,665
Atlanta Dev Auth - Georgia Proton Ctr	7.00%		1/1/2040	NR		13,000	13,782,600
AZ Dev Auth - Friendship Vlg	5.00%		12/1/2050	NR		1,600	1,765,104
AZ Dev Auth - Friendship Vlg	5.00%		12/1/2054	NR		2,000	2,201,200
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR		5,000	5,077,850
Botetourt Co RCF - Glebe	6.00%		7/1/2044	NR		6,485	7,165,212
CA Fin Auth - HealthRIGHT360†	5.00%		11/1/2039	NR		1,760	1,989,803
CA Fin Auth - HealthRIGHT360†	5.00%		11/1/2049	NR		2,450	2,714,576
CA Stwde - Daughters of Charity	5.50%		7/1/2039	NR		5,350	5,225,024
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR		1,310	1,302,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Daughters of Charity	5.75%	7/1/2035	NR		$2,620	$2,597,311
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,777,153
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,832,986
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		1,305	1,440,446
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	23,604,630
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		12,775	14,179,100
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	20,737,502
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	A-	(e)	1,000	1,115,920
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	A-	(e)	2,570	2,877,526
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	A-	(e)	1,000	1,117,650
Calcasieu Parish Hsp - Lake Charles Mem	5.00%	12/1/2039	BB+		6,800	7,992,448
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB	(e)	4,000	4,316,560
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB	(e)	4,000	4,258,040
City of Wayzata - Folkestone Sr Living	5.00%	8/1/2049	NR		400	439,504
City of Wayzata - Folkestone Sr Living	5.00%	8/1/2054	NR		1,000	1,096,500
Cnty of Lucas OH - ProMedica Hlth	5.25%	11/15/2048	BBB		8,650	9,974,574
CO Hlth - Christian Living	4.00%	1/1/2038	NR		550	584,155
CO Hlth Facs - Christian Living	5.00%	1/1/2038	NR		1,600	1,824,048
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,047,000
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(e)	750	859,695
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(e)	2,250	2,528,505
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(e)	1,000	1,088,390
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(e)	1,500	1,626,090
CT Hlth & Ed - Griffin Hosp†(c)	5.00%	7/1/2044	BB+		2,820	3,253,519
CT Hlth & Ed - Griffin Hosp†(c)	5.00%	7/1/2050	BB+		1,000	1,148,210
Cumberland Co Mun Auth - Asbury	5.00%	1/1/2045	NR		2,000	2,173,920
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,064,900
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	NR		5,650	6,363,990
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,175	9,542,187
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,900	5,705,756
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,260,597
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,063,081
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		13,000	15,481,440
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	BBB+	(e)	1,000	1,094,140
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	BBB+	(e)	2,800	3,023,384
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,322,724
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,670	2,736,136
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	819,360
Floyd Co Dev Auth - Spires Berry College	6.25%	12/1/2048	NR		2,500	2,602,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Floyd Co Dev Auth - Spires Berry College	6.50%		12/1/2053	NR		$3,500	$3,673,145
Franklin Hlth - Proton Therapy†	7.50%		6/1/2047	NR		7,635	8,459,198
Fulton Co - Canterbury Court†	5.00%		4/1/2047	NR		5,000	5,434,400
Fulton Co - Canterbury Court†	5.00%		4/1/2054	NR		5,000	5,394,950
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,450	4,655,990
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	5,214,600
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,189,212
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,620,900
Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		4,000	4,294,440
Glendale IDA - Beatitudes	5.00%		11/15/2045	NR		1,300	1,386,944
Glendale IDA - Beatitudes	5.00%		11/15/2053	NR		7,320	7,816,516
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2040	BB		4,880	5,240,339
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2045	BB		910	972,535
Hanover Co EDA - Covenant Woods	5.00%		7/1/2042	NR		2,000	2,070,100
Hanover Co EDA - Covenant Woods	5.00%		7/1/2047	NR		1,985	2,050,723
Hanover Co EDA - Covenant Woods	5.00%		7/1/2051	NR		1,000	1,081,430
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BBB-	(e)	1,655	1,739,488
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BBB-	(e)	3,000	3,505,440
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,572,000
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,759,250
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	3,179,491
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,522,620
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(b)	12/1/2050	B+		12,720	13,992,254
IL Fin Auth - Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,524,675
IL Fin Auth - Landing/Plymouth Place	6.00%		5/15/2043	BB+	(e)	2,165	2,341,902
IL Fin Auth - Lutheran Life	5.00%		11/1/2049	NR		5,500	5,883,020
IL Fin Auth - Plymouth Place	5.25%		5/15/2050	BB+	(e)	3,150	3,353,963
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,698,485
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2042	BB	(e)	1,750	1,965,390
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2050	BB	(e)	7,250	8,067,292
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2021	NR		410	420,160
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2029	NR		2,820	2,889,880
Kirkwood IDA - Aberdeen Hts	8.25%		5/15/2039	NR		6,695	6,866,995
KY EDA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,155,370
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,838,100
Lancaster Co Hosp Auth - Bretheren Village	5.125%		7/1/2037	BB+	(e)	1,000	1,091,160
Lancaster Co Hosp Auth - Bretheren Village	5.25%		7/1/2041	BB+	(e)	1,000	1,095,840
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	6,247,200
MA DFA - Atrius Hlth	4.00%		6/1/2049	BBB		10,000	10,616,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Boston Medical Center	4.00%	7/1/2047	NR		$4,130	$4,378,750
MA DFA - Newbridge†	4.125%	10/1/2042	BB+	(e)	2,500	2,627,600
MA DFA - Wellforce Hlth	4.00%	7/1/2044	BBB+		3,400	3,662,208
Magnolia West CDD	5.35%	5/1/2037	NR		255	256,913
Marion Co - United Church Homes	5.125%	12/1/2049	NR		3,000	3,005,640
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,450	3,621,223
MD Hlth & Hi Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	8,241,193
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	237,132
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	261,542
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,536,856
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,946,970
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2026	BB-	(e)	2,125	2,173,174
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2030	BB-	(e)	905	914,448
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2035	BB-	(e)	2,600	2,588,950
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2036	BB-	(e)	1,250	1,239,013
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB-	(e)	3,955	3,865,221
MI Fin Auth - Henry Ford Hlth	4.00%	11/15/2050	A		3,630	3,962,544
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,000	4,325,720
Monroe Co - St. Ann’s	5.00%	1/1/2040	NR		3,500	3,842,860
Monroe Co - St. Ann’s	5.00%	1/1/2050	NR		4,750	5,137,267
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Ba1		7,000	7,808,360
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,021,635
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,535,383
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,986,919
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,467,163
NC Med Care - Sharon Towers	4.00%	7/1/2039	NR		1,500	1,593,795
NC Med Care - Sharon Towers	4.00%	7/1/2044	NR		1,035	1,082,465
NC Med Care - Sharon Towers	5.00%	7/1/2039	NR		1,650	1,896,956
NC Med Care - Sharon Towers	5.00%	7/1/2044	NR		1,160	1,322,435
NC Med Care - Sharon Towers	5.00%	7/1/2049	NR		2,000	2,273,660
NC Med Care Comm - Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,862,800
New Hope - Carillon	5.00%	7/1/2046	NR		5,200	5,315,596
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		3,600	3,737,340
New Hope Cultural - Wesleyan Homes	5.00%	1/1/2039	NR		500	535,900
New Hope Cultural - Wesleyan Homes	5.00%	1/1/2050	NR		590	623,241
New Hope Cultural - Wesleyan Homes	5.00%	1/1/2055	NR		2,200	2,307,162
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,810,681
New Hope Ed Facs - Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	4,999,945
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR		1,500	1,629,960
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	6,071,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NM Hsp - Haverland	5.00%	7/1/2049	BBB-	(e)	$3,375	$3,790,867
Norfolk Redev & Hsg Auth - Harbor’s Edge	5.00%	1/1/2049	NR		2,500	2,710,925
Norfolk Redev & Hsg Auth - Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,602,346
Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		2,000	2,123,240
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000	3,184,950
OK DFA - OU Med	5.50%	8/15/2052	Baa3		6,450	7,694,140
OK DFA - OU Med	5.50%	8/15/2057	Baa3		11,430	13,539,178
Oroville - Oroville Hsp	5.25%	4/1/2039	BB+		2,060	2,467,839
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		2,550	2,984,775
Oroville - Oroville Hsp	5.25%	4/1/2054	BB+		12,545	14,616,179
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BBB-		4,375	4,569,994
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BBB-		2,375	2,723,508
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,610,952
Palm Beach Co Hlth Facs - Lifespace	5.00%	5/15/2053	BBB	(e)	7,125	7,965,750
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,778,625
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,118,625
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,627,142
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,621,949
Philadelphia IDA - Wesley	5.00%	7/1/2037	BB	(e)	2,500	2,790,700
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(e)	3,355	3,709,858
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(e)	4,000	4,398,040
Pinellas Co IDA - Patel Foundation	5.00%	7/1/2039	NR		6,015	6,997,129
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,770,390
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,188,860
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,906,220
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB-	(e)	1,625	1,785,063
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB-	(e)	1,450	1,588,026
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(e)	1,000	1,077,030
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(e)	1,600	1,719,712
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,155,800
Sante Fe Retirement Facs- El Castillo	5.00%	5/15/2049	BB+	(e)	1,295	1,425,109
SC EDA - Bishop Gadsden	4.00%	4/1/2049	BBB-	(e)	620	651,285
SC EDA - Bishop Gadsden	4.00%	4/1/2054	BBB-	(e)	1,165	1,213,429
SC EDA - Bishop Gadsden	5.00%	4/1/2044	BBB-	(e)	640	730,285
SC EDA - Bishop Gadsden	5.00%	4/1/2049	BBB-	(e)	1,515	1,718,434
SC EDA - Bishop Gadsden	5.00%	4/1/2054	BBB-	(e)	3,000	3,384,450
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,175,975
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,628,683
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(e)	1,100	1,187,494
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660	1,784,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Seminole Co - Legacy Pointe	5.50%	11/15/2049	NR		$8,000	$8,017,520
Seminole Co - Legacy Pointe	5.75%	11/15/2054	NR		4,000	4,008,640
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		20,000	19,480,000
Tarrant Co Cultural - Buckingham Sr Lvg(a)	5.50%	11/15/2045	D	(e)	3,650	2,555,000
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		3,500	4,055,450
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,465,810
Tempe IDA - ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,379,940
Tempe IDA - ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,591,352
Town of Hamden - Whitney Center	5.00%	1/1/2050	NR		5,500	5,920,640
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(e)	2,750	3,109,150
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,340,789
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,160,775
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,282,857
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,505,740
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,193,120
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,965	2,097,657
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,210,570
WA Hsg - Rockwood†(c)	6.00%	1/1/2024	NR		885	939,817
WA Hsg - Transforming Age†	5.00%	1/1/2055	BB	(e)	3,250	3,548,935
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,782,587
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,400	1,527,666
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625	1,748,646
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,102,880
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2039	NR		1,950	2,132,228
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2046	NR		2,100	2,272,704
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2054	NR		5,000	5,377,500
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		6,500	7,117,565
WI PFA - Bancroft Neurohealth†	4.625%	6/1/2036	NR		3,570	3,688,845
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	5,228,839
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	6,038,793
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,556	791,569
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,961,054
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300	2,539,430
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,216,298
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,533,742
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,631,025
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,115,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WV Hsp - Herbert Thomas Hlth(a)	6.50%	10/1/2028	NR		$5,000	$2,925,000
WV Hsp - Herbert Thomas Hlth(a)	6.50%	10/1/2038	NR		2,000	1,170,000
Total						869,694,808

Housing 3.41%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	786,541
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,120,840
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,914,800
CA Cmnty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		19,000	21,122,680
CA Com Hsg Agency - Verdant†	5.00%	8/1/2049	NR		17,200	19,463,176
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,534	4,147,523
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	617,843
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,728,825
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,262,987
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR		945	1,092,231
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,963,483
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,060	2,881,235	(d)
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,500	2,913,350
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(e)	6,700	7,341,927
MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA		5,845	5,998,197
MI HDA	3.60%	10/1/2060	AA		6,330	6,449,067
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(e)	1,500	1,559,790
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(e)	5,425	5,656,973
NYC HDC	3.45%	5/1/2059	AA+		5,000	5,067,950
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2059	Baa3		2,000	2,291,520
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR		15,000	15,621,900
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR		6,000	6,282,720
Total						119,285,558

Lease Obligations 4.21%

Aviation Station North Met Dist	5.00%	12/1/2039	NR		750	803,603
Aviation Station North Met Dist	5.00%	12/1/2048	NR		1,850	1,965,921
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3		1,500	1,619,040
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	Aa3		5,000	5,401,850
Houston Co Coop Dist - Country Crossing	Zero Coupon	5/15/2020	NR		4,199	587,860	(d)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,370,134
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,542,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+		$8,000	$8,753,760
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		5,450	6,136,482
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,175	1,326,516
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB		5,000	5,651,400
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(e)	2,000	2,253,560
NJ EDA - Sch Facs	5.00%	6/15/2043	BBB+		5,000	5,725,050
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,575	4,279,632
NJ EDA - State House	5.00%	6/15/2043	BBB+		3,800	4,351,038
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,325	8,370,099
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		6,990	3,708,265
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+		39,000	40,436,370
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,802,760
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+		15,170	17,372,077
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		15,420	18,073,165
PA COPS	5.00%	7/1/2043	A2		1,200	1,420,944
PR Pub Fin Corp(a)	5.50%	8/1/2031	C		12,250	505,313
Total						147,457,350

Other Revenue 6.05%

American Leadership Academy†	5.00%	6/15/2049	NR		1,235	1,306,692
American Leadership Academy†	5.00%	6/15/2052	NR		2,150	2,263,993
Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		5,120	5,369,856
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,494,192
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,294,850
AZ IDA - Academy of Math & Science†	5.00%	7/1/2049	BB		500	552,905
AZ IDA - Academy of Math & Science†	5.00%	7/1/2054	BB		1,500	1,646,100
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+		2,460	2,825,630
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB		2,390	2,633,254
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB		1,000	1,084,860
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB		2,500	2,693,975
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB		5,000	5,197,800
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+		1,350	1,567,458
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+		9,075	10,461,388
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-		1,000	1,128,630
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR		20,025	22,605,021
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	4,102,960
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037		NR		$1,220	$804,029
FL DFC - Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,436,757	(d)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,470,200
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		B+	(e)	6,000	6,378,420
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		Ba2		3,250	3,545,230
Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047		BBB-	(e)	1,680	1,813,829
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052		BBB-	(e)	1,250	1,354,250
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B		1,250	1,251,937
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038		NR		3,200	3,505,184
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048		NR		4,350	4,736,323
Kansas City RDA - Loews Hotel†	5.00%	2/1/2040		NR		3,000	3,307,530
Kansas City RDA - Loews Hotel†	5.00%	2/1/2050		NR		6,450	7,002,378
Lower AL Gas Dist - Goldman Sachs(c)	5.00%	9/1/2046		A3		20,260	28,014,718
Main St Nat Gas - Macquarie	5.00%	5/15/2043		A3		1,900	2,249,619
Main St Nat Gas - Macquarie	5.00%	5/15/2049		A3		22,085	30,148,896
Maricopa Co - Legacy Schools†	5.00%	7/1/2049		Ba2		2,335	2,581,086
Maricopa Co - Legacy Schools†	5.00%	7/1/2054		Ba2		1,465	1,607,076
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,321,680
MD EDC - Chesapeake Bay Hyatt(a)	5.00%	12/1/2031		NR		10,700	6,901,500
MD EDC - Chesapeake Bay Hyatt(a)	5.25%	12/1/2031		NR		3,000	1,935,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,070	3,954,600
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,755,000
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		640	640,717
Michigan St Strategic FD Escrow(f)	Zero Coupon	–	(g)	NR		5,000	500	(h)
Middlesex Co Impt Auth - Heldrich Ctr(a)	6.125%	1/1/2025		NR		2,790	41,850
Middlesex Co Impt Auth - Heldrich Ctr(a)	6.25%	1/1/2037		NR		5,755	86,325
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,201,967
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	5/15/2020		NR		2,965	297	(h)
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB		2,000	2,141,540
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		D		1,425	999,965
UT Charter Sch Fin Auth - Freedom Academy†	5.375%	6/15/2048		NR		5,150	5,385,973
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,050	1,076,712
Total							211,890,052

Special Tax 4.51%

Allentown Neighborhood Impt†	5.375%	5/1/2042		NR		5,500	6,192,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	$1,030	$1,066,091
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,223,874
Arborwood CDD	6.90%	5/1/2025	NR	355	389,474	(d)
Arborwood CDD	6.90%	5/1/2036	NR	60	64,309	(d)
Arborwood CDD	6.90%	5/1/2036	NR	705	761,886	(d)
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	1,000	1,003,140
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,508,265
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,282,931
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,851,032
DIBC Dist No. 1	6.00%	12/1/2048	NR	2,300	2,414,977
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR	3,000	3,376,170
Grandview IDA - Grandview Crossing(a)	5.75%	12/1/2028	NR	1,000	180,000
Houston Co Coop Dist - Country Crossing(a)	10.00%	5/1/2039	NR	11,325	1,245,750	(d)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,848,242
MD Special Tax - Brunswick Crossing	4.00%	7/1/2029	NR	675	716,546
MD Special Tax - Brunswick Crossing	5.00%	7/1/2036	NR	1,550	1,731,877
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,193,240
North Las Vegas Special Improv Dist - Vall	4.50%	6/1/2039	NR	500	533,005
North Las Vegas Special Improv Dist - Vall	4.625%	6/1/2043	NR	500	532,475
North Las Vegas Special Improv Dist - Vall	4.625%	6/1/2049	NR	765	810,464
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	813,383
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,071,331
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,279,900
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,181,365
Orange Co CFD - Esencia	5.25%	8/15/2045	NR	1,950	2,222,747
PA COPS	4.00%	7/1/2046	A2	3,175	3,485,007
Peninsula Town Center†	5.00%	9/1/2037	NR	875	981,173
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,488,748
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,612,825
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,675,334
Prince George CO†	5.00%	7/1/2046	NR	5,000	5,338,950
Prince George CO Spec Ob - Westphalia Proj†	5.125%	7/1/2039	NR	1,100	1,220,604
Prince George CO Spec Ob - Westphalia Proj†	5.25%	7/1/2048	NR	3,000	3,326,700
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,175,643
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	7,062,413
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,125,220
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,613,895
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,206,400
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,240,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	$4,875	$5,309,119
Stone Canyon CID(a)	5.70%	4/1/2022	NR	1,485	386,100
Tern Bay CDD	5.375%	5/1/2037	NR	420	420,185
Velocity Met District	5.375%	12/1/2039	NR	6,320	6,738,953
Velocity Met District	5.50%	12/1/2048	NR	12,680	13,515,485
Village CDD #10	6.00%	5/1/2044	NR	895	1,008,128
Village CDD #12†	4.25%	5/1/2043	NR	7,470	7,969,444
Village CDD #12†	4.375%	5/1/2050	NR	2,985	3,192,189
Village CDD #13†	3.55%	5/1/2039	NR	3,000	3,063,090
Village CDD #13†	3.70%	5/1/2050	NR	10,000	10,185,500
West Villages Unit #7	4.75%	5/1/2039	NR	1,750	1,816,710
West Villages Unit #7	5.00%	5/1/2050	NR	3,090	3,218,389
Total					157,871,528

Tax Revenue 5.88%

American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,068,972
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	375	379,729
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	766,373
Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	765	873,752	(d)
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,237,507
Met Pier & Expo Auth - McCormick Place	Zero Coupon	12/15/2054	BBB	21,595	5,810,783
Met Pier & Expo Auth - Mccormick Place(c)	4.00%	6/15/2050	BBB	12,500	13,066,375
Met Pier & Expo Auth - Mccormick Place(c)	5.00%	6/15/2050	BBB	5,000	5,762,600
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2050	BBB	8,035	8,174,889
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BBB	2,830	2,978,603
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BBB	6,035	6,605,368
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BBB	10,000	11,151,900
Met Pier & Expo Auth - McCormick Place	5.25%	6/15/2050	BBB	5,000	5,092,600
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BBB	9,150	10,260,444
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,635,218
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	11,459,800
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	898	789,297
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,714	1,370,754
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,671	1,242,038
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	3,596	2,473,401
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,367,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	$33,226	$8,943,110
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	18,942	3,720,588
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,753	7,878,754
PR Corp Sales Tax	4.329%	7/1/2040	NR	14,127	14,356,140
PR Corp Sales Tax	4.536%	7/1/2053	NR	279	285,799
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,105	1,146,791
PR Corp Sales Tax	4.75%	7/1/2053	NR	19,345	20,244,929
PR Corp Sales Tax	4.784%	7/1/2058	NR	3,659	3,809,531
PR Corp Sales Tax	5.00%	7/1/2058	NR	38,857	41,325,585
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,754,910
Virgin ISlands PFA - Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,972,965
Total					206,007,048

Tobacco 8.92%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	91,300	6,475,909
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	5,369,000
Buckeye Tobacco	5.125%	6/1/2024	CCC+	39,145	39,198,237
Buckeye Tobacco	5.75%	6/1/2034	CCC+	11,370	11,426,736
Buckeye Tobacco	5.875%	6/1/2030	CCC+	11,000	11,058,520
Buckeye Tobacco	5.875%	6/1/2047	B-	21,565	21,665,062
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	4,451,631
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2055	NR	28,000	1,198,400
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	854,000
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	4,233,500
Golden St Tobacco	5.00%	6/1/2047	NR	19,380	20,045,509
Golden St Tobacco	5.00%	6/1/2047	NR	29,995	31,025,028
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	14,749,938
Golden St Tobacco	5.30%	6/1/2037	B-	5,000	5,227,800
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	2,083,980
LA Co Tobacco	Zero Coupon	6/1/2046	NR	10,000	1,756,000
MI Tob Settlement	Zero Coupon	6/1/2058	NR	50,000	1,737,500
MI Tob Settlement	5.125%	6/1/2022	B-	2,060	2,063,131
MI Tob Settlement	5.25%	6/1/2022	B-	3,220	3,224,798
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,052,200
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	783,180
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	1,511,500
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	3,145,686
Nassau Co Tobacco	5.25%	6/1/2026	B-	4,000	3,996,560
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,032,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Nthrn AK Tobacco	5.00%		6/1/2046	B3		$2,840	$2,847,128
Nthrn CA Tobacco	Zero Coupon		6/1/2045	CCC-		27,500	3,879,975
Nthrn CA Tobacco	5.50%		6/1/2045	B-		5,280	5,302,229
RI Tob Settlement	Zero Coupon		6/1/2052	CCC-		25,885	3,501,723
Rockland Tobacco†	Zero Coupon		8/15/2060	NR		41,035	1,893,765
San Diego Co Tobacco	Zero Coupon		6/1/2054	NR		16,000	2,465,120
San Diego Co Tobacco	5.00%		6/1/2048	BBB-		2,300	2,676,763
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		20,000	1,495,800
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		15,000	2,204,100
Suffolk Tobacco Asset Sec Corp	6.625%		6/1/2044	NR		5,200	5,461,092
Tobacco Settlement Auth IA	Zero Coupon		6/1/2046	NR		10,000	1,430,400
Tobacco Settlement Auth IA	5.375%		6/1/2038	B-		6,220	6,221,306
Tobacco Settlement Auth IA	5.50%		6/1/2042	B-		2,880	2,880,576
Tobacco Settlement Fin Corp DC	Zero Coupon		6/15/2055	NR		20,000	967,600
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2046	BB+		7,440	8,292,699
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC-		7,500	838,500
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC-		39,610	4,799,148
Tobacco Settlement Fin Corp VA	5.00%		6/1/2047	B-		13,870	14,008,839
TSASC	5.00%		6/1/2036	A-		280	328,387
TSASC	5.00%		6/1/2045	CCC+		3,790	3,831,917
TSASC	5.00%		6/1/2048	NR		29,670	29,946,821
Total							312,640,130

Transportation 6.79%

Bay Area Toll Auth	3.00%		4/1/2054	AA-		1,000	1,006,330
Broward Co Arpt AMT	5.125%		10/1/2038	A+		2,835	3,224,444
CA Muni Fin Auth - LINXS AMT	4.00%		12/31/2047	BBB	(e)	11,200	11,951,184
Chicago O’Hare Arpt	4.00%		1/1/2044	A		10,000	11,137,800
Chicago O’Hare Arpt AMT	5.00%		1/1/2031	A		2,985	3,176,040
Chicago O’Hare Arpt AMT	5.00%		1/1/2053	A		6,535	7,692,741
CT Airport Auth - Ground Trans Proj AMT	4.00%		7/1/2049	A-		2,850	3,094,786
Denver City & Co Arpt AMT	5.50%		11/15/2025	A		3,410	3,932,139
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	A		5,000	3,022,000
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	A		25,000	18,642,000
Foothill/Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		4,500	3,059,460
Foothill/Eastern Corridor Toll Rd	3.50	%#(b)	1/15/2053	A-		16,980	17,704,367
Foothill/Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,000	1,149,740
Foothill/Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		5,000	6,007,800
Foothill/Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		6,915	8,308,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Foothill/Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		$2,000	$2,347,260
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB		3,000	3,370,800
IL State GO	5.00%	11/1/2027	BBB-		4,500	5,212,260
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A		6,665	7,869,699
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		250	297,888
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		750	888,742
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2049	A-		3,500	3,831,205
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2053	A-		6,250	6,818,875
Met Nashville Arpt Auth AMT(c)	4.00%	7/1/2054	A2		2,000	2,196,500
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,339,240
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,508,821
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,887,758
North TX Twy Auth	4.25%	1/1/2049	A		5,525	6,158,220
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		4,130	4,502,402
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	11,206,500
OH St Trpk	Zero Coupon	2/15/2043	Aa3		7,730	3,874,585
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,813,425
PA Tpk Commn	5.00%	12/1/2044	A3		4,500	5,384,700
PR Hwy & Trans Auth(a)	5.00%	7/1/2020	C		6,035	2,791,187
PR Hwy & Trans Auth(a)	5.00%	7/1/2022	C		1,545	714,563
PR Hwy & Trans Auth(a)	5.00%	7/1/2028	C		1,015	139,563
Reno NV - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		33,500	4,862,860
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+		5,000	5,679,350
South Caroliina Ports AMT	5.25%	7/1/2055	A+		4,140	4,980,089
South Carolina Ports AMT	5.25%	7/1/2055	A1		860	1,034,511
TX Surface Trans Corp - NTE Seg 3C AMT	5.00%	6/30/2058	Baa3		24,250	28,297,810
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	570,812
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	474,485
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2047	Baa3		1,000	293,990
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2048	Baa3		1,000	279,150
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3		2,375	2,766,827
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,355,780
Total						237,859,475

Utilities 8.17%

Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+		4,705	5,008,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+		$14,335	$15,258,461
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		2,250	2,662,785
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A		11,875	12,673,475
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+		3,860	5,279,476
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2034	NR		1,000	1,103,970
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2049	NR		5,500	5,970,030
CO Public Auth - ML	6.50%	11/15/2038	A2		5,255	7,988,388
Compton Water	6.00%	8/1/2039	NR		3,710	3,720,833
Detroit Water	5.25%	7/1/2041	AA-		5,000	5,255,350
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+		10,000	10,644,800
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+		2,000	2,311,640
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+		7,300	8,310,101
GA Muni Elec Auth - MEAG	5.00%	1/1/2063	A		2,400	2,747,496
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,535	2,773,670
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa2		15,515	15,779,841
HI Dept Budget - Hawaiian Electric AMT	4.00%	3/1/2037	Baa2		4,475	4,820,067
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	4,856,650
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,260,687
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,465,711
Jefferson Co Sewer	6.50%	10/1/2053	BBB		20,050	23,925,665
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	2,876,027
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000	4,876,650
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,680,681
KY Muni Pwr - Prairie State Proj	4.00%	9/1/2045	Baa1		5,710	6,062,193
Long Beach Nat Gas - ML	5.50%	11/15/2037	A2		8,345	11,795,908
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	2/1/2040	BBB		5,080	5,344,262
Maricopa Cnty Poll Cntrl - El Paso Elec	3.60%	4/1/2040	BBB		3,100	3,262,347
Moraine Ohio Solid Waste Disp Escrow AMT	Zero Coupon	12/31/2025	NR		525	53	(h)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca		4,255	4,335,845
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca		5,485	5,692,059
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca		3,630	3,776,107
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca		10,845	11,308,624
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca		5,040	5,140,800
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca		2,610	2,767,253
PR Elec Pwr Auth(a)	5.00%	7/1/2042	D	(e)	4,975	3,781,000
PR Elec Pwr Auth(a)	5.05%	7/1/2042	D	(e)	3,425	2,603,000
PR Elec Pwr Auth(a)	5.25%	7/1/2024	D	(e)	7,000	5,337,500
PR Elec Pwr Auth(a)	5.25%	7/1/2040	D	(e)	22,690	17,301,125
PR Elec Pwr Auth(a)	5.50%	7/1/2038	D	(e)	1,530	1,170,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(a)		5.75%	7/1/2036	D	(e)	$3,040	$2,333,200
Prichard Wtr & Swr		4.00%	11/1/2044	BBB+		1,500	1,578,285
Salt Verde Fin Corp - Citi		5.00%	12/1/2037	A3		12,670	16,946,758
Texas Water Dev Brd		4.00%	10/15/2037	AAA		6,350	7,280,973
Total							286,068,292
Total Municipal Bonds (cost $3,260,564,343)							3,453,982,882

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(i)	Date
SHORT-TERM INVESTMENTS 0.85%

Variable Rate Demand Notes 0.85%

Health Care 0.11%

Methodist Le Boneheur (AGM)	1.60%	12/31/2019	6/1/2042	AA		3,765	3,765,000

Tax Revenue 0.03%

NYC TFA - Future Tax	1.65%	12/31/2019	5/1/2034	AAA		1,100	1,100,000

Utilities 0.71%

Development Authority of Appling County	1.73%	12/31/2019	9/1/2041	A-		7,640	7,640,000
NYC Wtr & Swr	1.66%	12/31/2019	6/15/2045	AAA		17,335	17,335,000
Total							24,975,000

Total Short-Term Investments (cost $29,840,000)							29,840,000

Total Investments in Securities 99.44% (cost $3,290,404,343)							3,483,822,882

Cash and Other Assets in Excess of Liabilities(j) 0.56%							19,741,441

Net Assets 100.00%							$3,503,564,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $714,543,324, which represents 20.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Defaulted (non-income producing security).
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2020	456	Short	$(72,870,182)	$(71,093,250)	$1,776,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$376,467,962	$7,986,600	$384,454,562
Housing	—	116,404,323	2,881,235	119,285,558
Lease Obligations	—	146,869,490	587,860	147,457,350
Other Revenue	—	209,452,498	2,437,554	211,890,052
Special Tax	—	155,410,109	2,461,419	157,871,528
Tax Revenue	—	205,133,296	873,752	206,007,048
Utilities	—	286,068,239	53	286,068,292
Remaining Industries	—	1,940,948,492	—	1,940,948,492
Short-Term Investments
Variable Rate Demand Notes	—	29,840,000	—	29,840,000
Total	$—	$3,466,594,409	$17,228,473	$3,483,822,882
Other Financial Instruments
Futures Contracts
Assets	$1,776,932	$—	$—	$1,776,932
Liabilities	—	—	—	—
Total	$1,776,932	$—	$—	$1,776,932

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$21,431,587
Accrued Discounts (Premiums)	(958)
Realized Gain (Loss)	(1,862,628)
Change in Unrealized Appreciation (Depreciation)	634,829
Purchases	—
Sales	(1,610,580)
Transfers into Level 3	4,592,274
Transfers out of Level 3	(5,956,051)
Balance as of December 31, 2019	$17,228,473
Change in unrealized appreciation/depreciation for the period ended December 31, 2019, related to Level 3 investments held at December 31, 2019	$(107,354)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.14%

Corporate-Backed 19.05%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	$675	$684,774
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1	975	989,118
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B	3,750	3,917,662
Allegheny Co IDA - US Steel	6.55%		12/1/2027	B	1,000	1,045,860
Arista Met District	4.375%		12/1/2028	NR	500	534,480
AZ IDA	3.625%		5/20/2033	BBB	1,247	1,408,463
Bucks Cnty IDA- Waste Mgmt AMT	2.75	%#(a)	12/1/2022	A-	1,000	1,027,920
Build NYC Res Corp - Pratt Paper AMT†	3.75%		1/1/2020	NR	110	110,000
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	250	276,630
CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB	2,910	3,310,154
CA MFA - Waste Mgmt AMT	2.40	%#(a)	10/1/2044	A-	1,500	1,524,345
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	208,046
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	259,068
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	700	775,075
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	108,139
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,018,360
Houston Arpt - Continental Airlines AMT	5.00%		7/1/2029	BB	250	278,480
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,196,290
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	B+	750	761,115
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B+	4,035	4,466,543
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	B+	200	208,324
IN Fin Auth - US Steel	6.00%		12/1/2026	B	1,385	1,401,482
Int Falls MN - Office Max	5.50%		4/1/2023	B1	1,010	1,024,625
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	3,620	3,827,281
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	170	174,937
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	810	841,865
LA St John Parish - Marathon Oil	2.20	%#(a)	6/1/2037	BBB	750	757,380
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	A3	285	313,329
Main St Nat Gas - RBC	2.18 (MUNIPSA * 1 + .57	% %)#	8/1/2048	Aa2	1,325	1,325,464
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	725	753,725
MI Strategic Fd - Waste Mgmt AMT	2.85	%#(a)	8/1/2027	A-	1,000	1,021,000
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	3,125	3,379,219
Montgomery Co IDA - Peco Generation AMT	2.70	%#(a)	10/1/2034	BBB+	1,500	1,505,085
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	2,835	2,943,779
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	1,000	1,042,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NH Fin Auth - Casella Waste AMT†	2.95	%#(a)	4/1/2029	B	$2,300	$2,303,634
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,082,482
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	1,100	1,150,490
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB	500	536,330
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB	750	816,600
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB	115	115,301
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB	2,200	2,517,174
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	BBB	160	182,792
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B	1,500	1,512,255
NY Env Facs - Casella Waste AMT†	3.125	%#(a)	12/1/2044	B	1,000	1,030,210
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	100	112,167
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	BB-	6,540	6,847,903
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	BB-	1,555	1,622,642
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	1,000	1,084,560
OH Air Dev Auth - AEP AMT	2.60	%#(a)	6/1/2041	BBB+	1,500	1,504,695
OH Air Dev Auth - OVEC	2.875%		2/1/2026	BB+	700	711,172
OH Air Dev Auth - OVEC	3.25%		9/1/2029	BB+	2,750	2,842,647
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	450	486,617
OH St Wtr Dev Auth - US Steel	6.60%		5/1/2029	B	200	208,452
PA Econ Dev Facs - Waste Mgmt AMT	2.15	%#(a)	7/1/2041	A-	1,000	1,011,930
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,200	1,307,340
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	3,270	3,510,835
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	710	748,035
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-	400	449,168
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	4,275	4,698,225
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	750	781,373
Whiting Env Facs - BP AMT	5.00	%#(a)	12/1/2044	A1	500	591,530
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1	1,170	1,278,412
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	2,254,260
WI PFA - TRIPS AMT	5.00%		7/1/2022	BBB+	425	443,373
WI Pub Fin Auth - Celanese AMT	5.00%		1/1/2024	BBB	500	552,245
WI Pub Fin Auth - Celanese AMT	5.00%		12/1/2025	BBB	2,490	2,855,084
WI Pub Fin Auth Solid - Waste Mgmt AMT	2.00	%#(a)	7/1/2029	A-	1,500	1,510,425
Total						93,080,955

Education 6.05%

AZ Edu Fac - Odyssey Prep†	4.00%		7/1/2029	BB-	500	513,365
AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB	750	851,092
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+	250	256,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

CA Muni Fin Auth- William Jessup U	5.00%		8/1/2024	NR		$735	$817,026
Cap Trust Ed Facs - Advantage Charter Scho	4.00%		12/15/2024	Baa3		435	458,338
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	448,104
Cap Trust Ed Facs - Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR		1,000	1,032,130
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB	(b)	630	665,293
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,615,020
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	107,490
CT Ed Facs - Univ of Hartford	5.00%		7/1/2029	BBB-		925	1,149,738
FL HI Ed - Jacksonville Univ†	4.50%		6/1/2033	NR		1,500	1,650,855
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,565,540
Glenville Clg	3.25%		6/1/2022	NR		545	542,989
Glenville Clg	4.00%		6/1/2027	NR		900	917,334
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,290
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2023	Baa3		500	555,485
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2024	Baa3		500	568,195
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2025	Baa3		600	694,704
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2026	Baa3		750	880,942
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3		390	390,753
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	565,120
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,275,580
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		200	222,516
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	259,178
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-		530	554,931
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B3		175	181,248
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B3		145	150,017
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B3		685	722,826
NY Dorm - Yeshiva Univ	5.00%		9/1/2027	BBB-		1,595	1,598,796
NY Dorm - Yeshiva Univ	5.00%		9/1/2028	BBB-		595	596,351
NYC IDA - Yankee Stadium (FGIC)	2.654 (CPI Based)	% #	3/1/2027	Baa1		2,235	2,245,862
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.811 (CPI Based)	% #	12/1/2022	A+		1,865	1,916,660
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR		1,405	1,435,994
Total							29,556,662

Financial Services 1.10%

MA Ed Fin Auth AMT	5.00%		7/1/2025	AA		2,000	2,345,520
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa		2,860	3,044,127
Total							5,389,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 10.70%

Atlantic City GO (BAM)	5.00%		3/1/2022	AA	$245	$262,772
Chicago Brd Ed	Zero Coupon		12/1/2025	BB-	1,000	855,460
Chicago Brd Ed	4.00%		12/1/2020	BB-	1,000	1,018,500
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,175	1,232,187
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,290	1,352,784
Chicago Brd Ed	4.00%		12/1/2027	BB-	1,250	1,351,100
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,830	1,970,325
Chicago Brd Ed	5.00%		12/1/2023	BB-	1,670	1,833,126
Chicago Brd Ed	5.00%		12/1/2024	BB-	2,000	2,232,200
Chicago Brd Ed	5.00%		12/1/2027	BB-	1,500	1,746,750
Chicago Brd Ed	5.00%		12/1/2031	BB-	105	107,295
Chicago Brd Ed	7.00%		12/1/2026	BB-	100	124,775
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,201,890
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon		12/1/2026	Baa2	1,485	1,247,489
Chicago GO	4.00%		1/1/2022	BBB+	205	216,320
Chicago GO	4.50%		1/1/2020	BBB+	700	700,000
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,492,132
Chicago GO	5.00%		1/1/2024	BBB+	2,930	3,220,392
Chicago GO	5.25%		1/1/2022	BBB+	1,330	1,407,991
Cook Co GO	5.00%		11/15/2022	AA-	335	366,326
IL State GO	5.00%		1/1/2020	BBB-	1,010	1,010,000
IL State GO	5.00%		2/1/2020	BBB-	1,175	1,178,137
IL State GO	5.00%		4/1/2020	BBB-	565	569,746
IL State GO	5.00%		7/1/2020	BBB-	790	803,177
IL State GO	5.00%		7/1/2021	BBB-	835	873,844
IL State GO	5.00%		11/1/2021	BBB-	3,300	3,484,668
IL State GO	5.00%		11/1/2025	BBB-	2,000	2,277,260
IL State GO	5.00%		12/1/2026	Baa3	3,000	3,463,410
IL State GO	5.00%		11/1/2028	BBB-	4,405	5,075,573
IL State GO	5.00%		11/1/2029	BBB-	1,085	1,242,651
New Haven GO	5.00%		8/1/2025	BBB+	580	675,097
Philadelphia Sch Dist	5.00%		9/1/2025	A2	200	236,734
PR Comwlth GO(c)	4.00%		7/1/2021	Ca	920	634,800
PR Comwlth GO(c)	5.50%		7/1/2017	NR	110	87,450
PR Comwlth GO(c)	5.50%		7/1/2019	NR	265	210,675
PR Comwlth GO(c)	8.00%		7/1/2035	Ca	2,000	1,277,500
PR Comwlth GO (AGC)	3.016 (CPI Based)	% #	7/1/2020	AA	325	324,695
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2	230	233,793
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	670	674,348
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	1,690	1,807,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		$1,500	$1,641,450
PR Pub Bldg Auth GTD(c)	5.50%		7/1/2023	Ca		55	47,575
PR Pub Bldg Auth GTD(c)	5.50%		7/1/2027	Ca		245	222,031
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B		250	283,785
Total							52,275,939

Health Care 19.41%

Antelope Valley Hlth	5.00%		3/1/2021	Ba3		105	107,056
Atlanta Dev Auth - Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	2,048,580
AZ St Hlth Facs- Banner Health	2.216 (3 Mo. LIBOR * .67 + .81	% %)#	1/1/2037	AA-		3,405	3,397,849
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		275	278,080
Botetourt Co - Glebe	4.75%		7/1/2023	NR		225	233,874
CA Fin Auth - HealthRIGHT360†	5.00%		11/1/2029	NR		500	584,070
CA Stwde - Daughters of Charity	5.50%		7/1/2022	NR		105	104,556
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR		655	651,168
CA Stwde - Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,144,530
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,154,480
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,256,009
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		275	329,057
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		1,000	1,139,910
Calcasieu Parish Hsp - Lake Charles Mem	5.00%		12/1/2027	BB+		500	597,340
Calcasieu Parish Hsp Rev- Lake Charles Mem	5.00%		12/1/2028	BB+		1,600	1,928,448
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(b)	1,000	1,004,360
City of Oroville- Oroville Hsp	5.00%		4/1/2026	BB+		1,255	1,457,268
City of Oroville- Oroville Hsp	5.00%		4/1/2029	BB+		900	1,086,444
CO Hlt Facs - Christian Living	4.00%		1/1/2027	NR		200	221,306
CO Hlt Facs - Christian Living	4.00%		1/1/2028	NR		245	273,361
CO Hlth Facs - Fraiser Meadows	5.00%		5/15/2021	BB+	(b)	810	843,137
CT Hlth & Ed - Griffin Hosp†(d)	5.00%		7/1/2032	BB+		740	878,225
Cumberland Co Mun Auth - Asbury	3.00%		1/1/2023	NR		855	861,045
Cumberland Co Mun Auth - Asbury	3.00%		1/1/2024	NR		410	412,452
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,635,495
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2028	NR		500	591,780
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2030	NR		1,900	2,229,251
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000	1,036,890
Eisenhower Med Ctr	5.00%		7/1/2027	Baa2		590	717,800
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500	564,315
Fulton Co - Canterbury Court†	3.00%		4/1/2024	NR		2,435	2,438,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Glendale IDA - Beatitudes	4.00%		11/15/2027	NR		$285	$297,278
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,837,983
Guadalupe Co - Seguin City Hospital	4.00%		12/1/2026	BB		350	371,399
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	266,555
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,389,184
Hanover Co EDA - Covenant Woods	3.625%		7/1/2028	NR		575	593,365
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2021	NR		170	173,373
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2021	NR		320	326,301
IA Fin Auth - Lifespace	2.875%		5/15/2049	BBB	(b)	500	503,175
ID HFA - Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,976,780
ID HFA - Madison Mem Hosp	5.00%		9/1/2029	BB+		710	811,786
Il Fin Auth - Lutheran Life	5.00%		11/1/2028	NR		1,745	1,966,807
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	125	138,216
IL Fin Auth - Three Crowns Park	3.25%		2/15/2022	NR		380	382,322
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	104,352
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(b)	800	846,608
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2028	BB	(b)	1,135	1,322,196
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2021	NR		185	189,584
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2023	BB+	(b)	700	751,891
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2024	BB+	(b)	1,895	2,100,532
MA Hlth & Edu Facs - Trinity Hlth	2.10 (3 Mo. LIBOR * .67 + .82	% %)#	11/15/2032	AA-		1,755	1,782,975
MD Hlth & HI Ed - Adventist	5.00%		1/1/2021	Baa3		600	621,012
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	514,244
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2026	BB-	(b)	1,000	1,022,670
Monroe Co - St. Ann’s	4.00%		1/1/2030	NR		750	802,627
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	266,202
Montgomery Co IDA - Trinity Health	2.11 (3 Mo. LIBOR * .67 + .83	% %)#	11/15/2034	AA-		1,400	1,419,306
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR		2,000	2,052,240
Muskingum Co Hsp - Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,588,065
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2021	BB+		275	283,935
NC Med Care - Sharon Towers	4.00%		7/1/2029	NR		1,970	2,218,062
New Hope Cult Ed Facs - Carillon	3.00%		7/1/2020	NR		585	584,117
New Hope Cult Ed Facs - Carillon	4.00%		7/1/2028	NR		2,620	2,646,881
New Hope Cultural - Wesleyan Homes	3.00%		1/1/2024	NR		280	280,944
New Hope Cultural - Wesleyan Homes	4.00%		1/1/2029	NR		470	487,263
NJ EDA - Lions Gate	4.00%		1/1/2020	NR		325	325,000
NJ EDA - Lions Gate	4.375%		1/1/2024	NR		700	715,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		$225	$233,467
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		160	160,528
Norfolk Redev & Hsg Auth - Harbor’s Edge	4.00%	1/1/2025	NR		2,000	2,000,580
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		200	219,194
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	547,985
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%	12/1/2028	NR		2,000	2,031,380
OK DFA - OU Med	5.00%	8/15/2022	Baa3		235	254,437
OK DFA - OU Med	5.00%	8/15/2023	Baa3		340	378,315
OU MedOK DFA OK DFA - OU Med	5.00%	8/15/2024	Baa3		1,400	1,597,932
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		330	370,154
Palomar Health	5.00%	11/1/2031	BBB		750	873,187
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,103,060
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		2,185	2,573,143
Philadelphia IDA - Wesley	5.00%	7/1/2032	BB	(b)	500	563,455
Pinellas Co IDA - Patel Foundation	5.00%	7/1/2029	NR		1,450	1,725,050
Red River Hlth - Methodist Ret Cmnty	6.75%	11/15/2024	NR		100	117,452
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	753,669
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		775	864,574
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		670	744,290
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	703,882
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	752,794
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	809,797
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(b)	250	262,508
SE Port Auth - Memorial Hlth	5.00%	12/1/2023	BB-	(b)	100	108,957
Seminole Co - Legacy Pointe(d)	5.00%	11/15/2029	NR		1,000	1,002,260
Shelby Co - Farms at Bailey Station	5.00%	10/1/2029	NR		2,500	2,524,475
Tarrant Co Cultural - Buckingham(c)	4.50%	11/15/2021	D	(b)	695	486,500
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		1,575	1,587,726
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(b)	230	255,275
WA Hsg - Transforming Age†	2.375%	1/1/2026	BB	(b)	425	425,463
Waverly Hlth Ctr	2.50%	12/31/2022	NR		800	805,176
Wesley Enhanced Living & Sub Organizations	5.00%	7/1/2031	BB	(b)	200	225,952
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		615	621,285
WI Hlth & Ed - American Baptist	4.375%	8/1/2027	NR		225	238,066
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2025	NR		245	270,046
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2026	NR		355	395,051
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2027	NR		375	421,121
WI PFA - Bancroft Neuro†	4.00%	6/1/2020	NR		635	638,226
Total						94,813,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 2.50%

CA HFA - MFH	4.00%		3/20/2033	BBB+		$850	$973,658
CA Stwde - College of the Arts Student Hsg†	5.00%		7/1/2024	BB+		500	542,815
Ca Stwde - Lancer Student Hsg†	3.00%		6/1/2029	NR		750	776,963
MA DFA - Newbridge†	3.50%		10/1/2022	BB+	(b)	600	622,602
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		765	822,497
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+		795	852,176
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,320	1,461,729
NYC IDA - Yankee Stadium (FGIC)	2.584 (CPI Based)	% #	3/1/2021	Baa1		630	635,626
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		795	837,143
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3		640	761,171
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2028	Baa3		240	289,838
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2029	Baa3		300	365,976
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2030	Baa3		225	272,079
Roanoke Co EDA - Richfield Living	4.25%		9/1/2024	NR		1,555	1,584,732
Roanoke Co EDA - Richfield Living	4.75%		9/1/2029	NR		1,335	1,392,952
Total							12,191,957

Lease Obligations 4.43%

Aviation Station North Met Dist	4.00%		12/1/2029	NR		500	515,545
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A1		1,000	1,161,380
NJ EDA - Sch Facs	2.86 (MUNIPSA * 1 + 1.25	% %)#	9/1/2025	BBB+		2,030	2,029,148
NJ EDA - Sch Facs	3.16 (MUNIPSA * 1 + 1.55	% %)#	9/1/2027	BBB+		430	431,410
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+		2,005	2,213,861
NJ EDA - Sch Facs	5.00%		6/15/2023	BBB+		3,415	3,801,407
NJ EDA - Sch Facs	5.50%		9/1/2021	BBB+		320	335,126
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		1,000	1,128,470
NJ Trans Trust Fund	5.00%		12/15/2026	BBB+		3,300	3,903,966
NJ Trans Trust Fund	5.00%		6/15/2029	BBB+		4,800	5,772,576
PA COPS	5.00%		7/1/2024	A2		300	345,870
Total							21,638,759

Other Revenue 6.12%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%		8/15/2026	NR		240	249,624
AZ IDA - Academy of Math & Science†	4.00%		7/1/2029	BB		400	430,656
AZ IDA - Basis Schools†	5.00%		7/1/2026	BB		500	558,530
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2030	Ba1		2,000	2,325,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2025	BBB-		$150	$176,244
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2026	BBB-		150	179,397
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2027	BBB-		160	194,440
Chester Co IDA - Collegium Charter Sch	3.70%		10/15/2022	BB		1,000	1,007,630
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2028	BB+		1,450	1,609,833
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR		1,600	1,812,160
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR		1,915	2,152,977
FL DFC - FL Charter Foundation†	4.00%		7/15/2026	NR		750	766,522
FL DFC - Renaissance Chtr Sch†	5.00%		6/15/2025	NR		130	136,708
FL DFC - Renaissance Chtr Sch	7.00%		6/15/2026	B+	(b)	1,610	1,709,900
FL DFC - Renaissance Chtr Sch	7.625%		6/15/2041	B+	(b)	250	265,033
Florence Twn IDA - Legacy Trad Sch	5.00%		7/1/2023	Ba2		165	172,638
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB		385	394,714
Houston Hi Ed - Cosmos Fndtn	5.875%		5/15/2021	BBB		285	295,451
Jefferson Parish Econ Dev Dist - Kenner†	4.80%		6/15/2029	NR		2,000	2,152,340
KY Public Energy Auth - Peak Energy	4.00	%#(a)	2/1/2050	A3		3,000	3,432,420
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%		4/1/2022	BBB		2,270	2,490,440
Main St Nat Gas - Macquarie	5.00%		5/15/2026	A3		1,000	1,186,390
Main St Nat Gas - Ml	5.00%		3/15/2022	A2		1,050	1,128,939
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	Ba2		500	539,330
Maricopa Co IDA - Paradise Schools†	2.875%		7/1/2021	BB+		260	260,499
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2031	NR		1,500	967,500
Patriots Energy Group - RBC	4.00	%#(a)	10/1/2048	Aa2		2,000	2,181,060
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB		60	60,223
Phoenix IDA - Legacy Tradtl Schs†	3.00%		7/1/2020	Ba2		95	95,129
Salt Verde Fin Corp - Citi	5.25%		12/1/2023	A3		235	266,175
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3		250	274,490
UT Charter Sch Fin Auth - Freedom Academy†	3.625%		6/15/2021	NR		240	239,947
Yonkers EDC - Charter Sch Ed Excellence	6.00%		10/15/2030	BB		165	169,198
Total							29,882,057

Special Tax 3.50%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3		1,550	1,642,101
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3		250	270,663
Allentown Neighborhood Impt†	5.00%		5/1/2027	Ba3		1,250	1,455,288
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR		2,000	2,259,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	$100	$116,803
Berkeley Co - Nexton Imp Dist	4.00%		11/1/2030	NR	425	429,033
Celebration Pointe CDD†	4.00%		5/1/2022	NR	270	274,525
MD Special Tax - Brunswick Crossing	3.00%		7/1/2024	NR	880	890,912
MD Special Tax - Brunswick Crossing	4.00%		7/1/2029	NR	275	291,926
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2023	NR	110	112,956
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2024	NR	120	123,410
North Las Vegas Special Improv Dist - Vall	3.75%		6/1/2025	NR	150	156,341
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	580	586,316
NYC IDA - Yankee Stadium (FGIC)	2.644 (CPI Based)	% #	3/1/2026	Baa1	1,200	1,215,960
NYC IDA - Yankee Stadium (FGIC)	2.634 (CPI Based)	% #	3/1/2025	Baa1	1,360	1,384,670
Peninsula Town Center†	4.00%		9/1/2023	NR	220	228,316
Peninsula Town Center†	4.50%		9/1/2028	NR	680	750,686
River Islands PFA - CFD 2003	5.375%		9/1/2031	NR	1,000	1,091,670
Scranton RDA GTD	5.00%		11/15/2021	BB+	905	934,919
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	265,526
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	92	93,242
Village CDD #12	2.875%		5/1/2021	NR	330	332,376
Village CDD #12†	3.25%		5/1/2023	NR	500	509,875
Village CDD #13†	2.625%		5/1/2024	NR	250	251,543
Village CDD #13†	3.00%		5/1/2029	NR	500	507,295
West Villages Unit #7	4.00%		5/1/2024	NR	400	405,820
West Villages Unit #7	4.25%		5/1/2029	NR	500	516,365
Total						17,098,497

Tax Revenue 3.02%

American Samoa GO†	6.50%		9/1/2028	Ba3	1,000	1,115,990
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	520	532,771
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	375,301
City of Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	150	151,891
City of Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	1,300	1,328,379
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	493,366
Met Pier & Expo Auth - McCormick Place	5.00%		12/15/2020	BBB	840	864,570
Met Pier & Expo Auth - McCormick Place	5.00%		12/15/2022	BBB	1,110	1,110,710
Met Pier & Expo Auth - McCormick Place	5.00%		12/15/2022	BBB	1,275	1,374,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB		$440	$474,184
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR		1,368	1,202,404
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR		2,986	2,388,024
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		3,355	2,493,738
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		479	329,466
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		48	30,597
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR		67	18,034
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		55	10,803
PR Corp Sales Tax	4.329%	7/1/2040	NR		27	27,438
PR Corp Sales Tax	4.50%	7/1/2034	NR		338	361,515
PR Corp Sales Tax	4.536%	7/1/2053	NR		1	1,024
PR Corp Sales Tax	4.55%	7/1/2040	NR		3	3,113
PR Corp Sales Tax	4.75%	7/1/2053	NR		19	19,884
PR Corp Sales Tax	4.784%	7/1/2058	NR		11	11,452
PR Corp Sales Tax	5.00%	7/1/2058	NR		49	52,113
Total						14,771,587

Tobacco 5.79%

Buckeye Tobacco	5.125%	6/1/2024	CCC+		8,430	8,441,465
Buckeye Tobacco	5.375%	6/1/2024	CCC+		3,135	3,147,759
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B2		1,000	1,016,520
Golden St Tobacco	3.50%	6/1/2036	BB-		3,040	3,109,738
MI Tob Settlement	5.125%	6/1/2022	B-		1,095	1,096,664
MI Tob Settlement	5.25%	6/1/2022	B-		30	30,045
Nassau Co Tobacco	5.25%	6/1/2026	B-		1,540	1,538,676
PA Tob Settlement	5.00%	6/1/2023	A1		760	848,836
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		775	858,049
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		3,575	3,574,821
TSASC	5.00%	6/1/2022	BBB		4,400	4,626,160
Total						28,288,733

Transportation 5.03%

CA Muni Fin - LINXS AMT	5.00%	12/31/2034	BBB	(b)	500	599,505
Houston Arpt - Continental Airlines AMT	4.50%	7/1/2020	BB		1,600	1,622,288
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB		1,905	2,066,982
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	BB		1,000	1,196,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

IL State GO	5.00%		11/1/2027	BBB-		$4,630	$5,362,836
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB-		3,475	3,558,435
MD EDC - Maryland Port	5.125%		6/1/2020	NR		185	188,075
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Ba1		1,250	1,320,987
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		5,015	5,655,716
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2031	Baa3		305	368,123
Osceola Parkway(d)	5.00%		10/1/2029	BBB+		450	569,498
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA		225	227,228
PR Hwy & Trans Auth (AMBAC)	2.831 (CPI Based)	% #	7/1/2028	C		1,980	1,836,450
Total							24,572,413

Utilities 9.44%

Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-		1,535	1,576,691
Charlotte County IDA - Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,100,910
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,076,010
Clarion Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+		1,000	1,007,330
DE EDA - NRG Energy	6.00%		10/1/2040	Baa2		2,600	2,698,514
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,705,656
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,377,298
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1		850	873,894
KY Public Energy Auth - BP	4.00	%#(a)	1/1/2049	A1		2,220	2,452,478
Luzerne Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+		1,000	1,006,450
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3		1,050	1,148,784
Northern CA Gas - Morgan Stanley	2.126 (3 Mo. LIBOR * .67 + .72	% %)#	7/1/2027	A3		1,000	990,130
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		2,165	2,206,135
PR Aqueduct & Swr Auth	4.50%		7/1/2027	Ca		780	796,770
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		2,035	2,139,802
PR Elec Pwr Auth(c)	4.10%		7/1/2019	NR		240	174,600
PR Elec Pwr Auth(c)	4.25%		7/1/2020	D	(b)	970	734,775
PR Elec Pwr Auth(c)	5.00%		7/1/2018	NR		50	37,000
PR Elec Pwr Auth(c)	5.00%		7/1/2021	D	(b)	1,000	760,000
PR Elec Pwr Auth(c)	5.25%		7/1/2027	D	(b)	2,630	2,005,375
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	148,844
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	101,516
Prichard Wtr & Swr	2.375%		11/1/2028	NR		1,305	1,301,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3	$1,530	$1,660,371
TEAC - Goldman Sachs	4.00	%#(a)	11/1/2049	A3	6,305	7,011,664
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	1,800	1,968,048
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	750	768,743
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	2,560	2,596,224
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-	2,600	2,682,134
Total						46,107,388
Total Municipal Bonds (cost $455,751,570)						469,668,077

SHORT-TERM INVESTMENTS 1.16%

Municipal Bond 0.20%

Health Care

Montgomery Co IDA - Einstein Hlthcare (cost $1,001,074)	5.00%		1/15/2020	Ba1	1,000	1,001,110

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
Variable Rate Demand Notes 0.96%

General Obligation 0.23%

CA St GO	1.35%	12/31/2019	5/1/2034	AAA	500	500,000
CA State GO	1.37%	12/31/2019	5/1/2034	AA+	600	600,000
Total						1,100,000

Health Care 0.10%

Methodist Le Boneheur (AGM)	1.60%	1/2/2020	6/1/2042	AA	500	500,000

Tax Revenue 0.51%

NYC TFA - Future Tax	1.65%	12/31/2019	5/1/2034	AAA	500	500,000
NYC TFA - Future Tax	1.65%	12/31/2019	11/1/2044	AAA	995	995,000
NYC TFA - Future Tax	1.70%	12/31/2019	11/1/2022	AAA	1,000	1,000,000
Total						2,495,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.12%

NYC Wtr & Swr	1.66%	1/2/2020	6/15/2045	AAA	$585	$585,000

Total Variable Rate Demand Notes (cost $4,680,000)						4,680,000

Total Short-Term Investments (cost $5,681,074)						5,681,110

Total Investments in Securities 97.30% (cost $461,432,644)						475,349,187

Cash and Other Assets in Excess of Liabilities(f) 2.70%						13,168,185

Net Assets 100.00%						$488,517,372

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $61,611,692, which represents 12.61% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2019

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2020	68	Short	$(8,766,304)	$(8,732,688)	$33,616
U.S. 2-Year Treasury Note	March 2020	48	Short	(10,351,787)	(10,344,000)	7,787
Total Unrealized Appreciation on Open Futures Contracts						$41,403

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$469,668,077	$—	$469,668,077
Short-Term Investments
Municipal Bond	—	1,001,110	—	1,001,110
Variable Rate Demand Notes	—	4,680,000	—	4,680,000
Total	$—	$475,349,187	$—	$475,349,187
Other Financial Instruments
Futures Contracts
Assets	$41,403	$—	$—	$41,403
Liabilities	—	—	—	—
Total	$41,403	$—	$—	$41,403

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.93%

Corporate-Backed 3.04%

CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB	$3,430	$3,901,659
CA MFA - Waste Mgmt AMT	2.40	%#(a)	10/1/2044	A-	5,250	5,335,208
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	2,410	2,597,908
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	110	123,671
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2	925	1,161,652
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1	1,315	1,599,605
Total						14,719,703

Education 8.47%

CA Dev Auth - Culinary Institute	5.00%		7/1/2036	Baa2	400	463,100
CA Dev Auth - Culinary Institute	5.00%		7/1/2041	Baa2	380	435,104
CA Dev Auth - Culinary Institute	5.00%		7/1/2046	Baa2	900	1,024,920
CA Ed Fac Auth - Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000	1,210,430
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1	1,500	1,804,110
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2	1,800	1,947,780
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2	1,000	1,155,740
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2	550	445,924
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2	1,670	1,183,061
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,153,290
CA Ed Facs - Stanford Univ	5.00%		5/1/2049	AAA	3,000	4,607,130
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2	1,000	1,243,530
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2	2,000	2,407,980
CA Fin Auth - Biola Univ	5.00%		10/1/2029	Baa1	330	369,409
CA Fin Auth - Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,469,794
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA	1,470	1,777,583
CA MFA - Univ of La Verne	5.00%		6/1/2043	A3	1,035	1,213,745
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1	400	479,972
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+	3,090	3,646,663
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	500	519,550
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	NR	500	555,955
CA Sch Fin Auth - KIPP LA†	5.00%		7/1/2045	BBB	540	602,278
Orange Co - Coast CCD	3.00%		8/1/2039	AA+	1,000	1,033,380
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,244,760
Univ of CA	5.25%		5/15/2047	AA	2,000	2,450,380
Univ of CA	5.25%		5/15/2058	AA	2,500	3,072,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

University of San Diego	5.00%	10/1/2049	A1	$2,000	$2,473,080
Total					40,990,698

General Obligation 22.79%

Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,090,390
Allan Hancock CCD	3.25%	8/1/2044	AA	1,000	1,027,690
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,375,185
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,101,975
CA Emery USD	3.00%	8/1/2045	Aa3	2,750	2,776,510
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,074,920
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,336,813
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,299,117
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,160,140
CA State GO	5.00%	4/1/2032	Aa2	2,200	2,997,390
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,079,850
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,878,595
CA State GO	5.00%	11/1/2047	Aa2	2,060	2,503,188
CA State GO	5.25%	8/1/2032	Aa2	2,500	3,032,825
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,287,320
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,274,380
CA State GO	5.25%	10/1/2039	Aa2	500	605,360
CA State GO	5.50%	3/1/2040	Aa2	2,000	2,014,060
CA State GO (AGM)	5.25%	8/1/2032	AA	3,000	4,100,700
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	1,016,680
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,746,719
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,404,720
Cupertino USD	2.50%	8/1/2033	Aa1	740	753,261
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,907,077
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,404,487
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	826,480
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,104,670
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,446,560
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	628,780
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,090,320
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,168,067
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,391,769
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,141,470
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,195,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Long Beach USD	3.00%	8/1/2037	Aa2	$2,420	$2,527,351
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,094,550
New Haven USD	4.00%	8/1/2047	NR	2,415	2,661,209
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	639,869
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	807,280
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,044,300
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,235,477
Orange USD	4.00%	8/1/2047	AA	1,000	1,114,020
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	2,510	2,467,581
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,014,430
Pleasanton CA USD	3.00%	8/1/2042	Aa2	1,000	1,011,000
PR Comwlth GO(c)	6.00%	7/1/2039	D	2,000	1,600,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	744,084
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	777,881
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,075,308
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,041,000
San Diego USD	4.00%	7/1/2049	Aa2	2,500	2,841,025
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,200,940
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,198,060
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,115,180
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,127,335
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,126,200
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,358,139
San Rafeal HS	4.00%	8/1/2043	AA	1,500	1,720,425
Santa Ana USD	3.25%	8/1/2042	Aa3	500	521,885
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	855,060
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,126,970
Santa Clara USD	3.25%	7/1/2044	Aaa	2,500	2,580,700
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,259,058
Simi Valley USD	4.00%	8/1/2048	Aa2	600	667,734
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,187,028
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	605,858
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,150,810
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,120,640
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,350,770
Total					110,212,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.36%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		$1,000	$1,096,930
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,114,140
Adventist Health System - West	5.00%	3/1/2048	A		2,750	3,263,975
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,104,180
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,096,250
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,167,550
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		480	560,602
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,681,784
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,550,664
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,148,940
CA Hlth - City of Hope	4.00%	11/15/2045	A+		4,595	5,166,986
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,304,610
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,137,880
CA Hlth - Sutter Hlth	4.00%	11/15/2042	AA-		1,715	1,915,398
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,489,980
CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,794,555
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	BBB		1,000	1,062,710
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000	2,343,960
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,210,059
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	570,200
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		1,000	1,153,420
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,383,625
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		2,405	2,429,194
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,121,530
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		460	449,254
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	872,061
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,071,180
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,044,690
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,359,791
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,121,009
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,816,722
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,000	1,187,290
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(b)	635	678,745
Oroville - Oroville Hsp	5.25%	4/1/2049	BB+		2,500	2,926,250
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,436,700
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,878,113
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		610	715,664
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,221,760
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,665,645
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa1		1,000	1,221,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A	$1,000	$1,063,600
Total					64,599,226

Housing 3.81%

CA Cmnty Hsg - Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,111,720
CA Com Hsg Agency - Verdant†	5.00%	8/1/2049	NR	1,400	1,584,212
CA HFA - MFH	4.00%	3/20/2033	BBB+	1,700	1,947,316
CA HFA - MFH	4.25%	1/15/2035	BBB+	4,239	4,975,587
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,194,620
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB+	1,050	1,184,274
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	554,700
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,277,683
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,580,160
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+	500	576,275
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR	500	577,900
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,272,369
ESRF / Natl Charter School Loans	5.00%	11/1/2049	A	500	603,290
Total					18,440,106

Lease Obligations 1.98%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	1,000	1,072,730
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3	2,000	2,158,720
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,079,440
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,088,425
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,194,047
Total					9,593,362

Other Revenue 2.24%

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,128,847
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	BBB+	2,000	2,147,320
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,147,720
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,000	1,001,380
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,107,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	$1,000	$1,182,570
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	668,562
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,925	2,456,646
Total					10,840,415

Pre-Refunded 0.16%

MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	500	782,670

Special Tax 3.77%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	568,330
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,164,740
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,510,792
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	552,785
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,150,830
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,049,021
Orange Co CFD - Esencia	5.25%	8/15/2045	NR	975	1,111,373
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,780	2,116,491
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,045	1,140,795
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	542,845
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,151,340
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,112,538
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,062,600
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	537,965
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,762,927
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,680,554
Total					18,215,926

Tax Revenue 3.58%

Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,452,340
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000	1,194,290
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,142,060
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	24	21,095
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,112	889,311
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	261,638
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	403,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	$134	$85,416
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	616	165,802
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	98,406
PR Corp Sales Tax	4.329%	7/1/2040	NR	244	247,958
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,035,410
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,170
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	91,328
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	309,770
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	102,032
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,000	1,063,530
Sacramento Tourism Infra Dist - Conv Centr	4.00%	6/1/2039	A2	800	909,464
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	1,000	1,063,560
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,625,865
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,162,610
Total					17,332,805

Tobacco 4.51%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	982,700
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2055	NR	8,000	342,400
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	457,218
Golden St Tobacco	3.50%	6/1/2036	BB-	1,735	1,774,801
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,189,760
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,241,289
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,292,925
Golden St Tobacco	5.00%	6/1/2047	NR	4,360	4,509,722
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,300,700
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	133,020
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,077,618
LA Co Tobacco	Zero Coupon	6/1/2046	NR	2,140	375,784
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	7,500	1,058,175
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,115	1,119,694
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	4,800	739,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

San Diego Co Tobacco	5.00%		6/1/2048	BBB+		$1,000	$1,183,530
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		935	1,000,441
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,507,200
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,000	149,580
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500	367,350
Total							21,803,443

Transportation 20.52%

Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,762,410
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		665	779,001
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030	2,227,620
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,617,475
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		750	540,982
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,258,580
Bay Area Toll Auth	3.00%		4/1/2054	AA-		2,500	2,515,825
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,825,641
CA Muni Fin Auth - LINXS AMT	4.00%		12/31/2047	BBB	(b)	5,440	5,804,861
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2031	BBB	(b)	1,000	1,211,890
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2035	BBB	(b)	1,000	1,194,720
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB	(b)	4,700	5,490,305
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%		12/31/2047	BBB	(b)	2,005	2,330,431
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,019,820
Foothill / Eastern Corridor Toll Rd	3.50	%#(a)	1/15/2053	A-		3,690	3,847,415
Foothill / Eastern Corridor Toll Rd	3.95	%#(a)	1/15/2053	A-		2,555	2,752,859
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	A-		250	275,605
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,109,773
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		4,285	5,148,685
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		3,060	3,676,774
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,179,450
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2044	AA-		1,250	1,394,875
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2043	NR		1,000	1,217,190
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA		1,000	1,145,470
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-		1,000	1,159,950
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	AA-		2,000	2,348,740
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-		2,000	2,432,900
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,141,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles International Airport AMT	5.00%		5/15/2044	AA-		$2,090	$2,539,016
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,310,837
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A-		1,000	833,330
Riverside Co Trsp Commn	5.75%		6/1/2048	A-		1,500	1,670,295
Sacramento Co Arpt	5.00%		7/1/2041	A		1,130	1,336,101
San Diego Arpt AMT	4.00%		7/1/2044	A		2,625	2,912,674
San Diego Arpt AMT	5.00%		7/1/2027	A+		1,000	1,125,430
San Diego Arpt AMT	5.00%		7/1/2047	A+	(b)	2,000	2,340,760
San Francisco Arpt AMT	4.00%		5/1/2049	A+		1,000	1,105,340
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,503,674
San Francisco Arpt AMT	5.00%		5/1/2040	A+		1,500	1,697,100
San Francisco Arpt AMT	5.00%		5/1/2050	A+		3,000	3,602,400
San Francisco Port AMT	5.00%		3/1/2030	A1		1,415	1,585,154
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-		1,185	1,378,262
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-		4,585	5,185,910
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+		2,100	2,394,399
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		930	1,056,359
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,235	757,969
San Jose Arpt AMT	5.00%		3/1/2047	A		2,490	2,913,225
San Jose Arpt AMT	6.25%		3/1/2034	A		1,500	1,585,065
Total							99,244,037

Utilities 9.70%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		1,335	1,617,406
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3		2,500	2,958,650
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525	1,851,929
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	A		1,000	1,003,910
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	862,027
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	800,690
Guam Waterworks Auth	5.50%		7/1/2043	A-		525	574,429
Long Beach Nat Gas - ML	2.71 (3 Mo. LIBOR * .67 + 1.43	% %)#	11/15/2026	A2		1,000	1,023,850
Long Beach Nat Gas - ML	5.25%		11/15/2020	A2		1,505	1,555,914
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		1,255	1,773,980
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	AA		1,500	1,851,750
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	AA		1,000	1,257,340
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,167,470
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		1,050	1,643,607
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		2,305	3,608,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+	$2,500	$3,830,025
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	1,000	1,094,080
Northern CA Gas - Morgan Stanley	2.126 (3 Mo. LIBOR * .67 + .72	% %)#	7/1/2027	A3	2,050	2,029,766
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	390	406,673
PR Elec Pwr Auth(c)	5.25%		7/1/2033	D	115	87,688
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	255	194,438
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	450	353,250
San Diego Water	5.00%		8/1/2043	Aa3	1,000	1,229,800
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA	1,250	1,414,975
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,080,710
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA	1,500	1,663,530
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA	1,000	1,153,370
Southern CA Pub Pwr Auth - Goldman Sachs	2.75 (3 Mo. LIBOR * .67 + 1.47	% %)#	11/1/2038	A3	770	744,513
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A3	4,215	5,500,069
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,162,450
Valley Co Wtr Dist	4.50%		1/1/2048	NR	1,245	1,412,776
Total						46,909,174
Total Municipal Bonds (cost $444,625,823)						473,683,900

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENT 0.43%

Variable Rate Demand Notes 0.43%

General Obligation

CA State GO (cost $2,065,000)	1.37%	12/31/2019	5/1/2034	AA+	2,065	2,065,000

Total Investments in Securities 98.36% (cost $446,690,823)						475,748,900

Cash and Other Assets in Excess Liabilities(e) 1.64%						7,922,657

Net Assets 100.00%						$483,671,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2019

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $15,324,130, which represents 3.17% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts.

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2020	79	Short	$(12,564,022)	$(12,316,594)	$247,428

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$473,683,900	$—	$473,683,900
Short-Term Investment
Variable Rate Demand Notes	—	2,065,000	—	2,065,000
Total	$—	$475,748,900	$—	$475,748,900
Other Financial Instruments
Futures Contracts
Assets	$247,428	$—	$—	$247,428
Liabilities	—	—	—	—
Total	$247,428	$—	$—	$247,428

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.26%

Corporate-Backed 3.57%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$230	$249,541
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB	1,675	1,823,740
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,838
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB	350	389,277
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB	70	78,208
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB	100	112,532
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	251,447
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	1,185	1,272,275
Total					4,497,858

Education 7.27%

Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa2	370	457,449
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	325	382,830
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	1,004,657
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	420	492,005
NJ Ed Facs - Rider Univ	5.00%	7/1/2047	Baa2	500	558,725
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	A-	345	370,941
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	A-	325	381,969
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	923,248
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	602,515
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	581,835
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	661,674
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	450	478,719
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,068,200
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	826,260
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	378,063
Total					9,169,090

Financial Services 0.19%

NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	245,116

General Obligation 8.45%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	586,720
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	869,857
Bergen Cnty GO	3.00%	7/15/2038	Aaa	1,000	1,034,910
Bergen Cnty GO	3.00%	7/15/2040	Aaa	445	458,390
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	817,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Essex Co GO GTD	4.00%	11/1/2049	Aaa	$1,125	$1,233,247
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	407,020
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%	7/1/2048	Aa2	500	561,570
Hudson Co Impt Auth - Solid Waste GTD	4.00%	1/1/2040	AA	500	562,245
Jersey City GO	5.00%	11/1/2033	AA-	135	164,029
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	218,397
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	237,758
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	510	571,450
NJ State GO	5.00%	6/1/2027	A-	185	215,999
NJ State GO	5.00%	6/1/2027	A-	680	830,253
PR Comwlth GO(a)	5.375%	7/1/2030	Ca	1,000	757,500
PR Comwlth GO(a)	5.625%	7/1/2032	Ca	100	76,125
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,058,810
Total					10,662,043

Health Care 11.25%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	559,155
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	556,860
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	470,692
NJ EDA - Bancroft Neurohealth	5.00%	6/1/2036	NR	220	239,061
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	254,918
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	127,532
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125	150,941
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	374,724
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	768,992
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	785,197
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	316,534
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	558,720
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	450	493,506
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	295,485
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	120,272
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	545	643,580
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,171,090
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	AA-	500	564,955
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	1,065	1,276,882
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	825	971,149
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	117,873
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	850,597
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	286,635
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,124,390
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,000	1,116,700
Total					14,196,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.11%

NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-		$1,000	$1,089,410
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-		100	99,478
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA		190	204,651
Total						1,393,539

Lease Obligations 21.57%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2		750	781,087
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	302,600
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA		290	349,485
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	143,010
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	265,548
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,045	1,163,064
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		535	608,086
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	481,418
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+		540	608,018
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,450	1,636,977
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB		210	237,359
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		565	650,722
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+		615	651,051
NJ EDA - Sch Facs	4.00%	6/15/2049	BBB+		1,000	1,038,680
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+		190	216,230
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,387,197
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+		145	166,662
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+		180	214,924
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		255	279,613
NJ EDA - Sch Facs	5.00%	6/15/2029	A-	(b)	500	585,470
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+		130	144,902
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+		565	628,303
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+		240	265,680
NJ EDA - Sch Facs	5.00%	3/1/2035	NR		475	522,918
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+		250	268,508
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		640	732,934
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(b)	435	490,149
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+		405	422,504
NJ EDA - State House Proj	5.00%	6/15/2035	BBB+		750	874,350
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+		520	606,845
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+		520	594,376
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,675	1,182,667
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	530,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	$905	$982,685
NJ Trans Trust Fund	4.00%	12/15/2039	BBB+	250	265,000
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	1,000	1,036,830
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+	295	318,143
NJ Trans Trust Fund	4.50%	6/15/2049	BBB+	260	280,961
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+	935	1,015,906
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	634,990
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	464,540
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+	270	293,819
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	530	618,420
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,230	1,355,128
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	230,545
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	500	586,030
PR Infra Fin Auth - Mepsi Campus(a)	6.50%	10/1/2037	NR	500	101,250
Total					27,216,094

Other Revenue 0.62%

Middlesex Co Impt Auth - Heldrich Ctr(a)	6.25%	1/1/2037	NR	1,300	19,500
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	376,366
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	345	379,051
Total					774,917

Special Tax 0.63%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	799,497

Tax Revenue 4.87%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	568,523
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	556,650
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,509,154
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	577,225
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	908,865
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	354,034
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	127,693
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	10	8,790
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	18	14,395
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	13,379
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	176	121,056
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	333	212,264
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	490	131,888
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	599	117,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	4.329%	7/1/2040	NR	$96	$97,557
PR Corp Sales Tax	4.329%	7/1/2040	NR	286	290,639
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,073
PR Corp Sales Tax	4.55%	7/1/2040	NR	9	9,340
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	279,421
PR Corp Sales Tax	4.784%	7/1/2058	NR	39	40,605
PR Corp Sales Tax	5.00%	7/1/2058	NR	191	203,134
Total					6,145,341

Tobacco 3.98%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,096,996
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	142,165
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,619,334
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,160,450
Total					5,018,945

Transportation 24.79%

Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,113,580
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,195,503
Delaware River Port Auth	5.00%	1/1/2024	A	360	396,320
Delaware River Port Auth	5.00%	1/1/2028	A+	525	601,251
Delaware River Port Auth	5.00%	1/1/2034	A+	505	572,200
Delaware River Port Auth	5.00%	1/1/2040	A+	500	616,925
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,009,420
Delaware River Toll Brdg Commn	4.00%	1/1/2044	A1	800	893,752
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,155	1,260,082
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	300	359,559
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	346,326
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Ba1	750	853,245
NJ Tpk Auth	4.00%	1/1/2043	NR	1,000	1,122,210
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,125,670
NJ Tpk Auth	5.00%	1/1/2030	A+	585	732,584
NJ Tpk Auth	5.00%	1/1/2030	NR	510	623,465
NJ Tpk Auth	5.00%	1/1/2033	A+	560	692,815
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,478,457
NJ Tpk Auth	5.00%	1/1/2034	A+	615	743,283
NJ Tpk Auth	5.00%	1/1/2034	A+	510	591,549
NJ Tpk Auth	5.00%	1/1/2035	A+	500	590,345
NJ Tpk Auth	5.00%	1/1/2037	NR	305	372,939
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,046,479
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,175,890
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,165,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ	4.00%	9/1/2043	AA-	$850	$956,802
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	620,275
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	608,820
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	493,748
Port Auth NY & NJ	5.00%	11/15/2047	AA-	565	679,362
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB+	160	167,205
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	474,301
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-	850	946,042
Port Auth NY & NJ AMT	4.00%	11/1/2059	AA-	200	218,326
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	320	396,045
Port Auth NY & NJ AMT	5.00%	9/15/2032	AA-	400	488,368
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	598,420
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	425,712
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,190	1,360,444
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	571,540
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	592,869
Total					31,277,946

Utilities 7.96%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	454,292
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	114,479
NJ EDA - Middlesex Water AMT	4.00%	8/1/2059	A+	500	540,575
NJ EDA - Nat Gas	3.50%	4/1/2042	Aa3	1,285	1,323,499
NJ EDA - Nat Gas AMT	3.00%	8/1/2041	Aa3	1,000	972,800
NJ EDA - NJ American Wtr Co AMT	2.20%#	10/1/2039	A+	500	498,195
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,058,610
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2036	AAA	335	371,515
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,500	1,623,930
NJ Tpk Auth	5.00%	1/1/2031	A+	500	622,155
Passaic Valley Swr (NPFGC)(FGIC)	2.50%	12/1/2032	A2	1,040	1,039,990
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	190	193,800
PR Elec Pwr Auth(a)	5.00%	7/1/2037	NR	110	83,600
PR Elec Pwr Auth(a)	5.75%	7/1/2036	NR	75	57,562
PR Elec Pwr Auth(a)	7.00%	7/1/2040	NR	100	78,500
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,005,790
Total					10,039,292
Total Municipal Bonds (cost $116,052,890)					121,436,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.03%

Variable Rate Demand Notes 1.03%

Health Care

NJ Hlth - Virtua Hlth (cost $1,300,000)	1.30%	1/2/2020	7/1/2043	AA+	$1,300	$1,300,000

Total Short-Term Investments (cost $1,300,000)						1,300,000

Total Investments in Securities 97.29% (cost $117,352,890)						122,736,118

Cash and Other Assets in Excess of Liabilities(d) 2.71%						3,418,266

Net Assets 100.00%						$126,154,384

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $407,020, which represents 0.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Defaulted (non-income producing security).
(b)	This investment has been rated by Fitch IBCA.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts.

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2020	11	Short	$(1,757,834)	$(1,714,969)	$42,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$121,436,118	$—	$121,436,118
Short-Term Investment
Variable Rate Demand Notes	—	1,300,000	—	1,300,000
Total	$—	$122,736,118	$—	$122,736,118
Other Financial Instruments
Futures Contracts
Assets	$42,865	$—	$—	$42,865
Liabilities	—	—	—	—
Total	$42,865	$—	$—	$42,865

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.92%

Corporate-Backed 7.91%

Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$87,852
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		250	276,630
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250	274,660
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A3		5,535	7,543,651
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A3		2,785	3,958,488
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,847,300
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B		1,500	1,512,255
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		6,655	7,361,229
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		600	711,648
NY Liberty Dev Corp - 7 WTC	5.00%		9/15/2040	Aaa		1,015	1,092,170
NY Liberty Dev Corp - BoA Tower	5.625%		7/15/2047	AA+		2,685	2,689,189
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		1,500	1,512,540
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	BB-		3,500	3,652,250
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		935	966,949
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,958,718
NYC IDA - Yankee Stadium (FGIC)	4.50%		3/1/2039	Baa1		1,605	1,621,660
Westchester Co - Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	233,852
Total							37,301,041

Education 11.30%

Buffalo & Erie IDC - Buffalo State College	5.75%		10/1/2026	A+		1,350	1,431,580
Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,351,665
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,000	1,112,920
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,144,070
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+		775	794,615
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2033	Baa2		390	454,818
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2041	Baa2		200	228,872
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2046	Baa2		275	313,170
Dutchess Co LDC - Vassar College	5.00%		7/1/2034	Aa3		250	303,535
Hempstead Town LDC - Adelphi Univ	4.00%		2/1/2039	A-		2,110	2,376,957
Hempstead Town LDC - Hofstra Univ	5.00%		7/1/2042	A		545	643,171
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2034	BBB		825	971,404
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2037	BBB		630	735,991
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2039	BBB		555	645,088
Monroe Co IDA - Univ of Rochester	5.00%		7/1/2031	AA-		350	437,203
New Rochelle LDC - Iona Clg	5.00%		7/1/2028	BBB		205	234,721
New Rochelle LDC - Iona Clg	5.00%		7/1/2029	BBB		250	285,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB		$220	$251,110
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		200	228,100
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1		500	591,815
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	653,477
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,084,390
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,284,240
NY Dorm - NYU	4.00%	7/1/2045	Aa2		1,000	1,134,620
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,265,420
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,262,070
NY Dorm - NYU	5.00%	7/1/2042	Aa2		1,500	1,883,955
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	26,787
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,682
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		905	1,007,084
NY Dorm - PIT	5.00%	2/15/2041	AA+		3,000	3,614,310
NY Dorm - Pratt Institute	5.00%	7/1/2034	A2		1,035	1,173,607
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,177,478
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	296,898
NY Dorm - SUNY	3.00%	7/1/2042	Aa3		2,790	2,828,502
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	422,104
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	299,610
NY Dorm - The New School	5.00%	7/1/2028	A-		780	950,485
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,500	1,681,140
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,349,215
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,078,970
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,150	4,623,224
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,500	1,821,435
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,736,946
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,612,171
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,108,380
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	517,982
Westchester Co - Sarah Lawrence College	4.00%	6/1/2033	BBB		1,700	1,837,190
Total						53,290,990

General Obligation 7.08%

City of Syracuse	4.00%	5/15/2034	A1		725	814,755
Erie CO GO	5.00%	9/15/2028	AA-		275	329,219
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,327,020
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,173,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	4.00%	10/1/2039	Aa1		$1,650	$1,879,548
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,232,220
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,097,847
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,544,387
NYC GO	5.00%	8/1/2027	Aa1		1,700	2,007,870
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,656,910
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,642,425
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,207,780
NYC GO	5.00%	8/1/2043	Aa1		1,250	1,543,100
NYC GO	5.00%	12/1/2044	Aa1		2,500	3,047,100
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,660,609
NYS Mtg	2.95%	10/1/2049	Aa1		2,000	1,969,140
PR Comwlth GO(c)	5.00%	7/1/2027	D		65	52,569
PR Comwlth GO(c)	5.125%	7/1/2028	D		155	123,419
PR Comwlth GO(c)	5.375%	7/1/2030	D		4,185	3,170,137
PR Comwlth GO(c)	5.50%	7/1/2027	D		60	43,050
PR Comwlth GO(c)	6.125%	7/1/2033	D		170	131,538
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,719,953
Total						33,373,916

Health Care 9.77%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	355,461
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(b)	1,000	1,118,800
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,386,987
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2049	A-		2,000	2,204,860
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	582,415
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,766,160
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,793
Monroe Co - St. Ann’s	5.00%	1/1/2050	NR		1,250	1,351,912
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	295,295
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	711,938
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,318,253
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	667,272
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	A3		2,000	2,144,860
New York City Health & Hospitals Corp	5.00%	2/15/2025	Aa2		1,000	1,004,420
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BBB+		2,875	3,151,949
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	538,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Montefiore	4.00%	8/1/2036	BBB		$375	$417,000
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,670	1,851,846
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		345	381,070
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		200	242,878
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		325	393,188
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		525	632,515
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,064,548
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,178,910
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		810	965,552
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	904,005
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,159,920
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,262,463
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,000	4,412,480
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,082,120
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920	1,010,436
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,144,900
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,125,766
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,511,264
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	114,209
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	41,535
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	150,554
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(b)	1,250	1,346,688
Total						46,094,717

Housing 1.64%

NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,002,130
NYC HDC	3.35%	11/1/2065	AA+		1,000	1,003,250
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,060,290
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+		2,000	1,989,980
NYS Mtg	3.00%	10/1/2039	Aa1		1,500	1,521,840
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,154,040
Total						7,731,530

Lease Obligations 5.09%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,129,155
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,272,359
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,712,248
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,052,480
Hudson Yards	5.00%	2/15/2031	Aa2		2,000	2,455,420
Hudson Yards	5.00%	2/15/2033	Aa2		1,065	1,298,416
Hudson Yards	5.00%	2/15/2042	Aa2		1,035	1,232,188
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,222,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2	$1,560	$1,665,737
NY Dorm - PIT	5.00%	2/15/2039	AA+	1,000	1,197,380
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+	1,000	1,068,180
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA	1,510	1,655,458
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA	1,425	1,509,246
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005	2,439,664
PR Infra Fin Auth - Mepsi Campus(c)	6.50%	10/1/2037	NR	500	101,250
Total					24,011,440

Other 0.64%

Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2044	A+	1,340	1,501,162
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2049	A+	1,355	1,509,361
Total					3,010,523

Other Revenue 2.44%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	Ba1	2,500	2,906,900
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	Ba1	3,000	3,382,350
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+	5	5,008
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	525	597,329
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,370	1,460,078
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,039,180
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,126,807
Total					11,517,652

Special Tax 1.31%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,099,236
NYC IDA - Yankee Stadium (FGIC)	2.644 (CPI Based)%	3/1/2026	Baa1	3,450	3,495,885
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2043	AA	375	179,302
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2044	AA	635	290,157
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2047	AA	295	118,643
Total					6,183,223

Tax Revenue 14.93%

Hudson Yards	5.75%	2/15/2047	Aa2	1,030	1,080,037
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,236,890
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,080	1,340,863
NY Dorm - PIT	5.00%	3/15/2027	AA+	1,250	1,479,213
NY Dorm - PIT	5.00%	3/15/2032	Aa1	3,000	3,806,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY Dorm - PIT	5.00%	2/15/2034	AA+	$1,250	$1,452,250
NY Dorm - PIT	5.00%	3/15/2036	AA+	2,000	2,349,400
NY Dorm - PIT	5.00%	2/15/2042	AA+	2,055	2,470,295
NY Dorm - PIT	5.00%	3/15/2045	Aa1	2,000	2,423,660
NY Dorm - Sales Tax	5.00%	3/15/2026	AA+	1,000	1,189,430
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+	2,025	2,416,574
NY St Dorm Auth - PIT	4.00%	3/15/2048	Aa1	1,900	2,107,632
NY St Dorm Auth - PIT	4.00%	3/15/2049	Aa1	1,500	1,667,925
NY UDC - PIT	4.00%	3/15/2047	AA+	1,650	1,833,084
NY UDC - PIT	5.00%	3/15/2033	AA+	2,010	2,234,457
NY UDC - PIT	5.00%	3/15/2036	AA+	1,500	1,704,075
NY UDC - PIT	5.00%	3/15/2040	AA+	1,000	1,204,640
NY UDC Sales Tax	4.00%	3/15/2043	Aa1	2,000	2,256,480
NY UDC Sales Tax	4.00%	3/15/2044	Aa1	1,250	1,410,713
NYC TFA - Future Tax	4.00%	8/1/2039	AAA	1,000	1,126,250
NYC TFA - Future Tax	4.00%	5/1/2042	AAA	2,000	2,250,160
NYC TFA - Future Tax	4.00%	11/1/2042	AAA	1,675	1,882,533
NYC TFA - Future Tax	4.00%	5/1/2043	AAA	2,000	2,224,860
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,561,995
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	2,075	2,560,259
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,535	1,879,776
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	125,365
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,495,323
NYC TFA - Future Tax	5.00%	8/1/2040	Aa1	2,530	3,049,409
NYC TFA - Future Tax	5.00%	8/1/2041	Aa1	2,975	3,577,586
NYC TFA - Future Tax	5.00%	8/1/2042	AAA	2,700	3,274,965
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,510	2,979,320
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,669,556
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	68	59,769
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	120	95,969
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	124	92,168
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	471	323,963
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	384	244,773
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	1,696	456,495
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,136	419,553
PR Corp Sales Tax	4.329%	7/1/2040	NR	468	475,591
PR Corp Sales Tax	4.329%	7/1/2040	NR	555	564,002
PR Corp Sales Tax	4.536%	7/1/2053	NR	54	55,316
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	158,786
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,042	1,090,474
PR Corp Sales Tax	4.784%	7/1/2058	NR	178	185,323
PR Corp Sales Tax	5.00%	7/1/2058	NR	822	874,222
Total					70,417,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 3.29%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR	$8,000	$507,760
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	366,000
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	342,000
Nassau CO Tobacco	Zero Coupon	6/1/2060	NR	15,000	453,450
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	2,029,919
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	488,036
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,404,901
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB	1,175	1,240,788
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,352,241
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	787,658
TSASC	5.00%	6/1/2034	A-	1,000	1,179,660
TSASC	5.00%	6/1/2035	A-	300	352,692
TSASC	5.00%	6/1/2036	A-	100	117,281
TSASC	5.00%	6/1/2041	BBB+	300	336,414
TSASC	5.00%	6/1/2048	NR	2,700	2,725,191
Westchester Tobacco Asset Securitization Corp	5.125%	6/1/2051	B	1,750	1,838,462
Total					15,522,453

Transportation 23.91%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+	600	717,750
MTA NY	5.00%	11/15/2023	A1	2,455	2,708,896
MTA NY	5.00%	11/15/2027	A1	350	410,158
MTA NY	5.00%	11/15/2028	A1	705	849,934
MTA NY	5.00%	11/15/2028	A1	710	901,302
MTA NY	5.00%	11/15/2028	A1	2,415	3,016,625
MTA NY	5.00%	11/15/2029	A1	1,090	1,352,755
MTA NY	5.00%	11/15/2029	A1	1,500	1,778,610
MTA NY	5.00%	11/15/2030	A1	1,500	1,811,145
MTA NY	5.00%	11/15/2033	A1	1,360	1,656,752
MTA NY	5.00%	11/15/2033	A1	1,500	1,721,340
MTA NY	5.00%	11/15/2041	A1	1,000	1,163,190
MTA NY	5.25%	11/15/2028	A1	3,740	4,505,728
MTA NY	5.25%	11/15/2029	A1	1,000	1,164,930
MTA NY (AGM)	4.00%	11/15/2048	AA	1,500	1,673,670
MTA NY (AGM)	4.00%	11/15/2049	AA	2,965	3,297,495
MTA NY - Dedicated Tax	5.00%	11/15/2033	AA	1,500	1,859,580
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	1,000	1,131,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	$850	$1,030,183
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	871,849
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	419,780
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,053,930
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	3,435	3,744,734
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,416,294
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	1,600	1,916,224
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,731,004
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,050	2,148,892
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,392,439
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,330	9,335,014
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,644,765
NY Twy Auth	4.00%	1/1/2041	A2	1,000	1,129,640
NY Twy Auth	5.00%	1/1/2032	A1	150	187,421
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,985,086
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,514,263
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB+	60	61,970
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	BBB+	295	306,700
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB+	875	914,401
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	BBB+	1,190	1,238,659
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	233,739
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	417,340
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,683,508
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-	3,650	4,062,413
Port Auth NY & NJ AMT	4.00%	11/1/2059	AA-	800	873,304
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,331,275
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,450	1,788,039
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,246,380
Port Auth NY & NJ AMT	5.00%	11/15/2031	AA-	3,415	4,184,912
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	2,850	3,410,994
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,820	3,430,022
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,636,935
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,201,230
Port Auth NY & NJ AMT	5.00%	9/15/2034	AA-	1,000	1,213,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-		$1,050	$1,243,715
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,322,750
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-		365	431,503
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145	2,428,977
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015	2,247,027
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		1,525	1,722,854
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-		500	602,790
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-		600	723,348
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,208,290
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,348,721
Total						112,758,364

Utilities 8.61%

Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	705,492
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,045,873
Guam Pwr Auth	5.00%	10/1/2020	BBB		500	511,315
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	526,095
Guam Waterworks Auth	5.00%	7/1/2036	A-		400	457,916
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,100,500
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,299,900
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,141,090
Long Island Power Auth	5.00%	9/1/2047	A		1,030	1,222,363
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,606,420
NY Elec Sys - LIPA	4.00%	9/1/2038	A		1,500	1,689,990
NY Elec Sys - LIPA	4.00%	9/1/2039	A		1,000	1,122,940
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,320,424
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,734,249
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,925,295
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	2,009,140
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,583,180
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,529,825
NYC Muni Water	5.00%	6/15/2046	AA+		2,565	3,070,074
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,020,469
NYC Muni Water	5.00%	6/15/2049	AA+		1,990	2,468,336
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,844,355
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,213,280
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca		490	499,800
PR Elec Pwr Auth(c)	5.75%	7/1/2036	D	(b)	1,250	959,375
Total						40,607,696
Total Municipal Bonds (cost $440,802,773)						461,821,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.68%

Variable Rate Demand Notes 0.68%

Special Tax 0.28%

NYC TFA - Future Tax	1.67%	1/2/2020	8/1/2042	AAA	$1,300	$1,300,000

Tax Revenue 0.21%

NYC TFA - Future Tax	1.65%	1/2/2020	11/1/2044	AAA	1,000	1,000,000

Utilities 0.19%

NYC Muni Wtr	1.68%	1/2/2020	6/15/2049	AA+	900	900,000

Total Short-Term Investments (cost $3,200,000)						3,200,000

Total Investments in Securities 98.60% (cost $444,002,773)						465,021,084

Cash and Other Assets in Excess of Liabilities(e) 1.40%						6,594,261

Net Assets 100.00%						$471,615,345

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NR	Not Rated.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $15,894,141, which represents 3.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	This investment has been rated by Fitch IBCA.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2019

(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at December 31, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	March 2020	52	Short	$(8,309,758)	$(8,107,125)	$202,633

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$461,821,084	$—	$461,821,084
Short-Term Investments
Variable Rate Demand Notes	—	3,200,000	—	3,200,000
Total	$—	$465,021,084	$—	$465,021,084
Other Financial Instruments
Futures Contracts
Assets	$202,633	$—	$—	$202,633
Liabilities	—	—	—	—
Total	$202,633	$—	$—	$202,633

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) their respective active share classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.